FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Retirement Builder Variable Annuity Account
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Retirement Builder Variable Annuity Account (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Large Cap Growth Class B Shares (1)	Invesco V.I. Government Securities Series I Shares (1)
AB Relative Value Class B Shares (1)	Invesco V.I. Government Securities Series II Shares (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	Invesco V.I. Main Street Series I Shares (1)
Allspring VT Discovery All Cap Growth Class 1 Shares (1)	Invesco V.I. Main Street Series II Shares (1)
Allspring VT Discovery All Cap Growth Class 2 Shares (1)	Invesco V.I. Main Street Mid Cap Series II Shares (1)
Allspring VT Opportunity Class 1 Shares (1)	Invesco V.I. Main Street Small Cap Series II Shares (1)
Allspring VT Opportunity Class 2 Shares (1)	Janus Henderson - Balanced Service Shares (1)
Allspring VT Small Cap Growth Class 1 Shares (1)	Janus Henderson - Enterprise Service Shares (1)
Allspring VT Small Cap Growth Class 2 Shares (1)	Janus Henderson - Forty Service Shares (1)
BNY Mellon Stock Index Initial Shares (1)	Janus Henderson - Global Research Service Shares (1)
BNY Mellon Stock Index Service Shares (1)	Janus Henderson - Mid Cap Value Service Shares (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	Janus Henderson - Overseas Service Shares (1)
BNY Mellon VIF Appreciation Initial Shares (1)	Janus Henderson - Research Service Shares (1)
BNY Mellon VIF Government Money Market (1)	LVIP JPMorgan Core Bond Standard Shares (1)
BNY Mellon VIF Growth and Income Initial Shares (1)	LVIP JPMorgan Mid Cap Value Standard Shares (1)
BNY Mellon Small Cap Initial Shares(1)	LVIP JPMorgan U.S. Equity Standard Shares (1)
Columbia – Acorn (1)	MFS® Core Equity Initial Class (1)
Columbia - Dividend Opportunity Class 1 Shares (1)	MFS® Growth Initial Class (1)
Columbia - Income Opportunity Class 1 Shares (1)	MFS® Growth Service Class (1)
Columbia - Large Cap Growth Class 1 Shares (1)	MFS® Massachusetts Investors Growth Stock Initial Class (1)
Columbia - Overseas Core Class 2 Shares (1)	MFS® Massachusetts Investors Growth Stock Service Class (1)
Columbia - Select Mid Cap Growth Class 1 Shares (1)	MFS® New Discovery Initial Class (1)
Columbia - Select Mid Cap Value Class 1 Shares (1)	MFS® New Discovery Service Class (1)
Columbia - Small Cap Value Class 1 Shares (1)	MFS® Research Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	MFS® Research Service Class (1)
Columbia - Strategic Income Class 1 Shares (1)	MFS® Total Return Initial Class (1)
CTIVP® - Principal Large Cap Growth Class 1 Shares (1)	MFS® Total Return Service Class (1)
Davis Equity (1)	MFS® Total Return Bond Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	MFS® Total Return Bond Service Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	MFS® Utilities Initial Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	MFS® Utilities Service Class (1)
Federated Hermes Kaufmann II Service Shares (1)	Putnam VT Core Equity Class IB Shares (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Putnam VT Diversified Income Class IB Shares (1)
Federated Hermes Managed Volatility II Service Shares (1)	Putnam VT Focused International Equity Class IB Shares (1)
Federated Hermes Quality Bond II Primary Shares (1)	Putnam VT George Putnam Balanced Class IB Shares (1)
Fidelity® VIP Asset Manager 50% Initial Class (1)	Putnam VT Global Health Care Class IB Shares (1)
Fidelity® VIP Asset Manager 70% Initial Class (1)	Putnam VT Government Money Market Class IB Shares (1)
Fidelity® VIP Balanced Initial Class (1)	Putnam VT Income Class IB Shares (1)
Fidelity® VIP Balanced Service Class 2 (1)	Putnam VT International Equity Class IB Shares (1)
Fidelity® VIP Contrafund® Initial Class (1)	Putnam VT Large Cap Growth Class IB Shares (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	Putnam VT Large Cap Value Class IB Shares (1)
Fidelity® VIP Equity-Income Initial Class (1)	Putnam VT Research Class IB Shares (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	Putnam VT Sustainable Leaders Class IB Shares (1)
Fidelity® VIP Government Money Market Initial Class (1)	TA Aegon Bond Initial Class (1)
Fidelity® VIP Government Money Market Service Class 2 (1)	TA Aegon Bond Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Aegon Core Bond Initial Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Aegon High Yield Bond Initial Class (1)
Fidelity® VIP Growth & Income Initial Class (1)	TA Aegon High Yield Bond Service Class (1)
Fidelity® VIP Growth & Income Service Class 2 (1)	TA Aegon Sustainable Equity Income Initial Class (1)
Fidelity® VIP Growth Opportunities Initial Class (1)	TA Aegon Sustainable Equity Income Service Class (1)
Fidelity® VIP Growth Opportunities Service Class (1)	TA Aegon U.S. Government Securities Initial Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Aegon U.S. Government Securities Service Class (1)
Fidelity® VIP High Income Initial Class (1)	TA BlackRock Government Money Market Initial Class (1)
Fidelity® VIP High Income Service Class (1)	TA BlackRock Government Money Market Service Class (1)
Fidelity® VIP High Income Service Class 2 (1)	TA BlackRock iShares Edge 40 Initial Class (1)
Fidelity® VIP Index 500 Initial Class (1)	TA BlackRock iShares Edge 40 Service Class (1)
Fidelity® VIP Index 500 Service Class 2 (1)	TA BlackRock Real Estate Securities Initial Class (1)
Fidelity® VIP Investment Grade Bond Initial Class (1)	TA BlackRock Real Estate Securities Service Class (1)
Fidelity® VIP Investment Grade Bond Service Class 2 (1)	TA International Focus Initial Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA International Focus Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Janus Mid-Cap Growth Initial Class (1)
Fidelity® VIP Overseas Initial Class (1)	TA Janus Mid-Cap Growth Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Franklin Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
Franklin Rising Dividends Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
Franklin Small Cap Value Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
Franklin Small-Mid Cap Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
Franklin Templeton Developing Markets Class 2 Shares (1)	TA JPMorgan Diversified Equity Allocation Initial Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA JPMorgan Diversified Equity Allocation Service Class (1)
Invesco V.I. American Franchise Series I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA JPMorgan Enhanced Index Service Class (1)
Invesco V.I. American Value Series II Shares (1)	TA JPMorgan International Moderate Growth Initial Class (1)
Invesco V.I. Comstock Series II Shares (1)	TA JPMorgan International Moderate Growth Service Class (1)
Invesco V.I. Discovery Large Cap Series I Shares(1)	TA JPMorgan Tactical Allocation Initial Class (1)
Invesco V.I. Discovery Large Cap Series II Shares (1)	TA JPMorgan Tactical Allocation Service Class (1)
Invesco V.I. Core Equity Series II Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Invesco V.I. Discovery Mid Cap Growth Series II Shares (1)	TA Multi-Managed Balanced Service Class (1)
Invesco V.I. Equity and Income Series I Shares (2)	TA Small/Mid Cap Value Initial Class (1)
Invesco V.I. Equity and Income Series II Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. EQV International Equity Series I Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Invesco V.I. EQV International Equity Series II Shares (1)	TA TSW International Equity Initial Class (1)
Invesco V.I. Global Series I Shares (1)	TA TSW International Equity Service Class (1)
Invesco V.I. Global Series II Shares (1)	TA TSW Mid Cap Value Opportunities Initial Class (1)
Invesco V.I. Global Strategic Income Series I Shares (1)	TA WMC US Growth Initial Class (1)
Invesco V.I. Global Strategic Income Series II Shares (1)	TA WMC US Growth Service Class (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024
(2) Statements of operations and changes in net assets for the period April 26, 2024 (commencement of operations) through December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class B Shares	35,544.313	$2,199,241	$2,896,151	$(83)	$2,896,068	605,219	$4.221566	$37.573255
AB Relative Value Class B Shares	66,143.389	1,892,319	2,040,524	(35)	2,040,489	543,690	3.470375	21.235323
AB Sustainable Global Thematic Growth Class B Shares	24,558.935	712,818	743,153	(11)	743,142	424,596	1.123656	20.534729
Allspring VT Discovery All Cap Growth Class 1 Shares	58,996.758	1,545,015	1,355,745	2	1,355,747	180,335	4.002401	8.170049
Allspring VT Discovery All Cap Growth Class 2 Shares	9,213.567	228,224	192,195	13	192,208	20,888	8.144085	28.053349
Allspring VT Opportunity Class 1 Shares	62,371.588	1,552,563	1,601,079	10	1,601,089	367,406	3.788779	4.518313
Allspring VT Opportunity Class 2 Shares	2,493.718	62,068	64,089	3	64,092	15,232	3.919538	21.454865
Allspring VT Small Cap Growth Class 1 Shares	77,077.208	787,207	797,749	15	797,764	206,508	2.643531	4.187661
Allspring VT Small Cap Growth Class 2 Shares	9,590.238	95,625	92,066	(3)	92,063	23,899	3.448013	18.901613
BNY Mellon Small Cap Initial Shares	25,569.854	1,163,748	1,227,353	(16)	1,227,337	390,568	3.137461	14.073779
BNY Mellon Stock Index Initial Shares	20,287.296	1,219,918	1,768,038	(40)	1,767,998	246,280	5.991247	7.357185
BNY Mellon Stock Index Service Shares	333.497	21,347	29,154	-	29,154	6,023	4.840787	6.515927
BNY Mellon Sustainable U.S. Equity Initial Shares	4,169.076	165,728	243,891	36	243,927	73,506	3.318447	25.218206
BNY Mellon VIF Appreciation Initial Shares	55,500.611	1,933,767	1,868,706	(10)	1,868,696	293,330	5.821616	24.468082
BNY Mellon VIF Government Money Market	677,351.260	677,351	677,351	(77)	677,274	594,646	0.760047	1.184986
BNY Mellon VIF Growth and Income Initial Shares	27,650.935	940,860	1,099,954	(36)	1,099,918	168,758	6.517556	27.818027
Columbia - Acorn	58,006.933	820,007	922,310	(70)	922,240	207,831	3.634140	15.957880
Columbia - Dividend Opportunity Class 1 Shares	16,132.247	304,709	846,298	(12)	846,286	266,143	2.726064	18.926358
Columbia - Income Opportunity Class 1 Shares	152,687.891	1,057,844	1,033,697	27	1,033,724	696,360	1.295741	1.552287
Columbia - Large Cap Growth Class 1 Shares	82,803.139	1,187,344	4,708,186	72	4,708,258	1,189,284	3.582152	4.111564
Columbia - Overseas Core Class 2 Shares	88,466.961	1,137,772	1,565,865	(15)	1,565,850	848,064	1.674310	1.921831
Columbia - Select Mid Cap Growth Class 1 Shares	20,344.651	354,987	1,315,282	(13)	1,315,269	363,728	3.165925	3.792980
Columbia - Select Mid Cap Value Class 1 Shares	2,907.977	52,695	137,664	3	137,667	38,822	2.945043	18.762180
Columbia - Small Cap Value Class 1 Shares	64,098.114	800,782	810,841	(29)	810,812	145,202	2.149686	17.616023
Columbia - Small Company Growth Class 1 Shares	1,808.929	25,043	27,098	5	27,103	4,186	4.228163	28.935123
Columbia - Strategic Income Class 1 Shares	132,901.810	520,683	503,698	(2)	503,696	224,373	1.870701	11.127924
CTIVP® - Principal Large Cap Growth Class 1 Shares	47,336.324	1,122,310	3,858,857	37	3,858,894	1,118,568	3.093802	3.551075
Davis Equity	495,207.700	3,220,475	3,104,952	(49)	3,104,903	652,391	4.076526	6.583683
Federated Hermes Government Money II Service Shares	2,122,006.788	2,122,006	2,122,007	(148)	2,121,859	2,090,941	0.881706	9.512161
Federated Hermes High Income Bond II Primary Shares	237,639.844	1,376,349	1,373,558	26	1,373,584	442,115	1.505886	11.897186
Federated Hermes Kaufmann II Primary Shares	76,108.207	1,399,434	1,484,110	18	1,484,128	242,580	3.574093	19.576584
Federated Hermes Kaufmann II Service Shares	52,262.771	858,388	906,236	(2)	906,234	190,334	4.034887	18.935238
Federated Hermes Managed Volatility II Primary Shares	62,809.910	606,376	653,223	(7)	653,216	254,795	2.155102	14.323725
Federated Hermes Managed Volatility II Service Shares	24,877.346	247,926	264,446	(2)	264,444	191,405	1.305775	13.788622
Federated Hermes Quality Bond II Primary Shares	8,920.855	95,564	94,383	9	94,392	53,100	1.493775	10.333751
Fidelity® VIP Asset Manager 50% Initial Class	44,889.522	685,149	790,953	28	790,981	201,554	1.499615	15.465292
Fidelity® VIP Asset Manager 70% Initial Class	10,309.555	204,981	266,708	(14)	266,694	59,461	1.554380	4.573938
Fidelity® VIP Balanced Initial Class	89,257.053	1,856,641	2,366,204	(23)	2,366,181	388,175	2.410572	6.255003
Fidelity® VIP Balanced Service Class 2	17,606.127	366,036	448,076	(4)	448,072	85,267	3.623342	20.821910
Fidelity® VIP Contrafund® Initial Class	187,585.806	8,126,345	11,234,514	(26)	11,234,488	732,633	4.772072	15.884560
Fidelity® VIP Contrafund® Service Class 2	170,896.674	7,900,862	9,717,185	69	9,717,254	1,398,097	4.789548	34.594747
Fidelity® VIP Equity-Income Initial Class	132,454.562	3,092,883	3,898,138	7	3,898,145	579,537	2.468463	20.102000

See accompanying notes

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Equity-Income Service Class 2	209,625.470	$4,760,590	$5,896,764	$69	$5,896,833	1,376,531	$3.079867	$21.952402
Fidelity® VIP Government Money Market Initial Class	513,904.040	513,904	513,904	(33)	513,871	384,434	0.626800	9.761528
Fidelity® VIP Government Money Market Service Class 2	168,917.320	168,917	168,917	(15)	168,902	155,374	0.875565	1.117332
Fidelity® VIP Growth Initial Class	82,583.814	7,294,657	8,070,090	(42)	8,070,048	639,457	3.440716	13.228241
Fidelity® VIP Growth Service Class 2	28,163.176	2,377,260	2,615,796	(11)	2,615,785	428,195	4.995372	42.750063
Fidelity® VIP Growth & Income Initial Class	97,583.753	2,310,735	3,254,418	7	3,254,425	396,624	2.738382	8.774723
Fidelity® VIP Growth & Income Service Class 2	13,379.253	311,515	428,002	29	428,031	87,597	4.396314	24.363298
Fidelity® VIP Growth Opportunities Initial Class	41,303.795	2,006,099	4,117,575	25	4,117,600	344,799	4.193821	12.310577
Fidelity® VIP Growth Opportunities Service Class	22,781.242	1,251,449	2,257,621	49	2,257,670	196,505	9.933574	12.889831
Fidelity® VIP Growth Opportunities Service Class 2	11,643.192	490,793	1,122,404	51	1,122,455	125,465	6.603511	47.585523
Fidelity® VIP High Income Initial Class	138,187.294	703,597	674,354	(7)	674,347	268,069	1.164781	12.077842
Fidelity® VIP High Income Service Class	99,408.953	499,539	481,139	4	481,143	177,877	1.262694	2.977642
Fidelity® VIP High Income Service Class 2	43,286.285	211,111	199,550	20	199,570	86,675	2.072415	11.837339
Fidelity® VIP Index 500 Initial Class	29,319.847	8,246,642	19,354,911	243	19,355,154	2,025,999	2.963130	27.887023
Fidelity® VIP Index 500 Service Class 2	2,202.443	790,455	1,432,050	(49)	1,432,001	173,828	5.712384	27.265664
Fidelity® VIP Investment Grade Bond Initial Class	226,943.947	2,887,112	2,578,083	4	2,578,087	1,225,434	1.037529	10.042440
Fidelity® VIP Investment Grade Bond Service Class 2	36,408.703	449,459	399,403	8	399,411	214,572	1.166967	9.819614
Fidelity® VIP Mid Cap Initial Class	100,458.018	3,616,043	3,768,180	(3)	3,768,177	295,963	3.472110	14.005487
Fidelity® VIP Mid Cap Service Class 2	165,482.177	5,762,750	5,820,008	(30)	5,819,978	841,598	2.757349	21.043631
Fidelity® VIP Overseas Initial Class	29,343.921	649,024	807,545	(7)	807,538	224,605	1.299582	18.195964
Fidelity® VIP Value Strategies Service Class 2	141,854.243	2,105,377	2,293,783	(46)	2,293,737	459,375	3.205979	22.035728
Franklin Income Class 2 Shares	8,758.611	128,969	132,781	(8)	132,773	59,199	2.118405	15.849825
Franklin Mutual Shares Class 2 Shares	182,358.093	2,945,975	2,935,965	(93)	2,935,872	856,157	2.038879	15.795100
Franklin Rising Dividends Class 2 Shares	50,788.811	1,320,555	1,424,118	(8)	1,424,110	241,084	2.469334	6.612239
Franklin Small Cap Value Class 2 Shares	68,997.810	947,979	957,000	16	957,016	155,028	2.870462	15.488004
Franklin Small-Mid Cap Growth Class 2 Shares	232,083.144	3,291,487	3,321,110	21	3,321,131	723,807	2.541500	19.468293
Franklin Templeton Developing Markets Class 2 Shares	53,277.948	452,479	643,598	(19)	643,579	163,203	1.319649	5.420671
Franklin Templeton Foreign Class 2 Shares	95,548.900	1,314,018	1,549,803	16	1,549,819	700,668	1.404534	14.582863
Invesco V.I. American Franchise Series I Shares	21,917.463	1,281,845	1,775,315	2	1,775,317	344,193	4.745367	30.829798
Invesco V.I. American Franchise Series II Shares	5,054.985	263,459	363,706	(61)	363,645	72,476	4.107671	33.676098
Invesco V.I. American Value Series II Shares	24,650.210	383,439	437,788	2	437,790	25,256	16.249338	17.893515
Invesco V.I. Comstock Series II Shares	50,924.000	905,640	1,084,172	12	1,084,184	223,466	4.050808	20.194519
Invesco V.I. Core Equity Series II Shares	33,405.697	996,114	1,194,588	(36)	1,194,552	297,736	2.201472	21.346866
Invesco V.I. Discovery Large Cap Series I Shares	119,300.405	5,543,457	7,545,751	(137)	7,545,614	1,009,822	5.020854	30.606005
Invesco V.I. Discovery Large Cap Series II Shares	10,031.475	472,192	594,365	(16)	594,349	100,067	4.210514	29.927054
Invesco V.I. Discovery Mid Cap Growth Series II Shares	1,295.471	73,471	82,146	(3)	82,143	4,933	15.554995	16.864885
Invesco V.I. Equity and Income Series I Shares	45,976.480	798,279	839,990	(3)	839,987	711,678	1.159744	1.183976
Invesco V.I. Equity and Income Series II Shares	128,739.490	2,162,354	2,332,760	36	2,332,796	621,600	2.345557	15.774139
Invesco V.I. EQV International Equity Series I Shares	10,826.525	376,376	390,946	(6)	390,940	128,942	1.576580	3.369579
Invesco V.I. EQV International Equity Series II Shares	1,618.595	56,197	57,282	2	57,284	13,593	3.508413	14.422634
Invesco V.I. Global Series I Shares	44,716.078	1,681,171	1,696,975	43	1,697,018	214,375	2.634477	9.896794
Invesco V.I. Global Series II Shares	1,236.466	43,438	44,884	(14)	44,870	8,416	4.504486	21.780487

See accompanying notes

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. Global Strategic Income Series I Shares	212,306.077	$1,018,431	$970,239	$(2)	$970,237	426,494	$1.048757	$10.149555
Invesco V.I. Global Strategic Income Series II Shares	68,236.846	340,851	322,078	-	322,078	183,011	0.987737	9.926559
Invesco V.I. Government Securities Series I Shares	18,677.976	215,906	198,920	12	198,932	123,476	0.990192	1.635494
Invesco V.I. Government Securities Series II Shares	20,331.968	229,980	214,299	(5)	214,294	173,272	0.888014	1.371774
Invesco V.I. Main Street Series I Shares	164,838.819	3,226,918	3,651,180	(14)	3,651,166	623,352	3.326438	6.388426
Invesco V.I. Main Street Series II Shares	29,844.367	600,565	640,162	5	640,167	107,292	4.159411	22.588634
Invesco V.I. Main Street Mid Cap Series II Shares	23,633.465	242,742	248,151	(11)	248,140	61,105	3.122504	16.774089
Invesco V.I. Main Street Small Cap Series II Shares	1,703.838	43,232	47,213	-	47,213	6,542	4.980982	17.781901
Janus Henderson - Balanced Service Shares	49,637.732	1,846,555	2,952,452	(14)	2,952,438	687,313	4.295589	19.227822
Janus Henderson - Enterprise Service Shares	16,814.364	1,092,066	1,233,334	(1)	1,233,333	388,288	2.889820	25.516739
Janus Henderson - Forty Service Shares	4,874.706	192,732	252,851	11	252,862	41,814	6.047307	34.047302
Janus Henderson - Global Research Service Shares	21,114.497	966,642	1,613,570	28	1,613,598	649,729	2.255420	28.605655
Janus Henderson - Mid Cap Value Service Shares	7,380.109	114,562	123,838	(9)	123,829	36,132	2.299555	14.371635
Janus Henderson - Overseas Service Shares	18,877.130	554,519	1,000,865	16	1,000,881	445,703	2.214989	20.202139
Janus Henderson - Research Service Shares	15,801.173	590,552	967,664	(39)	967,625	247,700	3.906234	33.502341
LVIP JPMorgan Core Bond Standard Shares	167,450.790	1,641,248	1,667,140	5	1,667,145	1,006,230	1.310141	2.132381
LVIP JPMorgan Mid Cap Value Standard Shares	87,276.151	825,880	786,533	-	786,533	141,551	3.858375	7.589274
LVIP JPMorgan U.S. Equity Standard Shares	27,223.358	966,067	1,343,963	(3)	1,343,960	262,038	4.591415	6.355091
MFS® Core Equity Initial Class	1,128.301	29,210	35,914	(2)	35,912	11,629	3.058536	25.936870
MFS® Growth Initial Class	66,708.227	4,142,568	4,526,153	(75)	4,526,078	487,134	7.849388	32.766516
MFS® Growth Service Class	23,078.399	1,214,825	1,400,397	68	1,400,465	138,694	6.283200	32.027851
MFS® Massachusetts Investors Growth Stock Initial Class	2,775.480	58,470	62,587	(3)	62,584	19,230	3.230722	28.353827
MFS® Massachusetts Investors Growth Stock Service Class	54,261.839	1,179,146	1,186,706	11	1,186,717	361,346	2.950884	27.528786
MFS® New Discovery Initial Class	19,825.421	315,460	309,277	(15)	309,262	83,558	3.625074	20.109999
MFS® New Discovery Service Class	27,488.715	392,413	332,613	5	332,618	59,406	2.811004	21.954799
MFS® Research Initial Class	52,792.457	1,560,675	1,609,642	(38)	1,609,604	257,547	4.628588	24.537851
MFS® Research Service Class	36,589.633	1,067,818	1,091,835	(75)	1,091,760	165,661	4.510242	23.984645
MFS® Total Return Initial Class	207,884.860	4,858,064	4,849,954	21	4,849,975	1,323,785	2.159850	4.173271
MFS® Total Return Service Class	78,845.486	1,801,656	1,785,062	1	1,785,063	614,462	2.427930	16.660402
MFS® Total Return Bond Initial Class	9,816.164	127,945	115,634	(8)	115,626	54,928	2.083593	10.017194
MFS® Total Return Bond Service Class	66,961.261	831,540	772,733	(2)	772,731	484,624	1.341592	9.729245
MFS® Utilities Initial Class	109,649.237	3,480,996	4,137,066	7	4,137,073	593,347	3.353569	17.853323
MFS® Utilities Service Class	21,614.559	676,788	795,848	(12)	795,836	107,335	4.412020	17.462374
Putnam VT Core Equity Class IB Shares	16.439	279	388	16	404	83	4.684143	28.936491
Putnam VT Diversified Income Class IB Shares	43,100.655	230,362	203,004	1	203,005	104,550	0.982195	10.208805
Putnam VT Focused International Equity Class IB Shares	54,550.712	785,437	1,040,828	93	1,040,921	331,431	2.820332	4.731079
Putnam VT George Putnam Balanced Class IB Shares	50,187.858	528,644	852,692	(14)	852,678	245,515	2.132425	19.302375
Putnam VT Global Health Care Class IB Shares	8,896.863	138,434	149,556	1	149,557	38,340	2.106931	20.230573
Putnam VT Government Money Market Class IB Shares	2,693,588.271	2,693,588	2,693,588	(184)	2,693,404	2,587,473	0.794002	1.155372
Putnam VT Income Class IB Shares	18,224.632	194,172	149,260	4	149,264	78,755	1.830005	9.463694
Putnam VT International Equity Class IB Shares	2,603.865	35,380	51,583	(19)	51,564	21,362	2.382579	17.983509
Putnam VT Large Cap Growth Class IB Shares	47,997.572	541,367	843,797	52	843,849	196,042	3.383619	10.226983

See accompanying notes

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Putnam VT Large Cap Value Class IB Shares	98,469.207	$2,483,419	$3,514,366	$(43)	$3,514,323	485,435	$3.891099	$26.991043
Putnam VT Research Class IB Shares	5,497.273	130,807	260,351	(23)	260,328	42,027	5.513811	29.288430
Putnam VT Sustainable Leaders Class IB Shares	40.719	1,220	1,885	(25)	1,860	218	8.548892	28.862624
TA Aegon Bond Initial Class	632,513.913	6,749,400	6,008,882	10	6,008,892	3,829,101	0.906732	9.657199
TA Aegon Bond Service Class	275,397.657	2,937,528	2,588,738	38	2,588,776	1,630,519	0.985001	10.548343
TA Aegon Core Bond Initial Class	126,476.027	1,529,750	1,386,177	(1)	1,386,176	867,353	0.909238	1.801098
TA Aegon High Yield Bond Initial Class	312,319.368	2,206,853	2,201,852	8	2,201,860	800,190	1.342488	12.387886
TA Aegon High Yield Bond Service Class	40,230.069	301,034	290,863	12	290,875	110,430	2.295822	13.528256
TA Aegon Sustainable Equity Income Initial Class	467,775.374	8,900,830	10,599,790	134	10,599,924	3,528,794	2.090292	14.027289
TA Aegon Sustainable Equity Income Service Class	76,976.827	1,451,230	1,748,914	24	1,748,938	549,699	2.256920	15.312978
TA Aegon U.S. Government Securities Initial Class	242,774.759	2,237,444	2,177,690	(19)	2,177,671	1,679,036	1.064372	9.023517
TA Aegon U.S. Government Securities Service Class	131,965.018	1,356,527	1,236,512	(30)	1,236,482	941,169	1.077564	9.862910
TA BlackRock Government Money Market Initial Class	6,097,663.417	6,097,663	6,097,663	(722)	6,096,941	6,832,814	0.748424	9.743664
TA BlackRock Government Money Market Service Class	3,089,127.951	3,089,128	3,089,128	(244)	3,088,884	2,922,962	0.889359	10.611715
TA BlackRock iShares Edge 40 Initial Class	89,120.856	813,702	821,694	9	821,703	379,347	1.325217	12.570727
TA BlackRock iShares Edge 40 Service Class	28,118.542	258,009	257,285	5	257,290	131,671	1.560569	13.834133
TA BlackRock Real Estate Securities Initial Class	26,013.971	273,462	269,765	(2)	269,763	87,234	1.478159	11.553443
TA BlackRock Real Estate Securities Service Class	17,919.043	193,438	200,514	-	200,514	77,275	1.508394	12.650576
TA International Focus Initial Class	91,780.403	777,646	701,202	35	701,237	386,964	1.243688	10.541698
TA International Focus Service Class	100,224.268	809,707	743,664	-	743,664	280,678	1.699304	14.906155
TA Janus Mid-Cap Growth Initial Class	260,919.870	8,518,514	8,237,240	(63)	8,237,177	1,537,244	2.759642	23.148487
TA Janus Mid-Cap Growth Service Class	13,115.775	389,472	367,766	(24)	367,742	75,445	4.025883	25.289236
TA JPMorgan Asset Allocation - Conservative Initial Class	953,697.851	9,291,560	9,050,593	(17)	9,050,576	4,279,728	1.342124	12.363037
TA JPMorgan Asset Allocation - Conservative Service Class	1,237,901.836	11,953,438	11,574,382	71	11,574,453	5,540,551	1.276903	13.505293
TA JPMorgan Asset Allocation - Moderate Initial Class	1,394,242.566	15,828,213	16,452,062	(92)	16,451,970	6,436,376	1.469394	13.980920
TA JPMorgan Asset Allocation - Moderate Service Class	2,788,052.615	30,462,968	32,229,888	595	32,230,483	12,530,618	1.961341	13.660291
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,154,179.209	24,425,502	26,237,903	12	26,237,915	8,468,440	1.743157	16.273696
TA JPMorgan Asset Allocation - Moderate Growth Service Class	6,302,766.074	68,805,570	75,002,916	72	75,002,988	25,076,627	2.283825	17.768302
TA JPMorgan Diversified Equity Allocation Initial Class	596,388.863	6,506,457	7,979,683	(4)	7,979,679	1,937,771	2.418613	21.680662
TA JPMorgan Diversified Equity Allocation Service Class	618,332.252	6,836,979	8,118,702	(17)	8,118,685	1,948,177	2.775963	21.182425
TA JPMorgan Enhanced Index Initial Class	379,761.367	9,754,142	11,100,425	(76)	11,100,349	2,429,848	2.820956	22.889769
TA JPMorgan Enhanced Index Service Class	26,164.395	574,814	757,983	(10)	757,973	110,116	5.475393	30.310650
TA JPMorgan International Moderate Growth Initial Class	25,050.579	249,033	261,027	10	261,037	164,900	1.419792	13.879440
TA JPMorgan International Moderate Growth Service Class	483,806.491	4,523,371	4,983,207	29	4,983,236	3,078,506	1.351589	15.165349
TA JPMorgan Tactical Allocation Initial Class	34,324.155	470,945	451,363	(19)	451,344	228,968	1.207597	11.803571
TA JPMorgan Tactical Allocation Service Class	26,402.669	377,668	374,126	(9)	374,117	214,884	1.276356	11.479212
TA Multi-Managed Balanced Initial Class	146,147.799	2,341,885	2,352,980	(6)	2,352,974	535,757	2.612392	18.612487
TA Multi-Managed Balanced Service Class	1,049,307.911	15,658,313	16,253,780	(14)	16,253,766	4,108,284	3.557272	20.408322
TA Small/Mid Cap Value Initial Class	172,978.049	3,291,044	3,341,936	(9)	3,341,927	312,194	2.454386	22.756575
TA T. Rowe Price Small Cap Initial Class	152,210.657	1,793,550	1,768,688	-	1,768,688	355,535	3.149864	15.737291
TA T. Rowe Price Small Cap Service Class	78,267.568	810,511	750,586	20	750,606	130,618	4.564788	20.981757
TA TSW International Equity Initial Class	40,130.349	547,775	715,123	41	715,164	384,335	1.787205	13.400843

See accompanying notes

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA TSW International Equity Service Class	24,826.977	$331,892	$436,955	$(20)	$436,935	158,325	$1.865964	$17.919804
TA TSW Mid Cap Value Opportunities Initial Class	118,167.677	1,610,897	1,249,032	10	1,249,042	275,189	2.690459	15.781863
TA WMC US Growth Initial Class	1,153,493.124	40,066,149	48,285,222	78	48,285,300	10,126,764	3.872713	35.033545
TA WMC US Growth Service Class	151,937.569	5,018,976	5,899,736	(11)	5,899,725	744,198	5.607995	38.264481

See accompanying notes

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class B Shares	$2,896,068	$-	$2,896,068
AB Relative Value Class B Shares	1,875,573	164,916	2,040,489
AB Sustainable Global Thematic Growth Class B Shares	678,933	64,209	743,142
Allspring VT Discovery All Cap Growth Class 1 Shares	1,330,310	25,437	1,355,747
Allspring VT Discovery All Cap Growth Class 2 Shares	184,442	7,766	192,208
Allspring VT Opportunity Class 1 Shares	1,472,329	128,760	1,601,089
Allspring VT Opportunity Class 2 Shares	64,092	-	64,092
Allspring VT Small Cap Growth Class 1 Shares	717,156	80,608	797,764
Allspring VT Small Cap Growth Class 2 Shares	92,063	-	92,063
BNY Mellon Small Cap Initial Shares	1,227,337	-	1,227,337
BNY Mellon Stock Index Initial Shares	1,761,095	6,903	1,767,998
BNY Mellon Stock Index Service Shares	-	29,154	29,154
BNY Mellon Sustainable U.S. Equity Initial Shares	243,927	-	243,927
BNY Mellon VIF Appreciation Initial Shares	1,868,696	-	1,868,696
BNY Mellon VIF Government Money Market	665,031	12,243	677,274
BNY Mellon VIF Growth and Income Initial Shares	1,094,305	5,613	1,099,918
Columbia - Acorn	922,240	-	922,240
Columbia - Dividend Opportunity Class 1 Shares	798,043	48,243	846,286
Columbia - Income Opportunity Class 1 Shares	992,832	40,892	1,033,724
Columbia - Large Cap Growth Class 1 Shares	4,450,439	257,819	4,708,258
Columbia - Overseas Core Class 2 Shares	1,376,382	189,468	1,565,850
Columbia - Select Mid Cap Growth Class 1 Shares	1,240,087	75,182	1,315,269
Columbia - Select Mid Cap Value Class 1 Shares	121,425	16,242	137,667
Columbia - Small Cap Value Class 1 Shares	799,584	11,228	810,812
Columbia - Small Company Growth Class 1 Shares	19,004	8,099	27,103
Columbia - Strategic Income Class 1 Shares	495,516	8,180	503,696
CTIVP® - Principal Large Cap Growth Class 1 Shares	3,695,345	163,549	3,858,894
Davis Equity	3,004,841	100,062	3,104,903
Federated Hermes Government Money II Service Shares	2,097,558	24,301	2,121,859
Federated Hermes High Income Bond II Primary Shares	1,359,152	14,432	1,373,584
Federated Hermes Kaufmann II Primary Shares	1,355,043	129,085	1,484,128
Federated Hermes Kaufmann II Service Shares	906,234	-	906,234
Federated Hermes Managed Volatility II Primary Shares	649,994	3,222	653,216
Federated Hermes Managed Volatility II Service Shares	264,444	-	264,444
Federated Hermes Quality Bond II Primary Shares	94,392	-	94,392
Fidelity® VIP Asset Manager 50% Initial Class	777,605	13,376	790,981
Fidelity® VIP Asset Manager 70% Initial Class	266,694	-	266,694
Fidelity® VIP Balanced Initial Class	2,346,144	20,037	2,366,181
Fidelity® VIP Balanced Service Class 2	340,038	108,034	448,072
Fidelity® VIP Contrafund® Initial Class	11,163,855	70,633	11,234,488
Fidelity® VIP Contrafund® Service Class 2	9,538,383	178,871	9,717,254

See accompanying notes

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Fidelity® VIP Equity-Income Initial Class	$3,812,655	$85,490	$3,898,145
Fidelity® VIP Equity-Income Service Class 2	5,833,510	63,323	5,896,833
Fidelity® VIP Government Money Market Initial Class	308,647	205,224	513,871
Fidelity® VIP Government Money Market Service Class 2	109,359	59,543	168,902
Fidelity® VIP Growth Initial Class	7,824,033	246,015	8,070,048
Fidelity® VIP Growth Service Class 2	2,558,729	57,056	2,615,785
Fidelity® VIP Growth & Income Initial Class	3,064,970	189,455	3,254,425
Fidelity® VIP Growth & Income Service Class 2	428,031	-	428,031
Fidelity® VIP Growth Opportunities Initial Class	4,117,600	-	4,117,600
Fidelity® VIP Growth Opportunities Service Class	2,166,072	91,598	2,257,670
Fidelity® VIP Growth Opportunities Service Class 2	1,122,455	-	1,122,455
Fidelity® VIP High Income Initial Class	657,616	16,731	674,347
Fidelity® VIP High Income Service Class	481,046	97	481,143
Fidelity® VIP High Income Service Class 2	193,790	5,780	199,570
Fidelity® VIP Index 500 Initial Class	18,323,538	1,031,616	19,355,154
Fidelity® VIP Index 500 Service Class 2	1,307,597	124,404	1,432,001
Fidelity® VIP Investment Grade Bond Initial Class	2,477,220	100,867	2,578,087
Fidelity® VIP Investment Grade Bond Service Class 2	394,081	5,330	399,411
Fidelity® VIP Mid Cap Initial Class	3,466,986	301,191	3,768,177
Fidelity® VIP Mid Cap Service Class 2	5,433,747	386,231	5,819,978
Fidelity® VIP Overseas Initial Class	787,293	20,245	807,538
Fidelity® VIP Value Strategies Service Class 2	2,176,824	116,913	2,293,737
Franklin Income Class 2 Shares	132,773	-	132,773
Franklin Mutual Shares Class 2 Shares	2,901,107	34,765	2,935,872
Franklin Rising Dividends Class 2 Shares	1,384,291	39,819	1,424,110
Franklin Small Cap Value Class 2 Shares	946,120	10,896	957,016
Franklin Small-Mid Cap Growth Class 2 Shares	3,184,960	136,171	3,321,131
Franklin Templeton Developing Markets Class 2 Shares	618,057	25,522	643,579
Franklin Templeton Foreign Class 2 Shares	1,525,342	24,477	1,549,819
Invesco V.I. American Franchise Series I Shares	1,775,317	-	1,775,317
Invesco V.I. American Franchise Series II Shares	363,645	-	363,645
Invesco V.I. American Value Series II Shares	437,790	-	437,790
Invesco V.I. Comstock Series II Shares	1,084,184	-	1,084,184
Invesco V.I. Core Equity Series II Shares	1,166,850	27,702	1,194,552
Invesco V.I. Discovery Large Cap Series I Shares	7,302,881	242,733	7,545,614
Invesco V.I. Discovery Large Cap Series II Shares	543,255	51,094	594,349
Invesco V.I. Discovery Mid Cap Growth Series II Shares	82,143	-	82,143
Invesco V.I. Equity and Income Series I Shares	765,194	74,793	839,987
Invesco V.I. Equity and Income Series II Shares	2,296,782	36,014	2,332,796
Invesco V.I. EQV International Equity Series I Shares	361,433	29,507	390,940
Invesco V.I. EQV International Equity Series II Shares	57,284	-	57,284

See accompanying notes

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Invesco V.I. Global Series I Shares	$1,417,875	$279,143	$1,697,018
Invesco V.I. Global Series II Shares	40,148	4,722	44,870
Invesco V.I. Global Strategic Income Series I Shares	961,723	8,514	970,237
Invesco V.I. Global Strategic Income Series II Shares	282,601	39,477	322,078
Invesco V.I. Government Securities Series I Shares	198,315	617	198,932
Invesco V.I. Government Securities Series II Shares	194,205	20,089	214,294
Invesco V.I. Main Street Series I Shares	3,429,002	222,164	3,651,166
Invesco V.I. Main Street Series II Shares	524,350	115,817	640,167
Invesco V.I. Main Street Mid Cap Series II Shares	248,140	-	248,140
Invesco V.I. Main Street Small Cap Series II Shares	37,870	9,343	47,213
Janus Henderson - Balanced Service Shares	2,944,474	7,964	2,952,438
Janus Henderson - Enterprise Service Shares	1,233,333	-	1,233,333
Janus Henderson - Forty Service Shares	252,862	-	252,862
Janus Henderson - Global Research Service Shares	1,613,598	-	1,613,598
Janus Henderson - Mid Cap Value Service Shares	119,210	4,619	123,829
Janus Henderson - Overseas Service Shares	1,000,236	645	1,000,881
Janus Henderson - Research Service Shares	967,625	-	967,625
LVIP JPMorgan Core Bond Standard Shares	-	1,667,145	1,667,145
LVIP JPMorgan Mid Cap Value Standard Shares	-	786,533	786,533
LVIP JPMorgan U.S. Equity Standard Shares	-	1,343,960	1,343,960
MFS® Core Equity Initial Class	35,912	-	35,912
MFS® Growth Initial Class	3,848,299	677,779	4,526,078
MFS® Growth Service Class	1,400,465	-	1,400,465
MFS® Massachusetts Investors Growth Stock Initial Class	62,584	-	62,584
MFS® Massachusetts Investors Growth Stock Service Class	1,150,355	36,362	1,186,717
MFS® New Discovery Initial Class	154,717	154,545	309,262
MFS® New Discovery Service Class	332,618	-	332,618
MFS® Research Initial Class	1,515,849	93,755	1,609,604
MFS® Research Service Class	1,086,320	5,440	1,091,760
MFS® Total Return Initial Class	4,828,949	21,026	4,849,975
MFS® Total Return Service Class	1,753,868	31,195	1,785,063
MFS® Total Return Bond Initial Class	111,489	4,137	115,626
MFS® Total Return Bond Service Class	772,731	-	772,731
MFS® Utilities Initial Class	4,052,755	84,318	4,137,073
MFS® Utilities Service Class	764,154	31,682	795,836
Putnam VT Core Equity Class IB Shares	404	-	404
Putnam VT Diversified Income Class IB Shares	192,917	10,088	203,005
Putnam VT Focused International Equity Class IB Shares	994,700	46,221	1,040,921
Putnam VT George Putnam Balanced Class IB Shares	850,118	2,560	852,678
Putnam VT Global Health Care Class IB Shares	106,839	42,718	149,557
Putnam VT Government Money Market Class IB Shares	2,412,588	280,816	2,693,404

See accompanying notes

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Putnam VT Income Class IB Shares	$149,264	$-	$149,264
Putnam VT International Equity Class IB Shares	51,564	-	51,564
Putnam VT Large Cap Growth Class IB Shares	783,318	60,531	843,849
Putnam VT Large Cap Value Class IB Shares	3,418,061	96,262	3,514,323
Putnam VT Research Class IB Shares	260,328	-	260,328
Putnam VT Sustainable Leaders Class IB Shares	1,860	-	1,860
TA Aegon Bond Initial Class	5,674,663	334,229	6,008,892
TA Aegon Bond Service Class	2,588,088	688	2,588,776
TA Aegon Core Bond Initial Class	937,468	448,708	1,386,176
TA Aegon High Yield Bond Initial Class	1,961,195	240,665	2,201,860
TA Aegon High Yield Bond Service Class	290,875	-	290,875
TA Aegon Sustainable Equity Income Initial Class	9,696,773	903,151	10,599,924
TA Aegon Sustainable Equity Income Service Class	1,748,938	-	1,748,938
TA Aegon U.S. Government Securities Initial Class	1,602,505	575,166	2,177,671
TA Aegon U.S. Government Securities Service Class	1,236,482	-	1,236,482
TA BlackRock Government Money Market Initial Class	1,204,907	4,892,034	6,096,941
TA BlackRock Government Money Market Service Class	3,088,884	-	3,088,884
TA BlackRock iShares Edge 40 Initial Class	776,159	45,544	821,703
TA BlackRock iShares Edge 40 Service Class	257,290	-	257,290
TA BlackRock Real Estate Securities Initial Class	266,688	3,075	269,763
TA BlackRock Real Estate Securities Service Class	200,514	-	200,514
TA International Focus Initial Class	671,913	29,324	701,237
TA International Focus Service Class	743,664	-	743,664
TA Janus Mid-Cap Growth Initial Class	7,577,403	659,774	8,237,177
TA Janus Mid-Cap Growth Service Class	367,742	-	367,742
TA JPMorgan Asset Allocation - Conservative Initial Class	7,994,087	1,056,489	9,050,576
TA JPMorgan Asset Allocation - Conservative Service Class	11,357,185	217,268	11,574,453
TA JPMorgan Asset Allocation - Moderate Initial Class	15,439,135	1,012,835	16,451,970
TA JPMorgan Asset Allocation - Moderate Service Class	30,858,460	1,372,023	32,230,483
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	25,541,398	696,517	26,237,915
TA JPMorgan Asset Allocation - Moderate Growth Service Class	72,197,985	2,805,003	75,002,988
TA JPMorgan Diversified Equity Allocation Initial Class	7,525,024	454,655	7,979,679
TA JPMorgan Diversified Equity Allocation Service Class	7,146,979	971,706	8,118,685
TA JPMorgan Enhanced Index Initial Class	9,501,295	1,599,054	11,100,349
TA JPMorgan Enhanced Index Service Class	757,973	-	757,973
TA JPMorgan International Moderate Growth Initial Class	261,037	-	261,037
TA JPMorgan International Moderate Growth Service Class	4,982,376	860	4,983,236
TA JPMorgan Tactical Allocation Initial Class	428,869	22,475	451,344
TA JPMorgan Tactical Allocation Service Class	370,583	3,534	374,117
TA Multi-Managed Balanced Initial Class	2,219,531	133,443	2,352,974
TA Multi-Managed Balanced Service Class	16,253,766	-	16,253,766

See accompanying notes

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA Small/Mid Cap Value Initial Class	$3,298,388	$43,539	$3,341,927
TA T. Rowe Price Small Cap Initial Class	1,636,809	131,879	1,768,688
TA T. Rowe Price Small Cap Service Class	750,606	-	750,606
TA TSW International Equity Initial Class	623,053	92,111	715,164
TA TSW International Equity Service Class	436,935	-	436,935
TA TSW Mid Cap Value Opportunities Initial Class	622,474	626,568	1,249,042
TA WMC US Growth Initial Class	46,261,916	2,023,384	48,285,300
TA WMC US Growth Service Class	5,891,264	8,461	5,899,725

See accompanying notes

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Large Cap Growth Class B Shares	AB Relative Value Class B Shares	AB Sustainable Global Thematic Growth Class B Shares	Allspring VT Discovery All Cap Growth Class 1 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,656,726	$ 2,067,196	$ 788,692	$ 1,153,057

Investment Income:
Reinvested Dividends	-	25,594	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,238	34,961	12,155	17,670
Net Investment Income (Loss)	(39,238)	(9,367)	(12,155)	(17,670)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	120,295	72,015	2,431	54,640
Realized Gain (Loss) on Investments	203,026	25,130	34,380	15,980
Net Realized Capital Gains (Losses) on Investments	323,321	97,145	36,811	70,620
Net Change in Unrealized Appreciation (Depreciation)	275,955	147,332	11,742	161,674
Net Gain (Loss) on Investment	599,276	244,477	48,553	232,294

Net Increase (Decrease) in Net Assets Resulting from Operations	560,038	235,110	36,398	214,624

Increase (Decrease) in Net Assets from Contract Transactions	(402,775)	(270,976)	(83,664)	(129,446)

Total Increase (Decrease) in Net Assets	157,263	(35,866)	(47,266)	85,178

Net Assets as of December 31, 2024:	$ 2,813,989	$ 2,031,330	$ 741,426	$ 1,238,235

Investment Income:
Reinvested Dividends	-	17,647	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,104	32,419	11,243	18,648
Net Investment Income (Loss)	(40,104)	(14,772)	(11,243)	(18,648)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	272,888	164,784	97,301	427,566
Realized Gain (Loss) on Investments	102,547	33,017	15,768	(208)
Net Realized Capital Gains (Losses) on Investments	375,435	197,801	113,069	427,358
Net Change in Unrealized Appreciation (Depreciation)	(36,928)	(21,638)	(70,592)	(239,769)
Net Gain (Loss) on Investment	338,507	176,163	42,477	187,589

Net Increase (Decrease) in Net Assets Resulting from Operations	298,403	161,391	31,234	168,941

Increase (Decrease) in Net Assets from Contract Transactions	(216,324)	(152,232)	(29,518)	(51,429)

Total Increase (Decrease) in Net Assets	82,079	9,159	1,716	117,512

Net Assets as of December 31, 2025:	$ 2,896,068	$ 2,040,489	$ 743,142	$ 1,355,747

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Allspring VT Discovery All Cap Growth Class 2 Shares	Allspring VT Opportunity Class 1 Shares	Allspring VT Opportunity Class 2 Shares	Allspring VT Small Cap Growth Class 1 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 202,783	$ 1,470,104	$ 85,865	$ 711,673

Investment Income:
Reinvested Dividends	-	4,158	29	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,684	22,619	942	11,249
Net Investment Income (Loss)	(2,684)	(18,461)	(913)	(11,249)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,068	150,784	6,082	-
Realized Gain (Loss) on Investments	5,913	18,099	565	(12,011)
Net Realized Capital Gains (Losses) on Investments	13,981	168,883	6,647	(12,011)
Net Change in Unrealized Appreciation (Depreciation)	21,214	41,991	1,970	140,061
Net Gain (Loss) on Investment	35,195	210,874	8,617	128,050

Net Increase (Decrease) in Net Assets Resulting from Operations	32,511	192,413	7,704	116,801

Increase (Decrease) in Net Assets from Contract Transactions	(60,787)	(114,778)	(28,572)	(71,907)

Total Increase (Decrease) in Net Assets	(28,276)	77,635	(20,868)	44,894

Net Assets as of December 31, 2024:	$ 174,507	$ 1,547,739	$ 64,997	$ 756,567

Investment Income:
Reinvested Dividends	-	4,683	32	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,632	22,697	925	11,415
Net Investment Income (Loss)	(2,632)	(18,014)	(893)	(11,415)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	64,158	160,901	6,488	40,820
Realized Gain (Loss) on Investments	(1,594)	6,559	(39)	(11,691)
Net Realized Capital Gains (Losses) on Investments	62,564	167,460	6,449	29,129
Net Change in Unrealized Appreciation (Depreciation)	(36,569)	(66,931)	(2,612)	40,512
Net Gain (Loss) on Investment	25,995	100,529	3,837	69,641

Net Increase (Decrease) in Net Assets Resulting from Operations	23,363	82,515	2,944	58,226

Increase (Decrease) in Net Assets from Contract Transactions	(5,662)	(29,165)	(3,849)	(17,029)

Total Increase (Decrease) in Net Assets	17,701	53,350	(905)	41,197

Net Assets as of December 31, 2025:	$ 192,208	$ 1,601,089	$ 64,092	$ 797,764

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Allspring VT Small Cap Growth Class 2 Shares	BNY Mellon Small Cap Initial Shares	BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 101,202	$ 1,285,220	$ 1,808,774	$ 22,726

Investment Income:
Reinvested Dividends	-	8,844	21,699	233
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,094	18,235	25,137	640
Net Investment Income (Loss)	(1,094)	(9,391)	(3,438)	(407)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	125,070	1,531
Realized Gain (Loss) on Investments	(4,661)	6,156	181,416	864
Net Realized Capital Gains (Losses) on Investments	(4,661)	6,156	306,486	2,395
Net Change in Unrealized Appreciation (Depreciation)	19,278	43,839	85,041	2,842
Net Gain (Loss) on Investment	14,617	49,995	391,527	5,237

Net Increase (Decrease) in Net Assets Resulting from Operations	13,523	40,604	388,089	4,830

Increase (Decrease) in Net Assets from Contract Transactions	(25,944)	(26,698)	(360,269)	(9)

Total Increase (Decrease) in Net Assets	(12,421)	13,906	27,820	4,821

Net Assets as of December 31, 2024:	$ 88,781	$ 1,299,126	$ 1,836,594	$ 27,547

Investment Income:
Reinvested Dividends	-	8,381	17,360	216
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,107	17,664	22,896	693
Net Investment Income (Loss)	(1,107)	(9,283)	(5,536)	(477)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,104	-	94,126	1,585
Realized Gain (Loss) on Investments	(219)	(3,077)	149,421	1,184
Net Realized Capital Gains (Losses) on Investments	4,885	(3,077)	243,547	2,769
Net Change in Unrealized Appreciation (Depreciation)	2,850	127,796	12,408	1,487
Net Gain (Loss) on Investment	7,735	124,719	255,955	4,256

Net Increase (Decrease) in Net Assets Resulting from Operations	6,628	115,436	250,419	3,779

Increase (Decrease) in Net Assets from Contract Transactions	(3,346)	(187,225)	(319,015)	(2,172)

Total Increase (Decrease) in Net Assets	3,282	(71,789)	(68,596)	1,607

Net Assets as of December 31, 2025:	$ 92,063	$ 1,227,337	$ 1,767,998	$ 29,154

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Government Money Market	BNY Mellon VIF Growth and Income Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 225,405	$ 2,139,486	$ 746,426	$ 1,051,659

Investment Income:
Reinvested Dividends	1,341	8,623	30,520	6,318
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,550	28,681	8,944	15,934
Net Investment Income (Loss)	(2,209)	(20,058)	21,576	(9,616)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,596	149,758	-	58,021
Realized Gain (Loss) on Investments	23,952	(35,943)	-	35,369
Net Realized Capital Gains (Losses) on Investments	25,548	113,815	-	93,390
Net Change in Unrealized Appreciation (Depreciation)	29,002	122,476	-	117,027
Net Gain (Loss) on Investment	54,550	236,291	-	210,417

Net Increase (Decrease) in Net Assets Resulting from Operations	52,341	216,233	21,576	200,801

Increase (Decrease) in Net Assets from Contract Transactions	(62,940)	(320,740)	(169,502)	117,266

Total Increase (Decrease) in Net Assets	(10,599)	(104,507)	(147,926)	318,067

Net Assets as of December 31, 2024:	$ 214,806	$ 2,034,979	$ 598,500	$ 1,369,726

Investment Income:
Reinvested Dividends	562	7,399	25,773	5,956
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,122	28,404	9,178	19,199
Net Investment Income (Loss)	(2,560)	(21,005)	16,595	(13,243)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,967	309,351	-	109,431
Realized Gain (Loss) on Investments	2,020	(46,033)	-	150,894
Net Realized Capital Gains (Losses) on Investments	19,987	263,318	-	260,325
Net Change in Unrealized Appreciation (Depreciation)	13,442	(72,534)	-	(44,753)
Net Gain (Loss) on Investment	33,429	190,784	-	215,572

Net Increase (Decrease) in Net Assets Resulting from Operations	30,869	169,779	16,595	202,329

Increase (Decrease) in Net Assets from Contract Transactions	(1,748)	(336,062)	62,179	(472,137)

Total Increase (Decrease) in Net Assets	29,121	(166,283)	78,774	(269,808)

Net Assets as of December 31, 2025:	$ 243,927	$ 1,868,696	$ 677,274	$ 1,099,918

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Columbia - Acorn	Columbia - Dividend Opportunity Class 1 Shares	Columbia - Income Opportunity Class 1 Shares	Columbia - Large Cap Growth Class 1 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 996,623	$ 790,279	$ 1,148,887	$ 3,896,627

Investment Income:
Reinvested Dividends	-	-	58,442	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,812	10,825	15,045	61,265
Net Investment Income (Loss)	(12,812)	(10,825)	43,397	(61,265)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(45,811)	70,611	(68,561)	571,779
Net Realized Capital Gains (Losses) on Investments	(45,811)	70,611	(68,561)	571,779
Net Change in Unrealized Appreciation (Depreciation)	180,459	43,285	71,767	581,940
Net Gain (Loss) on Investment	134,648	113,896	3,206	1,153,719

Net Increase (Decrease) in Net Assets Resulting from Operations	121,836	103,071	46,603	1,092,454

Increase (Decrease) in Net Assets from Contract Transactions	(99,080)	(96,091)	(190,268)	(671,345)

Total Increase (Decrease) in Net Assets	22,756	6,980	(143,665)	421,109

Net Assets as of December 31, 2024:	$ 1,019,379	$ 797,259	$ 1,005,222	$ 4,317,736

Investment Income:
Reinvested Dividends	-	-	20,409	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,620	10,835	14,186	62,639
Net Investment Income (Loss)	(11,620)	(10,835)	6,223	(62,639)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(27,227)	49,240	(9,413)	218,015
Net Realized Capital Gains (Losses) on Investments	(27,227)	49,240	(9,413)	218,015
Net Change in Unrealized Appreciation (Depreciation)	68,973	70,394	74,582	448,566
Net Gain (Loss) on Investment	41,746	119,634	65,169	666,581

Net Increase (Decrease) in Net Assets Resulting from Operations	30,126	108,799	71,392	603,942

Increase (Decrease) in Net Assets from Contract Transactions	(127,265)	(59,772)	(42,890)	(213,420)

Total Increase (Decrease) in Net Assets	(97,139)	49,027	28,502	390,522

Net Assets as of December 31, 2025:	$ 922,240	$ 846,286	$ 1,033,724	$ 4,708,258

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Columbia - Overseas Core Class 2 Shares	Columbia - Select Mid Cap Growth Class 1 Shares	Columbia - Select Mid Cap Value Class 1 Shares	Columbia - Small Cap Value Class 1 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,244,861	$ 1,118,978	$ 209,417	$ 825,906

Investment Income:
Reinvested Dividends	52,571	-	-	5,989
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,554	16,575	3,073	10,176
Net Investment Income (Loss)	34,017	(16,575)	(3,073)	(4,187)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	34,973
Realized Gain (Loss) on Investments	(879)	111,974	32,195	(17,334)
Net Realized Capital Gains (Losses) on Investments	(879)	111,974	32,195	17,639
Net Change in Unrealized Appreciation (Depreciation)	(11,315)	132,890	(7,768)	44,433
Net Gain (Loss) on Investment	(12,194)	244,864	24,427	62,072

Net Increase (Decrease) in Net Assets Resulting from Operations	21,823	228,289	21,354	57,885

Increase (Decrease) in Net Assets from Contract Transactions	(49,192)	(145,930)	(43,569)	(81,737)

Total Increase (Decrease) in Net Assets	(27,369)	82,359	(22,215)	(23,852)

Net Assets as of December 31, 2024:	$ 1,217,492	$ 1,201,337	$ 187,202	$ 802,054

Investment Income:
Reinvested Dividends	24,463	-	-	9,340
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,596	17,944	2,142	9,798
Net Investment Income (Loss)	3,867	(17,944)	(2,142)	(458)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	129,105
Realized Gain (Loss) on Investments	13,971	47,364	42,035	(16,308)
Net Realized Capital Gains (Losses) on Investments	13,971	47,364	42,035	112,797
Net Change in Unrealized Appreciation (Depreciation)	408,345	130,853	(23,522)	(9,096)
Net Gain (Loss) on Investment	422,316	178,217	18,513	103,701

Net Increase (Decrease) in Net Assets Resulting from Operations	426,183	160,273	16,371	103,243

Increase (Decrease) in Net Assets from Contract Transactions	(77,825)	(46,341)	(65,906)	(94,485)

Total Increase (Decrease) in Net Assets	348,358	113,932	(49,535)	8,758

Net Assets as of December 31, 2025:	$ 1,565,850	$ 1,315,269	$ 137,667	$ 810,812

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Columbia - Small Company Growth Class 1 Shares	Columbia - Strategic Income Class 1 Shares	CTIVP® - Principal Large Cap Growth Class 1 Shares	Davis Equity
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 23,046	$ 542,053	$ 3,313,989	$ 2,796,569

Investment Income:
Reinvested Dividends	561	24,957	-	28,709
Investment Expense:
Mortality and Expense Risk and Administrative Charges	391	7,068	47,178	38,403
Net Investment Income (Loss)	170	17,889	(47,178)	(9,694)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	534,709
Realized Gain (Loss) on Investments	(1,500)	(6,080)	231,527	(164,522)
Net Realized Capital Gains (Losses) on Investments	(1,500)	(6,080)	231,527	370,187
Net Change in Unrealized Appreciation (Depreciation)	6,184	6,935	440,766	40,541
Net Gain (Loss) on Investment	4,684	855	672,293	410,728

Net Increase (Decrease) in Net Assets Resulting from Operations	4,854	18,744	625,115	401,034

Increase (Decrease) in Net Assets from Contract Transactions	(2,604)	(25,668)	(293,577)	(554,541)

Total Increase (Decrease) in Net Assets	2,250	(6,924)	331,538	(153,507)

Net Assets as of December 31, 2024:	$ 25,296	$ 535,129	$ 3,645,527	$ 2,643,062

Investment Income:
Reinvested Dividends	-	23,439	-	29,405
Investment Expense:
Mortality and Expense Risk and Administrative Charges	400	6,654	50,486	39,692
Net Investment Income (Loss)	(400)	16,785	(50,486)	(10,287)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,222	-	-	445,281
Realized Gain (Loss) on Investments	480	(7,547)	194,796	(60,736)
Net Realized Capital Gains (Losses) on Investments	3,702	(7,547)	194,796	384,545
Net Change in Unrealized Appreciation (Depreciation)	1,243	20,715	289,836	269,691
Net Gain (Loss) on Investment	4,945	13,168	484,632	654,236

Net Increase (Decrease) in Net Assets Resulting from Operations	4,545	29,953	434,146	643,949

Increase (Decrease) in Net Assets from Contract Transactions	(2,738)	(61,386)	(220,779)	(182,108)

Total Increase (Decrease) in Net Assets	1,807	(31,433)	213,367	461,841

Net Assets as of December 31, 2025:	$ 27,103	$ 503,696	$ 3,858,894	$ 3,104,903

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Federated Hermes Government Money II Service Shares	Federated Hermes High Income Bond II Primary Shares	Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,388,332	$ 1,580,801	$ 1,473,569	$ 964,856

Investment Income:
Reinvested Dividends	107,208	86,461	12,065	6,479
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,766	22,012	22,206	12,079
Net Investment Income (Loss)	74,442	64,449	(10,141)	(5,600)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	39,814	30,215
Realized Gain (Loss) on Investments	-	(30,788)	(1,919)	(98)
Net Realized Capital Gains (Losses) on Investments	-	(30,788)	37,895	30,117
Net Change in Unrealized Appreciation (Depreciation)	-	38,432	180,113	115,999
Net Gain (Loss) on Investment	-	7,644	218,008	146,116

Net Increase (Decrease) in Net Assets Resulting from Operations	74,442	72,093	207,867	140,516

Increase (Decrease) in Net Assets from Contract Transactions	(214,271)	(151,096)	(211,686)	(155,210)

Total Increase (Decrease) in Net Assets	(139,829)	(79,003)	(3,819)	(14,694)

Net Assets as of December 31, 2024:	$ 2,248,503	$ 1,501,798	$ 1,469,750	$ 950,162

Investment Income:
Reinvested Dividends	79,634	87,766	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,163	20,317	22,240	11,350
Net Investment Income (Loss)	49,471	67,449	(22,240)	(11,350)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	149,682	103,936
Realized Gain (Loss) on Investments	-	(35,357)	14,209	(24,371)
Net Realized Capital Gains (Losses) on Investments	-	(35,357)	163,891	79,565
Net Change in Unrealized Appreciation (Depreciation)	-	61,354	(4,148)	20,280
Net Gain (Loss) on Investment	-	25,997	159,743	99,845

Net Increase (Decrease) in Net Assets Resulting from Operations	49,471	93,446	137,503	88,495

Increase (Decrease) in Net Assets from Contract Transactions	(176,115)	(221,660)	(123,125)	(132,423)

Total Increase (Decrease) in Net Assets	(126,644)	(128,214)	14,378	(43,928)

Net Assets as of December 31, 2025:	$ 2,121,859	$ 1,373,584	$ 1,484,128	$ 906,234

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Service Shares	Federated Hermes Quality Bond II Primary Shares	Fidelity® VIP Asset Manager 50% Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 692,707	$ 271,735	$ 95,228	$ 841,818

Investment Income:
Reinvested Dividends	16,232	5,333	2,825	17,939
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,874	3,361	1,286	10,626
Net Investment Income (Loss)	6,358	1,972	1,539	7,313

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	5,192
Realized Gain (Loss) on Investments	9,120	(2,790)	(304)	11,331
Net Realized Capital Gains (Losses) on Investments	9,120	(2,790)	(304)	16,523
Net Change in Unrealized Appreciation (Depreciation)	79,725	36,881	1,105	29,565
Net Gain (Loss) on Investment	88,845	34,091	801	46,088

Net Increase (Decrease) in Net Assets Resulting from Operations	95,203	36,063	2,340	53,401

Increase (Decrease) in Net Assets from Contract Transactions	(140,941)	(29,744)	(3,613)	(161,562)

Total Increase (Decrease) in Net Assets	(45,738)	6,319	(1,273)	(108,161)

Net Assets as of December 31, 2024:	$ 646,969	$ 278,054	$ 93,955	$ 733,657

Investment Income:
Reinvested Dividends	18,229	7,053	3,174	19,056
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,670	3,280	1,274	10,439
Net Investment Income (Loss)	9,559	3,773	1,900	8,617

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,121	4,682	-	34,395
Realized Gain (Loss) on Investments	(65)	(607)	(215)	13,091
Net Realized Capital Gains (Losses) on Investments	11,056	4,075	(215)	47,486
Net Change in Unrealized Appreciation (Depreciation)	14,841	6,399	3,544	39,244
Net Gain (Loss) on Investment	25,897	10,474	3,329	86,730

Net Increase (Decrease) in Net Assets Resulting from Operations	35,456	14,247	5,229	95,347

Increase (Decrease) in Net Assets from Contract Transactions	(29,209)	(27,857)	(4,792)	(38,023)

Total Increase (Decrease) in Net Assets	6,247	(13,610)	437	57,324

Net Assets as of December 31, 2025:	$ 653,216	$ 264,444	$ 94,392	$ 790,981

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Asset Manager 70% Initial Class	Fidelity® VIP Balanced Initial Class	Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Contrafund® Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 455,607	$ 2,109,889	$ 290,938	$ 8,566,992

Investment Income:
Reinvested Dividends	6,298	40,850	5,024	18,122
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,409	29,750	3,937	130,643
Net Investment Income (Loss)	889	11,100	1,087	(112,521)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,293	70,304	10,000	1,145,721
Realized Gain (Loss) on Investments	37,227	68,477	18,901	444,380
Net Realized Capital Gains (Losses) on Investments	42,520	138,781	28,901	1,590,101
Net Change in Unrealized Appreciation (Depreciation)	(5,497)	145,114	8,468	1,139,166
Net Gain (Loss) on Investment	37,023	283,895	37,369	2,729,267

Net Increase (Decrease) in Net Assets Resulting from Operations	37,912	294,995	38,456	2,616,746

Increase (Decrease) in Net Assets from Contract Transactions	(138,091)	(113,349)	(28,534)	(999,894)

Total Increase (Decrease) in Net Assets	(100,179)	181,646	9,922	1,616,852

Net Assets as of December 31, 2024:	$ 355,428	$ 2,291,535	$ 300,860	$ 10,183,844

Investment Income:
Reinvested Dividends	4,680	38,919	6,478	14,695
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,270	30,324	6,028	141,020
Net Investment Income (Loss)	410	8,595	450	(126,325)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,266	110,935	15,785	1,688,035
Realized Gain (Loss) on Investments	38,465	93,529	4,694	511,815
Net Realized Capital Gains (Losses) on Investments	50,731	204,464	20,479	2,199,850
Net Change in Unrealized Appreciation (Depreciation)	129	86,635	40,919	(143,142)
Net Gain (Loss) on Investment	50,860	291,099	61,398	2,056,708

Net Increase (Decrease) in Net Assets Resulting from Operations	51,270	299,694	61,848	1,930,383

Increase (Decrease) in Net Assets from Contract Transactions	(140,004)	(225,048)	85,364	(879,739)

Total Increase (Decrease) in Net Assets	(88,734)	74,646	147,212	1,050,644

Net Assets as of December 31, 2025:	$ 266,694	$ 2,366,181	$ 448,072	$ 11,234,488

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Government Money Market Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 8,839,127	$ 3,344,616	$ 5,655,911	$ 688,437

Investment Income:
Reinvested Dividends	3,479	61,608	86,808	32,221
Investment Expense:
Mortality and Expense Risk and Administrative Charges	165,933	47,190	83,162	8,483
Net Investment Income (Loss)	(162,454)	14,418	3,646	23,738

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,345,560	201,708	328,856	-
Realized Gain (Loss) on Investments	549,181	69,453	204,262	-
Net Realized Capital Gains (Losses) on Investments	1,894,741	271,161	533,118	-
Net Change in Unrealized Appreciation (Depreciation)	1,055,917	160,618	176,086	-
Net Gain (Loss) on Investment	2,950,658	431,779	709,204	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,788,204	446,197	712,850	23,738

Increase (Decrease) in Net Assets from Contract Transactions	(60,679)	(282,860)	(910,672)	(79,662)

Total Increase (Decrease) in Net Assets	2,727,525	163,337	(197,822)	(55,924)

Net Assets as of December 31, 2024:	$ 11,566,652	$ 3,507,953	$ 5,458,089	$ 632,513

Investment Income:
Reinvested Dividends	-	66,280	91,955	23,525
Investment Expense:
Mortality and Expense Risk and Administrative Charges	168,862	48,713	82,808	7,560
Net Investment Income (Loss)	(168,862)	17,567	9,147	15,965

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,613,910	204,683	325,531	-
Realized Gain (Loss) on Investments	1,390,095	78,149	140,737	-
Net Realized Capital Gains (Losses) on Investments	3,004,005	282,832	466,268	-
Net Change in Unrealized Appreciation (Depreciation)	(821,176)	291,306	415,223	-
Net Gain (Loss) on Investment	2,182,829	574,138	881,491	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,013,967	591,705	890,638	15,965

Increase (Decrease) in Net Assets from Contract Transactions	(3,863,365)	(201,513)	(451,894)	(134,607)

Total Increase (Decrease) in Net Assets	(1,849,398)	390,192	438,744	(118,642)

Net Assets as of December 31, 2025:	$ 9,717,254	$ 3,898,145	$ 5,896,833	$ 513,871

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Government Money Market Service Class 2	Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth & Income Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 197,920	$ 6,652,419	$ 2,728,272	$ 2,800,685

Investment Income:
Reinvested Dividends	9,006	65	-	41,896
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,585	102,150	44,364	40,374
Net Investment Income (Loss)	6,421	(102,085)	(44,364)	1,522

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,622,553	659,933	191,461
Realized Gain (Loss) on Investments	-	419,807	246,491	192,650
Net Realized Capital Gains (Losses) on Investments	-	2,042,360	906,424	384,111
Net Change in Unrealized Appreciation (Depreciation)	-	(96,175)	(117,346)	160,658
Net Gain (Loss) on Investment	-	1,946,185	789,078	544,769

Net Increase (Decrease) in Net Assets Resulting from Operations	6,421	1,844,100	744,714	546,291

Increase (Decrease) in Net Assets from Contract Transactions	(20,173)	(788,184)	(428,913)	(372,446)

Total Increase (Decrease) in Net Assets	(13,752)	1,055,916	315,801	173,845

Net Assets as of December 31, 2024:	$ 184,168	$ 7,708,335	$ 3,044,073	$ 2,974,530

Investment Income:
Reinvested Dividends	6,710	22,268	1,249	47,298
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,389	104,437	36,975	41,723
Net Investment Income (Loss)	4,321	(82,169)	(35,726)	5,575

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	990,880	343,467	286,477
Realized Gain (Loss) on Investments	-	309,447	154,400	120,222
Net Realized Capital Gains (Losses) on Investments	-	1,300,327	497,867	406,699
Net Change in Unrealized Appreciation (Depreciation)	-	(226,669)	(199,888)	146,719
Net Gain (Loss) on Investment	-	1,073,658	297,979	553,418

Net Increase (Decrease) in Net Assets Resulting from Operations	4,321	991,489	262,253	558,993

Increase (Decrease) in Net Assets from Contract Transactions	(19,587)	(629,776)	(690,541)	(279,098)

Total Increase (Decrease) in Net Assets	(15,266)	361,713	(428,288)	279,895

Net Assets as of December 31, 2025:	$ 168,902	$ 8,070,048	$ 2,615,785	$ 3,254,425

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Growth & Income Service Class 2	Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP Growth Opportunities Service Class	Fidelity® VIP Growth Opportunities Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 384,533	$ 2,935,727	$ 1,792,181	$ 725,306

Investment Income:
Reinvested Dividends	5,401	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,542	45,599	28,899	13,035
Net Investment Income (Loss)	(141)	(45,599)	(28,899)	(13,035)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,168	-	-	-
Realized Gain (Loss) on Investments	10,360	170,212	204,843	19,794
Net Realized Capital Gains (Losses) on Investments	39,528	170,212	204,843	19,794
Net Change in Unrealized Appreciation (Depreciation)	38,074	920,598	428,440	254,675
Net Gain (Loss) on Investment	77,602	1,090,810	633,283	274,469

Net Increase (Decrease) in Net Assets Resulting from Operations	77,461	1,045,211	604,384	261,434

Increase (Decrease) in Net Assets from Contract Transactions	(19,516)	(242,382)	(340,515)	(16,892)

Total Increase (Decrease) in Net Assets	57,945	802,829	263,869	244,542

Net Assets as of December 31, 2024:	$ 442,478	$ 3,738,556	$ 2,056,050	$ 969,848

Investment Income:
Reinvested Dividends	5,366	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,462	52,319	30,198	15,223
Net Investment Income (Loss)	(96)	(52,319)	(30,198)	(15,223)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,352	61,172	31,276	14,106
Realized Gain (Loss) on Investments	36,173	285,741	84,800	35,106
Net Realized Capital Gains (Losses) on Investments	75,525	346,913	116,076	49,212
Net Change in Unrealized Appreciation (Depreciation)	(1,634)	446,394	285,676	153,150
Net Gain (Loss) on Investment	73,891	793,307	401,752	202,362

Net Increase (Decrease) in Net Assets Resulting from Operations	73,795	740,988	371,554	187,139

Increase (Decrease) in Net Assets from Contract Transactions	(88,242)	(361,944)	(169,934)	(34,532)

Total Increase (Decrease) in Net Assets	(14,447)	379,044	201,620	152,607

Net Assets as of December 31, 2025:	$ 428,031	$ 4,117,600	$ 2,257,670	$ 1,122,455

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP High Income Initial Class	Fidelity® VIP High Income Service Class	Fidelity® VIP High Income Service Class 2	Fidelity® VIP Index 500 Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 716,695	$ 530,126	$ 271,496	$ 16,687,219

Investment Income:
Reinvested Dividends	40,693	27,173	11,422	225,263
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,102	7,114	3,659	253,581
Net Investment Income (Loss)	31,591	20,059	7,763	(28,318)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	10,647
Realized Gain (Loss) on Investments	(19,799)	(24,231)	(11,525)	1,860,062
Net Realized Capital Gains (Losses) on Investments	(19,799)	(24,231)	(11,525)	1,870,709
Net Change in Unrealized Appreciation (Depreciation)	37,933	38,160	23,491	1,840,995
Net Gain (Loss) on Investment	18,134	13,929	11,966	3,711,704

Net Increase (Decrease) in Net Assets Resulting from Operations	49,725	33,988	19,729	3,683,386

Increase (Decrease) in Net Assets from Contract Transactions	(77,767)	(84,414)	(104,168)	(1,980,953)

Total Increase (Decrease) in Net Assets	(28,042)	(50,426)	(84,439)	1,702,433

Net Assets as of December 31, 2024:	$ 688,653	$ 479,700	$ 187,057	$ 18,389,652

Investment Income:
Reinvested Dividends	42,601	30,078	12,932	209,996
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,914	6,755	2,658	257,128
Net Investment Income (Loss)	33,687	23,323	10,274	(47,132)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	95,895
Realized Gain (Loss) on Investments	(9,025)	(5,489)	(754)	1,480,262
Net Realized Capital Gains (Losses) on Investments	(9,025)	(5,489)	(754)	1,576,157
Net Change in Unrealized Appreciation (Depreciation)	32,214	22,404	6,798	1,234,523
Net Gain (Loss) on Investment	23,189	16,915	6,044	2,810,680

Net Increase (Decrease) in Net Assets Resulting from Operations	56,876	40,238	16,318	2,763,548

Increase (Decrease) in Net Assets from Contract Transactions	(71,182)	(38,795)	(3,805)	(1,798,046)

Total Increase (Decrease) in Net Assets	(14,306)	1,443	12,513	965,502

Net Assets as of December 31, 2025:	$ 674,347	$ 481,143	$ 199,570	$ 19,355,154

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Investment Grade Bond Service Class 2	Fidelity® VIP Mid Cap Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,546,030	$ 3,000,628	$ 474,010	$ 3,381,581

Investment Income:
Reinvested Dividends	14,127	96,045	14,329	19,828
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,300	40,523	6,154	50,534
Net Investment Income (Loss)	(7,173)	55,522	8,175	(30,706)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	760	-	-	463,353
Realized Gain (Loss) on Investments	413,233	(47,333)	(10,108)	31,288
Net Realized Capital Gains (Losses) on Investments	413,993	(47,333)	(10,108)	494,641
Net Change in Unrealized Appreciation (Depreciation)	(75,959)	978	3,128	62,763
Net Gain (Loss) on Investment	338,034	(46,355)	(6,980)	557,404

Net Increase (Decrease) in Net Assets Resulting from Operations	330,861	9,167	1,195	526,698

Increase (Decrease) in Net Assets from Contract Transactions	(709,234)	(314,685)	(53,790)	(191,648)

Total Increase (Decrease) in Net Assets	(378,373)	(305,518)	(52,595)	335,050

Net Assets as of December 31, 2024:	$ 1,167,657	$ 2,695,110	$ 421,415	$ 3,716,631

Investment Income:
Reinvested Dividends	12,261	91,761	13,764	15,433
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,952	37,926	5,595	49,899
Net Investment Income (Loss)	(5,691)	53,835	8,169	(34,466)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,512	-	-	406,407
Realized Gain (Loss) on Investments	63,284	(27,345)	(6,969)	31,635
Net Realized Capital Gains (Losses) on Investments	69,796	(27,345)	(6,969)	438,042
Net Change in Unrealized Appreciation (Depreciation)	138,183	122,777	21,062	(48,963)
Net Gain (Loss) on Investment	207,979	95,432	14,093	389,079

Net Increase (Decrease) in Net Assets Resulting from Operations	202,288	149,267	22,262	354,613

Increase (Decrease) in Net Assets from Contract Transactions	62,056	(266,290)	(44,266)	(303,067)

Total Increase (Decrease) in Net Assets	264,344	(117,023)	(22,004)	51,546

Net Assets as of December 31, 2025:	$ 1,432,001	$ 2,578,087	$ 399,411	$ 3,768,177

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Overseas Initial Class	Fidelity® VIP Value Strategies Service Class 2	Franklin Income Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 5,991,910	$ 753,200	$ 2,347,203	$ 126,885

Investment Income:
Reinvested Dividends	20,019	13,134	18,809	6,724
Investment Expense:
Mortality and Expense Risk and Administrative Charges	92,381	10,747	37,611	1,329
Net Investment Income (Loss)	(72,362)	2,387	(18,802)	5,395

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	786,280	36,386	334,693	551
Realized Gain (Loss) on Investments	182,313	13,476	53,087	(380)
Net Realized Capital Gains (Losses) on Investments	968,593	49,862	387,780	171
Net Change in Unrealized Appreciation (Depreciation)	(10,050)	(24,675)	(195,444)	2,064
Net Gain (Loss) on Investment	958,543	25,187	192,336	2,235

Net Increase (Decrease) in Net Assets Resulting from Operations	886,181	27,574	173,534	7,630

Increase (Decrease) in Net Assets from Contract Transactions	(976,655)	(11,476)	(120,941)	(2,041)

Total Increase (Decrease) in Net Assets	(90,474)	16,098	52,593	5,589

Net Assets as of December 31, 2024:	$ 5,901,436	$ 769,298	$ 2,399,796	$ 132,474

Investment Income:
Reinvested Dividends	13,711	12,622	17,561	6,338
Investment Expense:
Mortality and Expense Risk and Administrative Charges	83,553	10,929	33,770	1,299
Net Investment Income (Loss)	(69,842)	1,693	(16,209)	5,039

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	674,607	70,407	90,752	1,332
Realized Gain (Loss) on Investments	14,020	41,747	67,060	(277)
Net Realized Capital Gains (Losses) on Investments	688,627	112,154	157,812	1,055
Net Change in Unrealized Appreciation (Depreciation)	(114,237)	27,101	(20,873)	7,721
Net Gain (Loss) on Investment	574,390	139,255	136,939	8,776

Net Increase (Decrease) in Net Assets Resulting from Operations	504,548	140,948	120,730	13,815

Increase (Decrease) in Net Assets from Contract Transactions	(586,006)	(102,708)	(226,789)	(13,516)

Total Increase (Decrease) in Net Assets	(81,458)	38,240	(106,059)	299

Net Assets as of December 31, 2025:	$ 5,819,978	$ 807,538	$ 2,293,737	$ 132,773

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Franklin Mutual Shares Class 2 Shares	Franklin Rising Dividends Class 2 Shares	Franklin Small Cap Value Class 2 Shares	Franklin Small-Mid Cap Growth Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,172,048	$ 1,374,245	$ 970,321	$ 3,689,397

Investment Income:
Reinvested Dividends	60,907	14,528	9,275	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,207	20,694	12,502	51,828
Net Investment Income (Loss)	16,700	(6,166)	(3,227)	(51,828)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	63,339	69,123	22,924	-
Realized Gain (Loss) on Investments	(64,347)	12,442	(25,083)	(134,597)
Net Realized Capital Gains (Losses) on Investments	(1,008)	81,565	(2,159)	(134,597)
Net Change in Unrealized Appreciation (Depreciation)	274,513	50,101	94,494	502,254
Net Gain (Loss) on Investment	273,505	131,666	92,335	367,657

Net Increase (Decrease) in Net Assets Resulting from Operations	290,205	125,500	89,108	315,829

Increase (Decrease) in Net Assets from Contract Transactions	(459,222)	(29,189)	(111,447)	(481,604)

Total Increase (Decrease) in Net Assets	(169,017)	96,311	(22,339)	(165,775)

Net Assets as of December 31, 2024:	$ 3,003,031	$ 1,470,556	$ 947,982	$ 3,523,622

Investment Income:
Reinvested Dividends	58,871	11,519	9,942	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,205	19,951	12,039	49,357
Net Investment Income (Loss)	17,666	(8,432)	(2,097)	(49,357)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	290,061	138,006	77,536	192,954
Realized Gain (Loss) on Investments	(46,665)	14,555	(11,072)	(45,821)
Net Realized Capital Gains (Losses) on Investments	243,396	152,561	66,464	147,133
Net Change in Unrealized Appreciation (Depreciation)	11,454	(3,367)	(8,887)	(62,996)
Net Gain (Loss) on Investment	254,850	149,194	57,577	84,137

Net Increase (Decrease) in Net Assets Resulting from Operations	272,516	140,762	55,480	34,780

Increase (Decrease) in Net Assets from Contract Transactions	(339,675)	(187,208)	(46,446)	(237,271)

Total Increase (Decrease) in Net Assets	(67,159)	(46,446)	9,034	(202,491)

Net Assets as of December 31, 2025:	$ 2,935,872	$ 1,424,110	$ 957,016	$ 3,321,131

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Franklin Templeton Developing Markets Class 2 Shares	Franklin Templeton Foreign Class 2 Shares	Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Series II Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 449,197	$ 1,564,172	$ 2,201,123	$ 298,755

Investment Income:
Reinvested Dividends	18,423	36,556	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,808	21,004	32,694	4,474
Net Investment Income (Loss)	11,615	15,552	(32,694)	(4,474)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,541	-	-	-
Realized Gain (Loss) on Investments	(5,688)	21,816	143,788	14,214
Net Realized Capital Gains (Losses) on Investments	(2,147)	21,816	143,788	14,214
Net Change in Unrealized Appreciation (Depreciation)	16,281	(63,497)	548,033	83,637
Net Gain (Loss) on Investment	14,134	(41,681)	691,821	97,851

Net Increase (Decrease) in Net Assets Resulting from Operations	25,749	(26,129)	659,127	93,377

Increase (Decrease) in Net Assets from Contract Transactions	(8,006)	(191,331)	(462,790)	(53,126)

Total Increase (Decrease) in Net Assets	17,743	(217,460)	196,337	40,251

Net Assets as of December 31, 2024:	$ 466,940	$ 1,346,712	$ 2,397,460	$ 339,006

Investment Income:
Reinvested Dividends	2,917	34,106	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,945	20,298	26,799	4,600
Net Investment Income (Loss)	(5,028)	13,808	(26,799)	(4,600)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,105	95,232	161,557	36,998
Realized Gain (Loss) on Investments	5,496	17,822	161,582	4,952
Net Realized Capital Gains (Losses) on Investments	14,601	113,054	323,139	41,950
Net Change in Unrealized Appreciation (Depreciation)	190,913	223,811	(176,367)	(4,008)
Net Gain (Loss) on Investment	205,514	336,865	146,772	37,942

Net Increase (Decrease) in Net Assets Resulting from Operations	200,486	350,673	119,973	33,342

Increase (Decrease) in Net Assets from Contract Transactions	(23,847)	(147,566)	(742,116)	(8,703)

Total Increase (Decrease) in Net Assets	176,639	203,107	(622,143)	24,639

Net Assets as of December 31, 2025:	$ 643,579	$ 1,549,819	$ 1,775,317	$ 363,645

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Invesco V.I. American Value Series II Shares	Invesco V.I. Comstock Series II Shares	Invesco V.I. Core Equity Series II Shares	Invesco V.I. Discovery Large Cap Series I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 906,471	$ 1,037,741	$ 969,008	$ 7,412,188

Investment Income:
Reinvested Dividends	2,900	15,769	5,311	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,571	12,250	15,274	111,990
Net Investment Income (Loss)	(3,671)	3,519	(9,963)	(111,990)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,696	73,966	91,909	-
Realized Gain (Loss) on Investments	(10,456)	25,616	4,003	(37,110)
Net Realized Capital Gains (Losses) on Investments	(1,760)	99,582	95,912	(37,110)
Net Change in Unrealized Appreciation (Depreciation)	128,348	30,951	137,990	2,307,631
Net Gain (Loss) on Investment	126,588	130,533	233,902	2,270,521

Net Increase (Decrease) in Net Assets Resulting from Operations	122,917	134,052	223,939	2,158,531

Increase (Decrease) in Net Assets from Contract Transactions	(631,615)	(133,485)	(46,244)	(1,701,276)

Total Increase (Decrease) in Net Assets	(508,698)	567	177,695	457,255

Net Assets as of December 31, 2024:	$ 397,773	$ 1,038,308	$ 1,146,703	$ 7,869,443

Investment Income:
Reinvested Dividends	883	15,102	4,816	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,070	12,192	16,537	107,262
Net Investment Income (Loss)	(5,187)	2,910	(11,721)	(107,262)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	63,431	111,913	88,103	877,821
Realized Gain (Loss) on Investments	5,574	25,810	18,119	243,606
Net Realized Capital Gains (Losses) on Investments	69,005	137,723	106,222	1,121,427
Net Change in Unrealized Appreciation (Depreciation)	8,482	14,549	63,571	(241,114)
Net Gain (Loss) on Investment	77,487	152,272	169,793	880,313

Net Increase (Decrease) in Net Assets Resulting from Operations	72,300	155,182	158,072	773,051

Increase (Decrease) in Net Assets from Contract Transactions	(32,283)	(109,306)	(110,223)	(1,096,880)

Total Increase (Decrease) in Net Assets	40,017	45,876	47,849	(323,829)

Net Assets as of December 31, 2025:	$ 437,790	$ 1,084,184	$ 1,194,552	$ 7,545,614

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Invesco V.I. Discovery Large Cap Series II Shares	Invesco V.I. Discovery Mid Cap Growth Series II Shares	Invesco V.I. Equity and Income Series I Shares	Invesco V.I. Equity and Income Series II Shares
	Subaccount	Subaccount	Subaccount(1)	Subaccount

Net Assets as of December 31, 2023:	$ 533,828	$ 120,289	$ -	$ 2,403,495

Investment Income:
Reinvested Dividends	-	-	16,356	38,361
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,149	1,565	9,305	30,883
Net Investment Income (Loss)	(8,149)	(1,565)	7,051	7,478

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	35,102	93,704
Realized Gain (Loss) on Investments	4,593	(2,432)	7,914	4,333
Net Realized Capital Gains (Losses) on Investments	4,593	(2,432)	43,016	98,037
Net Change in Unrealized Appreciation (Depreciation)	159,997	29,247	7,897	140,932
Net Gain (Loss) on Investment	164,590	26,815	50,913	238,969

Net Increase (Decrease) in Net Assets Resulting from Operations	156,441	25,250	57,964	246,447

Increase (Decrease) in Net Assets from Contract Transactions	(107,748)	(19,074)	853,375	(236,713)

Total Increase (Decrease) in Net Assets	48,693	6,176	911,339	9,734

Net Assets as of December 31, 2024:	$ 582,521	$ 126,465	$ 911,339	$ 2,413,229

Investment Income:
Reinvested Dividends	-	-	16,893	42,992
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,134	1,419	11,917	29,173
Net Investment Income (Loss)	(8,134)	(1,419)	4,976	13,819

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	74,416	11,105	42,913	123,348
Realized Gain (Loss) on Investments	8,634	(11,935)	6,717	20,792
Net Realized Capital Gains (Losses) on Investments	83,050	(830)	49,630	144,140
Net Change in Unrealized Appreciation (Depreciation)	(15,122)	5,866	33,815	89,449
Net Gain (Loss) on Investment	67,928	5,036	83,445	233,589

Net Increase (Decrease) in Net Assets Resulting from Operations	59,794	3,617	88,421	247,408

Increase (Decrease) in Net Assets from Contract Transactions	(47,966)	(47,939)	(159,773)	(327,841)

Total Increase (Decrease) in Net Assets	11,828	(44,322)	(71,352)	(80,433)

Net Assets as of December 31, 2025:	$ 594,349	$ 82,143	$ 839,987	$ 2,332,796

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Series II Shares	Invesco V.I. Global Series I Shares	Invesco V.I. Global Series II Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 386,147	$ 57,394	$ 1,999,259	$ 35,986

Investment Income:
Reinvested Dividends	6,456	854	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,720	660	31,729	551
Net Investment Income (Loss)	736	194	(31,729)	(551)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,919	296	121,660	2,361
Realized Gain (Loss) on Investments	2,614	199	28,131	26
Net Realized Capital Gains (Losses) on Investments	4,533	495	149,791	2,387
Net Change in Unrealized Appreciation (Depreciation)	(7,470)	(1,094)	165,035	3,269
Net Gain (Loss) on Investment	(2,937)	(599)	314,826	5,656

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,201)	(405)	283,097	5,105

Increase (Decrease) in Net Assets from Contract Transactions	(33,850)	(4,061)	(164,300)	(874)

Total Increase (Decrease) in Net Assets	(36,051)	(4,466)	118,797	4,231

Net Assets as of December 31, 2024:	$ 350,096	$ 52,928	$ 2,118,056	$ 40,217

Investment Income:
Reinvested Dividends	5,393	654	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,704	648	26,192	579
Net Investment Income (Loss)	(311)	6	(26,192)	(579)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,937	3,571	299,584	8,179
Realized Gain (Loss) on Investments	1,211	114	(40,700)	15
Net Realized Capital Gains (Losses) on Investments	25,148	3,685	258,884	8,194
Net Change in Unrealized Appreciation (Depreciation)	26,204	3,953	(69,605)	(2,321)
Net Gain (Loss) on Investment	51,352	7,638	189,279	5,873

Net Increase (Decrease) in Net Assets Resulting from Operations	51,041	7,644	163,087	5,294

Increase (Decrease) in Net Assets from Contract Transactions	(10,197)	(3,288)	(584,125)	(641)

Total Increase (Decrease) in Net Assets	40,844	4,356	(421,038)	4,653

Net Assets as of December 31, 2025:	$ 390,940	$ 57,284	$ 1,697,018	$ 44,870

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Invesco V.I. Global Strategic Income Series I Shares	Invesco V.I. Global Strategic Income Series II Shares	Invesco V.I. Government Securities Series I Shares	Invesco V.I. Government Securities Series II Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,145,795	$ 339,519	$ 246,268	$ 234,243

Investment Income:
Reinvested Dividends	28,596	8,696	5,385	5,357
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,120	4,729	3,041	3,493
Net Investment Income (Loss)	14,476	3,967	2,344	1,864

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(40,238)	(6,776)	(6,851)	(2,721)
Net Realized Capital Gains (Losses) on Investments	(40,238)	(6,776)	(6,851)	(2,721)
Net Change in Unrealized Appreciation (Depreciation)	42,184	6,812	5,791	797
Net Gain (Loss) on Investment	1,946	36	(1,060)	(1,924)

Net Increase (Decrease) in Net Assets Resulting from Operations	16,422	4,003	1,284	(60)

Increase (Decrease) in Net Assets from Contract Transactions	(236,408)	(28,124)	(40,548)	(13,669)

Total Increase (Decrease) in Net Assets	(219,986)	(24,121)	(39,264)	(13,729)

Net Assets as of December 31, 2024:	$ 925,809	$ 315,398	$ 207,004	$ 220,514

Investment Income:
Reinvested Dividends	54,416	16,853	6,045	6,237
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,014	4,594	2,616	3,338
Net Investment Income (Loss)	41,402	12,259	3,429	2,899

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(6,505)	(4,870)	(2,911)	(2,731)
Net Realized Capital Gains (Losses) on Investments	(6,505)	(4,870)	(2,911)	(2,731)
Net Change in Unrealized Appreciation (Depreciation)	67,877	25,982	11,394	11,430
Net Gain (Loss) on Investment	61,372	21,112	8,483	8,699

Net Increase (Decrease) in Net Assets Resulting from Operations	102,774	33,371	11,912	11,598

Increase (Decrease) in Net Assets from Contract Transactions	(58,346)	(26,691)	(19,984)	(17,818)

Total Increase (Decrease) in Net Assets	44,428	6,680	(8,072)	(6,220)

Net Assets as of December 31, 2025:	$ 970,237	$ 322,078	$ 198,932	$ 214,294

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Invesco V.I. Main Street Series I Shares	Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Mid Cap Series II Shares	Invesco V.I. Main Street Small Cap Series II Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,373,909	$ 555,931	$ 229,710	$ 50,016

Investment Income:
Reinvested Dividends	-	-	303	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	51,760	9,476	3,203	817
Net Investment Income (Loss)	(51,760)	(9,476)	(2,900)	(817)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	337,197	58,122	6,058	1,786
Realized Gain (Loss) on Investments	(220,488)	(32,070)	(2,993)	1,107
Net Realized Capital Gains (Losses) on Investments	116,709	26,052	3,065	2,893
Net Change in Unrealized Appreciation (Depreciation)	616,781	99,726	34,254	2,970
Net Gain (Loss) on Investment	733,490	125,778	37,319	5,863

Net Increase (Decrease) in Net Assets Resulting from Operations	681,730	116,302	34,419	5,046

Increase (Decrease) in Net Assets from Contract Transactions	(534,595)	(85,531)	(14,844)	(6,479)

Total Increase (Decrease) in Net Assets	147,135	30,771	19,575	(1,433)

Net Assets as of December 31, 2024:	$ 3,521,044	$ 586,702	$ 249,285	$ 48,583

Investment Income:
Reinvested Dividends	18,148	1,957	257	108
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,277	9,559	3,267	774
Net Investment Income (Loss)	(32,129)	(7,602)	(3,010)	(666)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	207,568	39,268	24,611	4,797
Realized Gain (Loss) on Investments	(153,414)	(10,096)	(509)	1,006
Net Realized Capital Gains (Losses) on Investments	54,154	29,172	24,102	5,803
Net Change in Unrealized Appreciation (Depreciation)	428,283	58,027	(3,087)	(2,006)
Net Gain (Loss) on Investment	482,437	87,199	21,015	3,797

Net Increase (Decrease) in Net Assets Resulting from Operations	450,308	79,597	18,005	3,131

Increase (Decrease) in Net Assets from Contract Transactions	(320,186)	(26,132)	(19,150)	(4,501)

Total Increase (Decrease) in Net Assets	130,122	53,465	(1,145)	(1,370)

Net Assets as of December 31, 2025:	$ 3,651,166	$ 640,167	$ 248,140	$ 47,213

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Janus Henderson - Balanced Service Shares	Janus Henderson - Enterprise Service Shares	Janus Henderson - Forty Service Shares	Janus Henderson - Global Research Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,812,541	$ 1,339,930	$ 212,630	$ 1,286,071

Investment Income:
Reinvested Dividends	50,666	8,890	26	8,574
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,317	21,007	3,208	23,297
Net Investment Income (Loss)	10,349	(12,117)	(3,182)	(14,723)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	62,155	15,594	47,349
Realized Gain (Loss) on Investments	209,740	41,421	16,226	60,693
Net Realized Capital Gains (Losses) on Investments	209,740	103,576	31,820	108,042
Net Change in Unrealized Appreciation (Depreciation)	144,708	88,020	25,464	176,142
Net Gain (Loss) on Investment	354,448	191,596	57,284	284,184

Net Increase (Decrease) in Net Assets Resulting from Operations	364,797	179,479	54,102	269,461

Increase (Decrease) in Net Assets from Contract Transactions	(403,711)	(85,524)	(41,282)	(88,467)

Total Increase (Decrease) in Net Assets	(38,914)	93,955	12,820	180,994

Net Assets as of December 31, 2024:	$ 2,773,627	$ 1,433,885	$ 225,450	$ 1,467,065

Investment Income:
Reinvested Dividends	48,346	2,442	616	9,007
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,378	20,444	3,316	24,706
Net Investment Income (Loss)	8,968	(18,002)	(2,700)	(15,699)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	87,167	116,300	31,566	135,158
Realized Gain (Loss) on Investments	108,036	63,023	5,015	98,928
Net Realized Capital Gains (Losses) on Investments	195,203	179,323	36,581	234,086
Net Change in Unrealized Appreciation (Depreciation)	147,762	(81,910)	2,852	43,335
Net Gain (Loss) on Investment	342,965	97,413	39,433	277,421

Net Increase (Decrease) in Net Assets Resulting from Operations	351,933	79,411	36,733	261,722

Increase (Decrease) in Net Assets from Contract Transactions	(173,122)	(279,963)	(9,321)	(115,189)

Total Increase (Decrease) in Net Assets	178,811	(200,552)	27,412	146,533

Net Assets as of December 31, 2025:	$ 2,952,438	$ 1,233,333	$ 252,862	$ 1,613,598

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Overseas Service Shares	Janus Henderson - Research Service Shares	LVIP JPMorgan Core Bond Standard Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 109,730	$ 1,012,432	$ 811,484	$ 2,068,784

Investment Income:
Reinvested Dividends	988	13,558	-	81,627
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,200	14,644	13,191	39,983
Net Investment Income (Loss)	(1,212)	(1,086)	(13,191)	41,644

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,236	-	28,683	-
Realized Gain (Loss) on Investments	581	19,343	52,214	1,908
Net Realized Capital Gains (Losses) on Investments	6,817	19,343	80,897	1,908
Net Change in Unrealized Appreciation (Depreciation)	6,119	25,654	195,978	(48,605)
Net Gain (Loss) on Investment	12,936	44,997	276,875	(46,697)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,724	43,911	263,684	(5,053)

Increase (Decrease) in Net Assets from Contract Transactions	(1,428)	(145,460)	(121,318)	(241,747)

Total Increase (Decrease) in Net Assets	10,296	(101,549)	142,366	(246,800)

Net Assets as of December 31, 2024:	$ 120,026	$ 910,883	$ 953,850	$ 1,821,984

Investment Income:
Reinvested Dividends	1,718	13,043	1,245	59,643
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,224	13,786	13,317	35,613
Net Investment Income (Loss)	(506)	(743)	(12,072)	24,030

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,018	-	76,571	-
Realized Gain (Loss) on Investments	437	40,235	70,555	3,609
Net Realized Capital Gains (Losses) on Investments	11,455	40,235	147,126	3,609
Net Change in Unrealized Appreciation (Depreciation)	(5,799)	194,845	14,147	63,381
Net Gain (Loss) on Investment	5,656	235,080	161,273	66,990

Net Increase (Decrease) in Net Assets Resulting from Operations	5,150	234,337	149,201	91,020

Increase (Decrease) in Net Assets from Contract Transactions	(1,347)	(144,339)	(135,426)	(245,859)

Total Increase (Decrease) in Net Assets	3,803	89,998	13,775	(154,839)

Net Assets as of December 31, 2025:	$ 123,829	$ 1,000,881	$ 967,625	$ 1,667,145

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	LVIP JPMorgan Mid Cap Value Standard Shares	LVIP JPMorgan U.S. Equity Standard Shares	MFS® Core Equity Initial Class	MFS® Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 963,827	$ 1,638,273	$ 31,356	$ 4,369,992

Investment Income:
Reinvested Dividends	10,712	7,223	200	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,263	32,319	437	75,423
Net Investment Income (Loss)	(8,551)	(25,096)	(237)	(75,423)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	143,132	64,189	1,453	376,324
Realized Gain (Loss) on Investments	33,787	154,120	752	315,580
Net Realized Capital Gains (Losses) on Investments	176,919	218,309	2,205	691,904
Net Change in Unrealized Appreciation (Depreciation)	(58,897)	117,603	3,688	620,705
Net Gain (Loss) on Investment	118,022	335,912	5,893	1,312,609

Net Increase (Decrease) in Net Assets Resulting from Operations	109,471	310,816	5,656	1,237,186

Increase (Decrease) in Net Assets from Contract Transactions	(208,210)	(521,735)	(2,475)	(552,618)

Total Increase (Decrease) in Net Assets	(98,739)	(210,919)	3,181	684,568

Net Assets as of December 31, 2024:	$ 865,088	$ 1,427,354	$ 34,537	$ 5,054,560

Investment Income:
Reinvested Dividends	8,801	5,935	159	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,534	27,945	452	71,347
Net Investment Income (Loss)	(7,733)	(22,010)	(293)	(71,347)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	85,930	38,201	3,549	823,933
Realized Gain (Loss) on Investments	4,269	97,161	710	380,226
Net Realized Capital Gains (Losses) on Investments	90,199	135,362	4,259	1,204,159
Net Change in Unrealized Appreciation (Depreciation)	(60,238)	49,108	(282)	(705,178)
Net Gain (Loss) on Investment	29,961	184,470	3,977	498,981

Net Increase (Decrease) in Net Assets Resulting from Operations	22,228	162,460	3,684	427,634

Increase (Decrease) in Net Assets from Contract Transactions	(100,783)	(245,854)	(2,309)	(956,116)

Total Increase (Decrease) in Net Assets	(78,555)	(83,394)	1,375	(528,482)

Net Assets as of December 31, 2025:	$ 786,533	$ 1,343,960	$ 35,912	$ 4,526,078

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	MFS® Growth Service Class	MFS® Massachusetts Investors Growth Stock Initial Class	MFS® Massachusetts Investors Growth Stock Service Class	MFS® New Discovery Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,121,680	$ 61,095	$ 1,180,406	$ 322,661

Investment Income:
Reinvested Dividends	-	222	1,541	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,923	851	15,770	4,241
Net Investment Income (Loss)	(16,923)	(629)	(14,229)	(4,241)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	104,112	5,560	107,225	-
Realized Gain (Loss) on Investments	74,150	2,228	40,974	(19,212)
Net Realized Capital Gains (Losses) on Investments	178,262	7,788	148,199	(19,212)
Net Change in Unrealized Appreciation (Depreciation)	157,291	1,566	29,180	40,250
Net Gain (Loss) on Investment	335,553	9,354	177,379	21,038

Net Increase (Decrease) in Net Assets Resulting from Operations	318,630	8,725	163,150	16,797

Increase (Decrease) in Net Assets from Contract Transactions	(135,881)	(5,258)	(146,899)	(30,497)

Total Increase (Decrease) in Net Assets	182,749	3,467	16,251	(13,700)

Net Assets as of December 31, 2024:	$ 1,304,429	$ 64,562	$ 1,196,657	$ 308,961

Investment Income:
Reinvested Dividends	-	171	200	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,586	835	14,971	3,956
Net Investment Income (Loss)	(17,586)	(664)	(14,771)	(3,956)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	264,292	9,008	173,090	-
Realized Gain (Loss) on Investments	27,504	2,480	13,768	(16,111)
Net Realized Capital Gains (Losses) on Investments	291,796	11,488	186,858	(16,111)
Net Change in Unrealized Appreciation (Depreciation)	(140,842)	(5,699)	(79,705)	54,478
Net Gain (Loss) on Investment	150,954	5,789	107,153	38,367

Net Increase (Decrease) in Net Assets Resulting from Operations	133,368	5,125	92,382	34,411

Increase (Decrease) in Net Assets from Contract Transactions	(37,332)	(7,103)	(102,322)	(34,110)

Total Increase (Decrease) in Net Assets	96,036	(1,978)	(9,940)	301

Net Assets as of December 31, 2025:	$ 1,400,465	$ 62,584	$ 1,186,717	$ 309,262

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	MFS® New Discovery Service Class	MFS® Research Initial Class	MFS® Research Service Class	MFS® Total Return Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 352,595	$ 1,525,586	$ 1,017,632	$ 5,442,973

Investment Income:
Reinvested Dividends	-	9,359	4,117	127,736
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,029	22,745	15,770	74,509
Net Investment Income (Loss)	(5,029)	(13,386)	(11,653)	53,227

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	89,986	64,365	247,286
Realized Gain (Loss) on Investments	(22,499)	39,601	19,701	145,004
Net Realized Capital Gains (Losses) on Investments	(22,499)	129,587	84,066	392,290
Net Change in Unrealized Appreciation (Depreciation)	44,629	131,297	94,519	(120,768)
Net Gain (Loss) on Investment	22,130	260,884	178,585	271,522

Net Increase (Decrease) in Net Assets Resulting from Operations	17,101	247,498	166,932	324,749

Increase (Decrease) in Net Assets from Contract Transactions	(46,269)	(162,941)	(70,987)	(729,624)

Total Increase (Decrease) in Net Assets	(29,168)	84,557	95,945	(404,875)

Net Assets as of December 31, 2024:	$ 323,427	$ 1,610,143	$ 1,113,577	$ 5,038,098

Investment Income:
Reinvested Dividends	-	14,872	1,614	132,890
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,787	22,643	15,106	68,852
Net Investment Income (Loss)	(4,787)	(7,771)	(13,492)	64,038

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	364,444	251,216	354,355
Realized Gain (Loss) on Investments	(11,006)	62,348	34,907	44,448
Net Realized Capital Gains (Losses) on Investments	(11,006)	426,792	286,123	398,803
Net Change in Unrealized Appreciation (Depreciation)	49,158	(248,428)	(160,414)	(13,815)
Net Gain (Loss) on Investment	38,152	178,364	125,709	384,988

Net Increase (Decrease) in Net Assets Resulting from Operations	33,365	170,593	112,217	449,026

Increase (Decrease) in Net Assets from Contract Transactions	(24,174)	(171,132)	(134,034)	(637,149)

Total Increase (Decrease) in Net Assets	9,191	(539)	(21,817)	(188,123)

Net Assets as of December 31, 2025:	$ 332,618	$ 1,609,604	$ 1,091,760	$ 4,849,975

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	MFS® Total Return Service Class	MFS® Total Return Bond Initial Class	MFS® Total Return Bond Service Class	MFS® Utilities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,178,390	$ 131,807	$ 853,259	$ 4,292,583

Investment Income:
Reinvested Dividends	42,664	5,484	34,064	98,789
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,585	1,736	10,052	60,148
Net Investment Income (Loss)	13,079	3,748	24,012	38,641

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	91,513	-	-	121,906
Realized Gain (Loss) on Investments	24,038	(2,493)	(11,439)	81,865
Net Realized Capital Gains (Losses) on Investments	115,551	(2,493)	(11,439)	203,771
Net Change in Unrealized Appreciation (Depreciation)	(18,944)	300	(2,786)	177,720
Net Gain (Loss) on Investment	96,607	(2,193)	(14,225)	381,491

Net Increase (Decrease) in Net Assets Resulting from Operations	109,686	1,555	9,787	420,132

Increase (Decrease) in Net Assets from Contract Transactions	(500,236)	(14,784)	(38,240)	(421,026)

Total Increase (Decrease) in Net Assets	(390,550)	(13,229)	(28,453)	(894)

Net Assets as of December 31, 2024:	$ 1,787,840	$ 118,578	$ 824,806	$ 4,291,689

Investment Income:
Reinvested Dividends	44,940	5,257	33,716	122,312
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,996	1,600	9,470	58,648
Net Investment Income (Loss)	17,944	3,657	24,246	63,664

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	132,215	-	-	55,937
Realized Gain (Loss) on Investments	3,729	(1,615)	(20,674)	129,750
Net Realized Capital Gains (Losses) on Investments	135,944	(1,615)	(20,674)	185,687
Net Change in Unrealized Appreciation (Depreciation)	3,655	4,604	40,406	267,240
Net Gain (Loss) on Investment	139,599	2,989	19,732	452,927

Net Increase (Decrease) in Net Assets Resulting from Operations	157,543	6,646	43,978	516,591

Increase (Decrease) in Net Assets from Contract Transactions	(160,320)	(9,598)	(96,053)	(671,207)

Total Increase (Decrease) in Net Assets	(2,777)	(2,952)	(52,075)	(154,616)

Net Assets as of December 31, 2025:	$ 1,785,063	$ 115,626	$ 772,731	$ 4,137,073

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	MFS® Utilities Service Class	Putnam VT Core Equity Class IB Shares	Putnam VT Diversified Income Class IB Shares	Putnam VT Focused International Equity Class IB Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 735,373	$ 283	$ 210,135	$ 838,551

Investment Income:
Reinvested Dividends	15,373	2	12,773	13,751
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,871	4	3,192	12,232
Net Investment Income (Loss)	4,502	(2)	9,581	1,519

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,404	17	-	-
Realized Gain (Loss) on Investments	11,861	1	(5,639)	10,984
Net Realized Capital Gains (Losses) on Investments	33,265	18	(5,639)	10,984
Net Change in Unrealized Appreciation (Depreciation)	31,743	52	4,742	2,858
Net Gain (Loss) on Investment	65,008	70	(897)	13,842

Net Increase (Decrease) in Net Assets Resulting from Operations	69,510	68	8,684	15,361

Increase (Decrease) in Net Assets from Contract Transactions	(9,336)	2	(8,347)	(47,564)

Total Increase (Decrease) in Net Assets	60,174	70	337	(32,203)

Net Assets as of December 31, 2024:	$ 795,547	$ 353	$ 210,472	$ 806,348

Investment Income:
Reinvested Dividends	21,807	1	12,265	29,303
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,186	4	3,027	13,322
Net Investment Income (Loss)	10,621	(3)	9,238	15,981

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,875	30	-	-
Realized Gain (Loss) on Investments	22,855	2	(9,086)	11,454
Net Realized Capital Gains (Losses) on Investments	33,730	32	(9,086)	11,454
Net Change in Unrealized Appreciation (Depreciation)	52,602	23	13,467	244,168
Net Gain (Loss) on Investment	86,332	55	4,381	255,622

Net Increase (Decrease) in Net Assets Resulting from Operations	96,953	52	13,619	271,603

Increase (Decrease) in Net Assets from Contract Transactions	(96,664)	(1)	(21,086)	(37,030)

Total Increase (Decrease) in Net Assets	289	51	(7,467)	234,573

Net Assets as of December 31, 2025:	$ 795,836	$ 404	$ 203,005	$ 1,040,921

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Putnam VT George Putnam Balanced Class IB Shares	Putnam VT Global Health Care Class IB Shares	Putnam VT Government Money Market Class IB Shares	Putnam VT Income Class IB Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 718,822	$ 181,501	$ 1,927,227	$ 139,479

Investment Income:
Reinvested Dividends	8,891	1,034	94,220	7,582
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,110	3,573	31,420	1,768
Net Investment Income (Loss)	(2,219)	(2,539)	62,800	5,814

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	9,519	-	-
Realized Gain (Loss) on Investments	13,772	1,808	-	(767)
Net Realized Capital Gains (Losses) on Investments	13,772	11,327	-	(767)
Net Change in Unrealized Appreciation (Depreciation)	96,524	(9,181)	-	(3,593)
Net Gain (Loss) on Investment	110,296	2,146	-	(4,360)

Net Increase (Decrease) in Net Assets Resulting from Operations	108,077	(393)	62,800	1,454

Increase (Decrease) in Net Assets from Contract Transactions	(23,344)	13,058	151,754	(8)

Total Increase (Decrease) in Net Assets	84,733	12,665	214,554	1,446

Net Assets as of December 31, 2024:	$ 803,555	$ 194,166	$ 2,141,781	$ 140,925

Investment Income:
Reinvested Dividends	11,608	-	79,898	6,903
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,535	2,465	33,176	1,820
Net Investment Income (Loss)	73	(2,465)	46,722	5,083

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,160	9,269	-	-
Realized Gain (Loss) on Investments	24,505	3,416	-	(798)
Net Realized Capital Gains (Losses) on Investments	54,665	12,685	-	(798)
Net Change in Unrealized Appreciation (Depreciation)	41,232	10,891	-	4,057
Net Gain (Loss) on Investment	95,897	23,576	-	3,259

Net Increase (Decrease) in Net Assets Resulting from Operations	95,970	21,111	46,722	8,342

Increase (Decrease) in Net Assets from Contract Transactions	(46,847)	(65,720)	504,901	(3)

Total Increase (Decrease) in Net Assets	49,123	(44,609)	551,623	8,339

Net Assets as of December 31, 2025:	$ 852,678	$ 149,557	$ 2,693,404	$ 149,264

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Putnam VT International Equity Class IB Shares	Putnam VT Large Cap Growth Class IB Shares	Putnam VT Large Cap Value Class IB Shares	Putnam VT Research Class IB Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 57,853	$ 828,647	$ 2,932,624	$ 181,804

Investment Income:
Reinvested Dividends	1,273	-	35,774	799
Investment Expense:
Mortality and Expense Risk and Administrative Charges	774	12,647	45,985	3,126
Net Investment Income (Loss)	499	(12,647)	(10,211)	(2,327)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	40,232	145,610	1,269
Realized Gain (Loss) on Investments	3,305	110,157	59,216	1,974
Net Realized Capital Gains (Losses) on Investments	3,305	150,389	204,826	3,243
Net Change in Unrealized Appreciation (Depreciation)	(2,427)	103,871	312,776	43,329
Net Gain (Loss) on Investment	878	254,260	517,602	46,572

Net Increase (Decrease) in Net Assets Resulting from Operations	1,377	241,613	507,391	44,245

Increase (Decrease) in Net Assets from Contract Transactions	(15,394)	(277,108)	(125,101)	(872)

Total Increase (Decrease) in Net Assets	(14,017)	(35,495)	382,290	43,373

Net Assets as of December 31, 2024:	$ 43,836	$ 793,152	$ 3,314,914	$ 225,177

Investment Income:
Reinvested Dividends	6	-	47,486	1,320
Investment Expense:
Mortality and Expense Risk and Administrative Charges	691	11,940	46,705	3,498
Net Investment Income (Loss)	(685)	(11,940)	781	(2,178)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,109	74,163	227,148	14,124
Realized Gain (Loss) on Investments	2,418	20,345	133,293	2,179
Net Realized Capital Gains (Losses) on Investments	5,527	94,508	360,441	16,303
Net Change in Unrealized Appreciation (Depreciation)	10,374	15,549	219,398	21,947
Net Gain (Loss) on Investment	15,901	110,057	579,839	38,250

Net Increase (Decrease) in Net Assets Resulting from Operations	15,216	98,117	580,620	36,072

Increase (Decrease) in Net Assets from Contract Transactions	(7,488)	(47,420)	(381,211)	(921)

Total Increase (Decrease) in Net Assets	7,728	50,697	199,409	35,151

Net Assets as of December 31, 2025:	$ 51,564	$ 843,849	$ 3,514,323	$ 260,328

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Putnam VT Sustainable Leaders Class IB Shares	TA Aegon Bond Initial Class	TA Aegon Bond Service Class	TA Aegon Core Bond Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 9,462	$ 6,441,837	$ 2,742,477	$ 1,438,383

Investment Income:
Reinvested Dividends	20	244,325	104,256	73,201
Investment Expense:
Mortality and Expense Risk and Administrative Charges	131	95,060	28,006	21,658
Net Investment Income (Loss)	(111)	149,265	76,250	51,543

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	65	-	-	-
Realized Gain (Loss) on Investments	344	(175,329)	(68,145)	(41,134)
Net Realized Capital Gains (Losses) on Investments	409	(175,329)	(68,145)	(41,134)
Net Change in Unrealized Appreciation (Depreciation)	1,679	53,728	10,898	(17,648)
Net Gain (Loss) on Investment	2,088	(121,601)	(57,247)	(58,782)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,977	27,664	19,003	(7,239)

Increase (Decrease) in Net Assets from Contract Transactions	(863)	(713,366)	(165,979)	(29,300)

Total Increase (Decrease) in Net Assets	1,114	(685,702)	(146,976)	(36,539)

Net Assets as of December 31, 2024:	$ 10,576	$ 5,756,135	$ 2,595,501	$ 1,401,844

Investment Income:
Reinvested Dividends	63	394,218	161,369	36,717
Investment Expense:
Mortality and Expense Risk and Administrative Charges	96	95,760	26,925	21,795
Net Investment Income (Loss)	(33)	298,458	134,444	14,922

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,113	-	-	-
Realized Gain (Loss) on Investments	1,985	(103,583)	(88,920)	(31,228)
Net Realized Capital Gains (Losses) on Investments	3,098	(103,583)	(88,920)	(31,228)
Net Change in Unrealized Appreciation (Depreciation)	(2,490)	119,289	95,658	89,479
Net Gain (Loss) on Investment	608	15,706	6,738	58,251

Net Increase (Decrease) in Net Assets Resulting from Operations	575	314,164	141,182	73,173

Increase (Decrease) in Net Assets from Contract Transactions	(9,291)	(61,407)	(147,907)	(88,841)

Total Increase (Decrease) in Net Assets	(8,716)	252,757	(6,725)	(15,668)

Net Assets as of December 31, 2025:	$ 1,860	$ 6,008,892	$ 2,588,776	$ 1,386,176

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class	TA Aegon Sustainable Equity Income Initial Class	TA Aegon Sustainable Equity Income Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,746,659	$ 286,849	$ 10,492,913	$ 1,633,820

Investment Income:
Reinvested Dividends	131,772	12,793	223,182	30,897
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,422	2,777	178,352	17,347
Net Investment Income (Loss)	84,350	10,016	44,830	13,550

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(54,837)	(4,000)	169,443	11,920
Net Realized Capital Gains (Losses) on Investments	(54,837)	(4,000)	169,443	11,920
Net Change in Unrealized Appreciation (Depreciation)	110,787	10,166	1,319,198	212,979
Net Gain (Loss) on Investment	55,950	6,166	1,488,641	224,899

Net Increase (Decrease) in Net Assets Resulting from Operations	140,300	16,182	1,533,471	238,449

Increase (Decrease) in Net Assets from Contract Transactions	(411,026)	(26,765)	(1,410,137)	(148,078)

Total Increase (Decrease) in Net Assets	(270,726)	(10,583)	123,334	90,371

Net Assets as of December 31, 2024:	$ 2,475,933	$ 276,266	$ 10,616,247	$ 1,724,191

Investment Income:
Reinvested Dividends	155,879	18,479	184,203	25,465
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,542	2,803	173,453	17,595
Net Investment Income (Loss)	114,337	15,676	10,750	7,870

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	105,211	17,190
Realized Gain (Loss) on Investments	(44,470)	(1,123)	84,115	11,589
Net Realized Capital Gains (Losses) on Investments	(44,470)	(1,123)	189,326	28,779
Net Change in Unrealized Appreciation (Depreciation)	75,364	5,055	770,873	115,458
Net Gain (Loss) on Investment	30,894	3,932	960,199	144,237

Net Increase (Decrease) in Net Assets Resulting from Operations	145,231	19,608	970,949	152,107

Increase (Decrease) in Net Assets from Contract Transactions	(419,304)	(4,999)	(987,272)	(127,360)

Total Increase (Decrease) in Net Assets	(274,073)	14,609	(16,323)	24,747

Net Assets as of December 31, 2025:	$ 2,201,860	$ 290,875	$ 10,599,924	$ 1,748,938

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon U.S. Government Securities Initial Class	TA Aegon U.S. Government Securities Service Class	TA BlackRock Government Money Market Initial Class	TA BlackRock Government Money Market Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,159,594	$ 2,351,342	$ 6,442,315	$ 4,043,324

Investment Income:
Reinvested Dividends	71,331	52,878	326,811	168,255
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,451	21,297	138,651	41,847
Net Investment Income (Loss)	28,880	31,581	188,160	126,408

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(50,519)	(46,410)	-	-
Net Realized Capital Gains (Losses) on Investments	(50,519)	(46,410)	-	-
Net Change in Unrealized Appreciation (Depreciation)	(14,758)	(1,555)	-	-
Net Gain (Loss) on Investment	(65,277)	(47,965)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(36,397)	(16,384)	188,160	126,408

Increase (Decrease) in Net Assets from Contract Transactions	(213,844)	(883,108)	(383,131)	(829,627)

Total Increase (Decrease) in Net Assets	(250,241)	(899,492)	(194,971)	(703,219)

Net Assets as of December 31, 2024:	$ 1,909,353	$ 1,451,850	$ 6,247,344	$ 3,340,105

Investment Income:
Reinvested Dividends	87,652	50,513	248,264	120,237
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,822	16,671	131,041	37,665
Net Investment Income (Loss)	43,830	33,842	117,223	82,572

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(53,998)	(19,673)	-	-
Net Realized Capital Gains (Losses) on Investments	(53,998)	(19,673)	-	-
Net Change in Unrealized Appreciation (Depreciation)	83,392	47,504	-	-
Net Gain (Loss) on Investment	29,394	27,831	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	73,224	61,673	117,223	82,572

Increase (Decrease) in Net Assets from Contract Transactions	195,094	(277,041)	(267,626)	(333,793)

Total Increase (Decrease) in Net Assets	268,318	(215,368)	(150,403)	(251,221)

Net Assets as of December 31, 2025:	$ 2,177,671	$ 1,236,482	$ 6,096,941	$ 3,088,884

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class	TA BlackRock Real Estate Securities Initial Class	TA BlackRock Real Estate Securities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,161,426	$ 316,220	$ 295,587	$ 201,507

Investment Income:
Reinvested Dividends	30,414	7,558	6,189	3,479
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,811	3,334	4,791	1,770
Net Investment Income (Loss)	10,603	4,224	1,398	1,709

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,964	4,678	-	-
Realized Gain (Loss) on Investments	(12,793)	(8,075)	(7,682)	(6,395)
Net Realized Capital Gains (Losses) on Investments	4,171	(3,397)	(7,682)	(6,395)
Net Change in Unrealized Appreciation (Depreciation)	39,866	16,372	5,479	4,996
Net Gain (Loss) on Investment	44,037	12,975	(2,203)	(1,399)

Net Increase (Decrease) in Net Assets Resulting from Operations	54,640	17,199	(805)	310

Increase (Decrease) in Net Assets from Contract Transactions	(114,086)	(94,514)	(32,645)	(10,707)

Total Increase (Decrease) in Net Assets	(59,446)	(77,315)	(33,450)	(10,397)

Net Assets as of December 31, 2024:	$ 1,101,980	$ 238,905	$ 262,137	$ 191,110

Investment Income:
Reinvested Dividends	25,251	7,131	4,821	2,776
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,352	2,678	4,386	1,757
Net Investment Income (Loss)	9,899	4,453	435	1,019

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,308	9,104	-	-
Realized Gain (Loss) on Investments	(20,172)	(1,857)	(3,147)	(5,748)
Net Realized Capital Gains (Losses) on Investments	9,136	7,247	(3,147)	(5,748)
Net Change in Unrealized Appreciation (Depreciation)	62,337	13,195	22,347	18,492
Net Gain (Loss) on Investment	71,473	20,442	19,200	12,744

Net Increase (Decrease) in Net Assets Resulting from Operations	81,372	24,895	19,635	13,763

Increase (Decrease) in Net Assets from Contract Transactions	(361,649)	(6,510)	(12,009)	(4,359)

Total Increase (Decrease) in Net Assets	(280,277)	18,385	7,626	9,404

Net Assets as of December 31, 2025:	$ 821,703	$ 257,290	$ 269,763	$ 200,514

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA International Focus Initial Class	TA International Focus Service Class	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 902,202	$ 747,702	$ 8,334,812	$ 464,567

Investment Income:
Reinvested Dividends	18,160	15,738	11,599	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,100	6,412	130,579	5,317
Net Investment Income (Loss)	3,060	9,326	(118,980)	(5,317)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,007	24,244	518,715	31,137
Realized Gain (Loss) on Investments	(739)	4,082	111,139	(359)
Net Realized Capital Gains (Losses) on Investments	24,268	28,326	629,854	30,778
Net Change in Unrealized Appreciation (Depreciation)	(39,769)	(51,208)	534,109	33,014
Net Gain (Loss) on Investment	(15,501)	(22,882)	1,163,963	63,792

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,441)	(13,556)	1,044,983	58,475

Increase (Decrease) in Net Assets from Contract Transactions	(180,452)	(40,175)	(542,068)	(30,760)

Total Increase (Decrease) in Net Assets	(192,893)	(53,731)	502,915	27,715

Net Assets as of December 31, 2024:	$ 709,309	$ 693,971	$ 8,837,727	$ 492,282

Investment Income:
Reinvested Dividends	12,618	11,437	716	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,354	6,421	122,615	5,142
Net Investment Income (Loss)	(736)	5,016	(121,899)	(5,142)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	74,688	80,061	935,665	63,162
Realized Gain (Loss) on Investments	10,638	(2,435)	107,515	(25,152)
Net Realized Capital Gains (Losses) on Investments	85,326	77,626	1,043,180	38,010
Net Change in Unrealized Appreciation (Depreciation)	(52,499)	(48,339)	(441,152)	(6,333)
Net Gain (Loss) on Investment	32,827	29,287	602,028	31,677

Net Increase (Decrease) in Net Assets Resulting from Operations	32,091	34,303	480,129	26,535

Increase (Decrease) in Net Assets from Contract Transactions	(40,163)	15,390	(1,080,679)	(151,075)

Total Increase (Decrease) in Net Assets	(8,072)	49,693	(600,550)	(124,540)

Net Assets as of December 31, 2025:	$ 701,237	$ 743,664	$ 8,237,177	$ 367,742

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 9,660,945	$ 13,949,410	$ 16,594,046	$ 36,159,275

Investment Income:
Reinvested Dividends	188,648	232,620	257,192	483,763
Investment Expense:
Mortality and Expense Risk and Administrative Charges	148,955	159,638	269,805	421,131
Net Investment Income (Loss)	39,693	72,982	(12,613)	62,632

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(259,682)	(446,174)	(98,138)	(516,382)
Net Realized Capital Gains (Losses) on Investments	(259,682)	(446,174)	(98,138)	(516,382)
Net Change in Unrealized Appreciation (Depreciation)	597,360	940,521	1,122,587	2,668,672
Net Gain (Loss) on Investment	337,678	494,347	1,024,449	2,152,290

Net Increase (Decrease) in Net Assets Resulting from Operations	377,371	567,329	1,011,836	2,214,922

Increase (Decrease) in Net Assets from Contract Transactions	(1,259,702)	(2,273,030)	(1,945,270)	(4,082,709)

Total Increase (Decrease) in Net Assets	(882,331)	(1,705,701)	(933,434)	(1,867,787)

Net Assets as of December 31, 2024:	$ 8,778,614	$ 12,243,709	$ 15,660,612	$ 34,291,488

Investment Income:
Reinvested Dividends	356,171	437,167	499,536	1,008,640
Investment Expense:
Mortality and Expense Risk and Administrative Charges	147,239	142,173	252,324	391,922
Net Investment Income (Loss)	208,932	294,994	247,212	616,718

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(173,131)	(265,240)	(81,751)	(204,842)
Net Realized Capital Gains (Losses) on Investments	(173,131)	(265,240)	(81,751)	(204,842)
Net Change in Unrealized Appreciation (Depreciation)	705,433	983,990	1,280,722	2,769,502
Net Gain (Loss) on Investment	532,302	718,750	1,198,971	2,564,660

Net Increase (Decrease) in Net Assets Resulting from Operations	741,234	1,013,744	1,446,183	3,181,378

Increase (Decrease) in Net Assets from Contract Transactions	(469,272)	(1,683,000)	(654,825)	(5,242,383)

Total Increase (Decrease) in Net Assets	271,962	(669,256)	791,358	(2,061,005)

Net Assets as of December 31, 2025:	$ 9,050,576	$ 11,574,453	$ 16,451,970	$ 32,230,483

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA JPMorgan Diversified Equity Allocation Initial Class	TA JPMorgan Diversified Equity Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 25,888,100	$ 82,272,943	$ 7,334,962	$ 8,125,097

Investment Income:
Reinvested Dividends	323,028	792,113	104,968	97,128
Investment Expense:
Mortality and Expense Risk and Administrative Charges	423,562	962,448	124,502	114,760
Net Investment Income (Loss)	(100,534)	(170,335)	(19,534)	(17,632)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	146,387	161,980
Realized Gain (Loss) on Investments	(416,556)	(2,122,901)	(25,647)	3,871
Net Realized Capital Gains (Losses) on Investments	(416,556)	(2,122,901)	120,740	165,851
Net Change in Unrealized Appreciation (Depreciation)	2,861,614	9,704,236	943,001	1,014,885
Net Gain (Loss) on Investment	2,445,058	7,581,335	1,063,741	1,180,736

Net Increase (Decrease) in Net Assets Resulting from Operations	2,344,524	7,411,000	1,044,207	1,163,104

Increase (Decrease) in Net Assets from Contract Transactions	(2,210,189)	(11,356,931)	(576,076)	(682,162)

Total Increase (Decrease) in Net Assets	134,335	(3,945,931)	468,131	480,942

Net Assets as of December 31, 2024:	$ 26,022,435	$ 78,327,012	$ 7,803,093	$ 8,606,039

Investment Income:
Reinvested Dividends	690,451	1,837,528	102,717	106,317
Investment Expense:
Mortality and Expense Risk and Administrative Charges	409,149	882,662	119,038	110,687
Net Investment Income (Loss)	281,302	954,866	(16,321)	(4,370)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	195,366	243,099
Realized Gain (Loss) on Investments	(111,443)	(1,281,296)	115,264	119,125
Net Realized Capital Gains (Losses) on Investments	(111,443)	(1,281,296)	310,630	362,224
Net Change in Unrealized Appreciation (Depreciation)	2,584,677	8,426,660	892,634	1,013,943
Net Gain (Loss) on Investment	2,473,234	7,145,364	1,203,264	1,376,167

Net Increase (Decrease) in Net Assets Resulting from Operations	2,754,536	8,100,230	1,186,943	1,371,797

Increase (Decrease) in Net Assets from Contract Transactions	(2,539,056)	(11,424,254)	(1,010,357)	(1,859,151)

Total Increase (Decrease) in Net Assets	215,480	(3,324,024)	176,586	(487,354)

Net Assets as of December 31, 2025:	$ 26,237,915	$ 75,002,988	$ 7,979,679	$ 8,118,685

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class	TA JPMorgan International Moderate Growth Initial Class	TA JPMorgan International Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,456,144	$ 925,230	$ 325,972	$ 5,635,339

Investment Income:
Reinvested Dividends	68,835	4,106	7,681	115,728
Investment Expense:
Mortality and Expense Risk and Administrative Charges	136,144	8,525	4,170	58,519
Net Investment Income (Loss)	(67,309)	(4,419)	3,511	57,209

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	339,255	28,364	-	-
Realized Gain (Loss) on Investments	164,786	57,850	(246)	43,409
Net Realized Capital Gains (Losses) on Investments	504,041	86,214	(246)	43,409
Net Change in Unrealized Appreciation (Depreciation)	1,139,295	110,490	(80)	(43,129)
Net Gain (Loss) on Investment	1,643,336	196,704	(326)	280

Net Increase (Decrease) in Net Assets Resulting from Operations	1,576,027	192,285	3,185	57,489

Increase (Decrease) in Net Assets from Contract Transactions	5,499,868	(202,622)	(97,427)	(718,936)

Total Increase (Decrease) in Net Assets	7,075,895	(10,337)	(94,242)	(661,447)

Net Assets as of December 31, 2024:	$ 10,532,039	$ 914,893	$ 231,730	$ 4,973,892

Investment Income:
Reinvested Dividends	74,408	4,512	8,448	153,506
Investment Expense:
Mortality and Expense Risk and Administrative Charges	170,159	7,979	3,571	53,060
Net Investment Income (Loss)	(95,751)	(3,467)	4,877	100,446

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,246,868	110,166	-	-
Realized Gain (Loss) on Investments	218,990	78,605	254	36,759
Net Realized Capital Gains (Losses) on Investments	1,465,858	188,771	254	36,759
Net Change in Unrealized Appreciation (Depreciation)	104,418	(56,105)	32,341	620,929
Net Gain (Loss) on Investment	1,570,276	132,666	32,595	657,688

Net Increase (Decrease) in Net Assets Resulting from Operations	1,474,525	129,199	37,472	758,134

Increase (Decrease) in Net Assets from Contract Transactions	(906,215)	(286,119)	(8,165)	(748,790)

Total Increase (Decrease) in Net Assets	568,310	(156,920)	29,307	9,344

Net Assets as of December 31, 2025:	$ 11,100,349	$ 757,973	$ 261,037	$ 4,983,236

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Tactical Allocation Initial Class	TA JPMorgan Tactical Allocation Service Class	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 512,676	$ 536,404	$ 2,751,817	$ 18,552,729

Investment Income:
Reinvested Dividends	14,196	12,939	52,917	300,676
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,152	7,112	48,345	197,222
Net Investment Income (Loss)	7,044	5,827	4,572	103,454

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	115,336	754,109
Realized Gain (Loss) on Investments	(4,199)	(20,326)	70,307	611,849
Net Realized Capital Gains (Losses) on Investments	(4,199)	(20,326)	185,643	1,365,958
Net Change in Unrealized Appreciation (Depreciation)	11,227	32,564	143,886	787,407
Net Gain (Loss) on Investment	7,028	12,238	329,529	2,153,365

Net Increase (Decrease) in Net Assets Resulting from Operations	14,072	18,065	334,101	2,256,819

Increase (Decrease) in Net Assets from Contract Transactions	(39,197)	(140,755)	(377,553)	(4,017,759)

Total Increase (Decrease) in Net Assets	(25,125)	(122,690)	(43,452)	(1,760,940)

Net Assets as of December 31, 2024:	$ 487,551	$ 413,714	$ 2,708,365	$ 16,791,789

Investment Income:
Reinvested Dividends	15,144	11,313	53,324	301,234
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,338	5,063	44,436	180,989
Net Investment Income (Loss)	8,806	6,250	8,888	120,245

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	315,809	2,055,268
Realized Gain (Loss) on Investments	(10,975)	(8,537)	86,752	278,857
Net Realized Capital Gains (Losses) on Investments	(10,975)	(8,537)	402,561	2,334,125
Net Change in Unrealized Appreciation (Depreciation)	35,682	30,584	(143,041)	(698,818)
Net Gain (Loss) on Investment	24,707	22,047	259,520	1,635,307

Net Increase (Decrease) in Net Assets Resulting from Operations	33,513	28,297	268,408	1,755,552

Increase (Decrease) in Net Assets from Contract Transactions	(69,720)	(67,894)	(623,799)	(2,293,575)

Total Increase (Decrease) in Net Assets	(36,207)	(39,597)	(355,391)	(538,023)

Net Assets as of December 31, 2025:	$ 451,344	$ 374,117	$ 2,352,974	$ 16,253,766

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Small/Mid Cap Value Initial Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA TSW International Equity Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,478,477	$ 2,158,825	$ 701,569	$ 764,305

Investment Income:
Reinvested Dividends	32,655	-	-	19,178
Investment Expense:
Mortality and Expense Risk and Administrative Charges	53,019	32,210	6,979	13,265
Net Investment Income (Loss)	(20,364)	(32,210)	(6,979)	5,913

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	109,281	64,379	30,325	-
Realized Gain (Loss) on Investments	8,180	(130,364)	(18,888)	11,293
Net Realized Capital Gains (Losses) on Investments	117,461	(65,985)	11,437	11,293
Net Change in Unrealized Appreciation (Depreciation)	152,145	318,290	74,302	(3,419)
Net Gain (Loss) on Investment	269,606	252,305	85,739	7,874

Net Increase (Decrease) in Net Assets Resulting from Operations	249,242	220,095	78,760	13,787

Increase (Decrease) in Net Assets from Contract Transactions	(417,234)	(605,450)	(40,251)	(134,336)

Total Increase (Decrease) in Net Assets	(167,992)	(385,355)	38,509	(120,549)

Net Assets as of December 31, 2024:	$ 3,310,485	$ 1,773,470	$ 740,078	$ 643,756

Investment Income:
Reinvested Dividends	40,639	-	-	15,438
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,090	28,751	6,880	13,188
Net Investment Income (Loss)	(8,451)	(28,751)	(6,880)	2,250

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	340,425	279,211	136,241	33,250
Realized Gain (Loss) on Investments	3,904	(16,333)	(27,165)	11,109
Net Realized Capital Gains (Losses) on Investments	344,329	262,878	109,076	44,359
Net Change in Unrealized Appreciation (Depreciation)	(81,074)	(79,815)	(37,425)	129,326
Net Gain (Loss) on Investment	263,255	183,063	71,651	173,685

Net Increase (Decrease) in Net Assets Resulting from Operations	254,804	154,312	64,771	175,935

Increase (Decrease) in Net Assets from Contract Transactions	(223,362)	(159,094)	(54,243)	(104,527)

Total Increase (Decrease) in Net Assets	31,442	(4,782)	10,528	71,408

Net Assets as of December 31, 2025:	$ 3,341,927	$ 1,768,688	$ 750,606	$ 715,164

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA TSW International Equity Service Class	TA TSW Mid Cap Value Opportunities Initial Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 480,592	$ 1,385,747	$ 41,990,922	$ 5,968,391

Investment Income:
Reinvested Dividends	11,515	18,080	5,114	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,962	22,120	701,959	65,667
Net Investment Income (Loss)	6,553	(4,040)	(696,845)	(65,667)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	201,539	4,164,701	552,653
Realized Gain (Loss) on Investments	21,486	(43,221)	2,026,309	349,728
Net Realized Capital Gains (Losses) on Investments	21,486	158,318	6,191,010	902,381
Net Change in Unrealized Appreciation (Depreciation)	(17,746)	(63,249)	5,467,392	619,683
Net Gain (Loss) on Investment	3,740	95,069	11,658,402	1,522,064

Net Increase (Decrease) in Net Assets Resulting from Operations	10,293	91,029	10,961,557	1,456,397

Increase (Decrease) in Net Assets from Contract Transactions	(94,355)	(239,307)	(4,837,058)	(1,305,377)

Total Increase (Decrease) in Net Assets	(84,062)	(148,278)	6,124,499	151,020

Net Assets as of December 31, 2024:	$ 396,530	$ 1,237,469	$ 48,115,421	$ 6,119,411

Investment Income:
Reinvested Dividends	9,340	15,384	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,018	20,983	698,745	63,531
Net Investment Income (Loss)	4,322	(5,599)	(698,745)	(63,531)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,230	315,287	7,447,664	1,024,957
Realized Gain (Loss) on Investments	20,340	(18,607)	2,438,716	150,640
Net Realized Capital Gains (Losses) on Investments	42,570	296,680	9,886,380	1,175,597
Net Change in Unrealized Appreciation (Depreciation)	67,319	(197,953)	(2,502,345)	(228,946)
Net Gain (Loss) on Investment	109,889	98,727	7,384,035	946,651

Net Increase (Decrease) in Net Assets Resulting from Operations	114,211	93,128	6,685,290	883,120

Increase (Decrease) in Net Assets from Contract Transactions	(73,806)	(81,555)	(6,515,411)	(1,102,806)

Total Increase (Decrease) in Net Assets	40,405	11,573	169,879	(219,686)

Net Assets as of December 31, 2025:	$ 436,935	$ 1,249,042	$ 48,285,300	$ 5,899,725

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

1. Organization

Retirement Builder Variable Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of The Atlas Portfolio Builder℠ Variable Annuity, Immediate Income Builder℠, Immediate Income Builder℠ II, Transamerica Access℠ Variable Annuity, Retirement Income Builder® Variable Annuity, Retirement Income Builder II® Variable Annuity, Portfolio Select℠ Variable Annuity, Privilege Select℠ Variable Annuity, Principal-Plus℠ Variable Annuity, Premier Asset Builder℠ Variable Annuity, Retirement Income Builder® - BAI Variable Annuity, Transamerica Preferred Advantage℠ Variable Annuity, The One Income Annuity℠, Transamerica Principium℠ Variable Annuity, Huntington Allstar Select℠ Variable Annuity, Transamerica Opportunity Builder Variable Annuity and Transamerica Traditions Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Relative Value Class B Shares	AB Relative Value Portfolio Class B Shares
AB Sustainable Global Thematic Growth Class B Shares	AB Sustainable Global Thematic Growth Portfolio Class B Shares
Allspring Variable Trust	Allspring Variable Trust
Allspring VT Discovery All Cap Growth Class 1 Shares	Allspring VT Discovery All Cap Growth Fund Class 1 Shares
Allspring VT Discovery All Cap Growth Class 2 Shares	Allspring VT Discovery All Cap Growth Fund Class 2 Shares
Allspring VT Opportunity Class 1 Shares	Allspring VT Opportunity Fund Class 1 Shares
Allspring VT Opportunity Class 2 Shares	Allspring VT Opportunity Fund Class 2 Shares
Allspring VT Small Cap Growth Class 1 Shares	Allspring VT Small Cap Growth Fund Class 1 Shares
Allspring VT Small Cap Growth Class 2 Shares	Allspring VT Small Cap Growth Fund Class 2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Small Cap Initial Shares	BNY Mellon Small Cap Portfolio Initial Shares
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market Portfolio
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Acorn	Columbia - Acorn Fund
Columbia - Dividend Opportunity Class 1 Shares	Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 Shares
Columbia - Income Opportunity Class 1 Shares	Columbia Variable Portfolio - Income Opportunity Fund Class 1 Shares
Columbia - Large Cap Growth Class 1 Shares	Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Shares
Columbia - Overseas Core Class 2 Shares	Columbia Variable Portfolio - Overseas Core Fund Class 2 Shares
Columbia - Select Mid Cap Growth Class 1 Shares	Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 1 Shares
Columbia - Select Mid Cap Value Class 1 Shares	Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Shares
Columbia - Small Cap Value Class 1 Shares	Columbia Variable Portfolio - Small Cap Value Fund Class 1 Shares
Columbia - Small Company Growth Class 1 Shares	Columbia Variable Portfolio - Small Company Growth Fund Class 1 Shares
Columbia - Strategic Income Class 1 Shares	Columbia Variable Portfolio - Strategic Income Fund Class 1 Shares
CTIVP® - Principal Large Cap Growth Class 1 Shares	CTIVP® - Principal Large Cap Growth Fund Class 1 Shares

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Equity	Davis Equity Portfolio
Federated Insurance Series	Federated Insurance Series
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond II Fund Primary Shares
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Kaufmann II Service Shares	Federated Kaufmann II Fund Service Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Federated Hermes Managed Volatility II Service Shares	Federated Hermes Managed Volatility II Fund Service Shares
Federated Hermes Quality Bond II Primary Shares	Federated Hermes Quality Bond II Fund Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager 50% Initial Class	Fidelity® VIP Asset Manager 50% Portfolio Initial Class
Fidelity® VIP Asset Manager 70% Initial Class	Fidelity® VIP Asset Manager 70% Portfolio Initial Class
Fidelity® VIP Balanced Initial Class	Fidelity® VIP Balanced Portfolio Initial Class
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Portfolio Service Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Government Money Market Service Class 2	Fidelity® VIP Government Money Market Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth & Income Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth & Income Service Class 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP Growth Opportunities Portfolio Initial Class
Fidelity® VIP Growth Opportunities Service Class	Fidelity® VIP Growth Opportunities Portfolio Service Class
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP High Income Initial Class	Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP High Income Service Class	Fidelity® VIP High Income Portfolio Service Class
Fidelity® VIP High Income Service Class 2	Fidelity® VIP High Income Portfolio Service Class 2
Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Investment Grade Bond Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Overseas Initial Class	Fidelity® VIP Overseas Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Rising Dividends Class 2 Shares	Franklin Rising Dividends Fund Class 2 Shares
Franklin Small Cap Value Class 2 Shares	Franklin Small Cap Value Fund Class 2 Shares
Franklin Small-Mid Cap Growth Class 2 Shares	Franklin Small-Mid Cap Growth Fund Class 2 Shares
Franklin Templeton Developing Markets Class 2 Shares	Franklin Templeton Developing Markets Fund Class 2 Shares

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. American Value Series II Shares	Invesco V.I. American Value Fund Series II Shares
Invesco V.I. Comstock Series II Shares	Invesco V.I. Comstock Fund Series II Shares
Invesco V.I. Core Equity Series II Shares	Invesco V.I. Core Equity Fund Series II Shares
Invesco V.I. Discovery Large Cap Series I Shares	Invesco V.I. Discovery Large Cap Fund Series I Shares
Invesco V.I. Discovery Large Cap Series II Shares	Invesco V.I. Discovery Large Cap Fund Series II Shares
Invesco V.I. Discovery Mid Cap Growth Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund Series II Shares
Invesco V.I. Equity and Income Series I Shares	Invesco V.I. Equity and Income Fund Series I Shares
Invesco V.I. Equity and Income Series II Shares	Invesco V.I. Equity and Income Fund Series II Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Fund Series I Shares
Invesco V.I. EQV International Equity Series II Shares	Invesco V.I. EQV International Equity Fund Series II Shares
Invesco V.I. Global Series I Shares	Invesco V.I. Global Fund Series I Shares
Invesco V.I. Global Series II Shares	Invesco V.I. Global Fund Series II Shares
Invesco V.I. Global Strategic Income Series I Shares	Invesco V.I. Global Strategic Income Fund Series I Shares
Invesco V.I. Global Strategic Income Series II Shares	Invesco V.I. Global Strategic Income Fund Series II Shares
Invesco V.I. Government Securities Series I Shares	Invesco V.I. Government Securities Fund Series I Shares
Invesco V.I. Government Securities Series II Shares	Invesco V.I. Government Securities Fund Series II Shares
Invesco V.I. Main Street Series I Shares	Invesco V.I. Main Street Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund. Series II Shares
Invesco V.I. Main Street Mid Cap Series II Shares	Invesco V.I. Main Street Mid Cap Fund Series II Shares
Invesco V.I. Main Street Small Cap Series II Shares	Invesco V.I. Main Street Small Cap Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Service Shares	Janus Henderson - Balanced Portfolio Service Shares
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
Janus Henderson - Overseas Service Shares	Janus Henderson - Overseas Portfolio Service Shares
Janus Henderson - Research Service Shares	Janus Henderson - Research Portfolio Service Shares
Lincoln Variable Investment Products	Lincoln Variable Investment Products
LVIP JPMorgan Core Bond Standard Shares	LVIP JPMorgan Core Bond Portfolio Standard Shares
LVIP JPMorgan Mid Cap Value Standard Shares	LVIP JPMorgan Mid Cap Value Portfolio Standard Shares
LVIP JPMorgan U.S. Equity Standard Shares	LVIP JPMorgan U.S. Equity Portfolio Standard Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Core Equity Initial Class	MFS® Core Equity Portfolio Initial Class
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Growth Service Class	MFS® Growth Series Service Class
MFS® Massachusetts Investors Growth Stock Initial Class	MFS® Massachusetts Investors Growth Stock Portfolio Initial Class
MFS® Massachusetts Investors Growth Stock Service Class	MFS® Massachusetts Investors Growth Stock Portfolio Service Class
MFS® New Discovery Initial Class	MFS® New Discovery Series Initial Class
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Research Initial Class	MFS® Research Series Initial Class
MFS® Research Service Class	MFS® Research Series Service Class
MFS® Total Return Initial Class	MFS® Total Return Series Initial Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
MFS® Total Return Bond Initial Class	MFS® Total Return Bond Series Initial Class
MFS® Total Return Bond Service Class	MFS® Total Return Bond Series Service Class
MFS® Utilities Initial Class	MFS® Utilities Series Initial Class
MFS® Utilities Service Class	MFS® Utilities Series Service Class
Putnam Variable Trust	Putnam Variable Trust
Putnam VT Core Equity Class IB Shares	Putnam VT Core Equity Fund Class IB Shares
Putnam VT Diversified Income Class IB Shares	Putnam VT Diversified Income Fund Class IB Shares
Putnam VT Focused International Equity Class IB Shares	Putnam VT Focused International Equity Class Fund IB Shares
Putnam VT George Putnam Balanced Class IB Shares	Putnam VT George Putnam Balanced Fund Class IB Shares
Putnam VT Global Health Care Class IB Shares	Putnam VT Global Health Care Fund Class IB Shares
Putnam VT Government Money Market Class IB Shares	Putnam VT Government Money Market Fund Class IB Shares
Putnam VT Income Class IB Shares	Putnam VT Income Fund Class IB Shares
Putnam VT International Equity Class IB Shares	Putnam VT International Equity Fund Class IB Shares
Putnam VT Large Cap Growth Class IB Shares	Putnam VT Large Cap Growth Fund Class IB Shares
Putnam VT Large Cap Value Class IB Shares	Putnam VT Large Cap Value Fund Class IB Shares
Putnam VT Research Class IB Shares	Putnam VT Research Fund Class IB Shares
Putnam VT Sustainable Leaders Class IB Shares	Putnam VT Sustainable Leaders Fund Class IB Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Initial Class	Transamerica Aegon Core Bond VP Initial Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Diversified Equity Allocation Initial Class	Transamerica JPMorgan Diversified Equity Allocation VP Initial Class
TA JPMorgan Diversified Equity Allocation Service Class	Transamerica JPMorgan Diversified Equity Allocation VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TSW International Equity Initial Class	Transamerica TSW International Equity VP Initial Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA TSW Mid Cap Value Opportunities Initial Class	Transamerica TSW Mid Cap Value Opportunities VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
Invesco V.I. Equity and Income Series I Shares	April 26, 2024
LVIP JPMorgan Core Bond Standard Shares	April 28, 2023
LVIP JPMorgan Mid Cap Value Standard Shares	April 28, 2023
LVIP JPMorgan U.S. Equity Standard Shares	April 28, 2023
Invesco V.I. American Value Series II Shares	April 30, 2021

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:
Subaccount	Formerly
BNY Mellon Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares
Columbia - Acorn	Wanger Acorn
CTIVP® - Principal Large Cap Growth Class 1 Shares	CTIVP® - Principal Blue Chip Growth Class 1 Shares
Fidelity® VIP Asset Manager 50% Initial Class	Fidelity® VIP Asset Manager Initial Class
Fidelity® VIP Asset Manager 70% Initial Class	Fidelity® VIP Asset Manager: Growth Initial Class
Invesco V.I. Discovery Large Cap Series I Shares	Invesco V.I. Capital Appreciation Series I Shares
Invesco V.I. Discovery Large Cap Series II Shares	Invesco V.I. Capital Appreciation Series II Shares
TA JPMorgan Diversified Equity Allocation Initial Class	TA JPMorgan Asset Allocation - Growth Initial Class
TA JPMorgan Diversified Equity Allocation Service Class	TA JPMorgan Asset Allocation - Growth Service Class

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.
Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy
The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.
There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

3. Investments
The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Large Cap Growth Class B Shares	$272,888	$256,411
AB Relative Value Class B Shares	405,127	407,344
AB Sustainable Global Thematic Growth Class B Shares	101,324	44,783
Allspring VT Discovery All Cap Growth Class 1 Shares	430,625	73,136
Allspring VT Discovery All Cap Growth Class 2 Shares	72,358	16,496
Allspring VT Opportunity Class 1 Shares	203,624	89,906
Allspring VT Opportunity Class 2 Shares	6,521	4,775
Allspring VT Small Cap Growth Class 1 Shares	73,867	61,493
Allspring VT Small Cap Growth Class 2 Shares	5,105	4,453
BNY Mellon Small Cap Initial Shares	13,123	209,628
BNY Mellon Stock Index Initial Shares	112,428	342,848
BNY Mellon Stock Index Service Shares	2,513	3,577
BNY Mellon Sustainable U.S. Equity Initial Shares	18,529	4,875
BNY Mellon VIF Appreciation Initial Shares	317,042	364,759
BNY Mellon VIF Government Money Market	171,420	92,623
BNY Mellon VIF Growth and Income Initial Shares	118,139	494,083
Columbia - Acorn	33,037	171,920
Columbia - Dividend Opportunity Class 1 Shares	1,353	71,959
Columbia - Income Opportunity Class 1 Shares	29,556	66,226
Columbia - Large Cap Growth Class 1 Shares	20,532	296,605
Columbia - Overseas Core Class 2 Shares	33,561	107,513
Columbia - Select Mid Cap Growth Class 1 Shares	916	65,201
Columbia - Select Mid Cap Value Class 1 Shares	1,144	69,192
Columbia - Small Cap Value Class 1 Shares	173,358	139,194
Columbia - Small Company Growth Class 1 Shares	3,222	3,139
Columbia - Strategic Income Class 1 Shares	34,512	79,111
CTIVP® - Principal Large Cap Growth Class 1 Shares	2,899	274,172
Davis Equity	480,345	227,447
Federated Hermes Government Money II Service Shares	109,108	235,696
Federated Hermes High Income Bond II Primary Shares	104,899	259,108
Federated Hermes Kaufmann II Primary Shares	157,651	153,338
Federated Hermes Kaufmann II Service Shares	124,138	163,975
Federated Hermes Managed Volatility II Primary Shares	33,199	41,725
Federated Hermes Managed Volatility II Service Shares	14,775	34,177
Federated Hermes Quality Bond II Primary Shares	3,174	6,067
Fidelity® VIP Asset Manager 50% Initial Class	302,274	297,289

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
Fidelity® VIP Asset Manager 70% Initial Class	16,946	144,272
Fidelity® VIP Balanced Initial Class	$195,580	$301,095
Fidelity® VIP Balanced Service Class 2	131,382	29,784
Fidelity® VIP Contrafund® Initial Class	1,703,006	1,021,026
Fidelity® VIP Contrafund® Service Class 2	1,837,357	4,255,684
Fidelity® VIP Equity-Income Initial Class	311,334	290,596
Fidelity® VIP Equity-Income Service Class 2	484,474	601,701
Fidelity® VIP Government Money Market Initial Class	75,185	193,815
Fidelity® VIP Government Money Market Service Class 2	9,066	24,328
Fidelity® VIP Growth Initial Class	1,126,808	847,855
Fidelity® VIP Growth Service Class 2	347,451	730,250
Fidelity® VIP Growth & Income Initial Class	337,114	324,159
Fidelity® VIP Growth & Income Service Class 2	44,717	93,707
Fidelity® VIP Growth Opportunities Initial Class	64,549	417,642
Fidelity® VIP Growth Opportunities Service Class	34,332	203,198
Fidelity® VIP Growth Opportunities Service Class 2	17,334	52,985
Fidelity® VIP High Income Initial Class	114,259	151,754
Fidelity® VIP High Income Service Class	32,738	48,210
Fidelity® VIP High Income Service Class 2	14,848	8,379
Fidelity® VIP Index 500 Initial Class	341,022	2,090,357
Fidelity® VIP Index 500 Service Class 2	175,966	112,943
Fidelity® VIP Investment Grade Bond Initial Class	111,642	324,100
Fidelity® VIP Investment Grade Bond Service Class 2	13,961	50,060
Fidelity® VIP Mid Cap Initial Class	427,649	358,776
Fidelity® VIP Mid Cap Service Class 2	886,494	867,734
Fidelity® VIP Overseas Initial Class	83,316	113,920
Fidelity® VIP Value Strategies Service Class 2	301,134	453,378
Franklin Income Class 2 Shares	7,670	14,814
Franklin Mutual Shares Class 2 Shares	350,757	382,697
Franklin Rising Dividends Class 2 Shares	151,466	209,100
Franklin Small Cap Value Class 2 Shares	95,392	66,398
Franklin Small-Mid Cap Growth Class 2 Shares	213,255	306,932
Franklin Templeton Developing Markets Class 2 Shares	12,337	32,101
Franklin Templeton Foreign Class 2 Shares	130,248	168,779
Invesco V.I. American Franchise Series I Shares	161,557	768,919
Invesco V.I. American Franchise Series II Shares	37,064	13,336

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
Invesco V.I. American Value Series II Shares	73,572	47,612
Invesco V.I. Comstock Series II Shares	149,493	143,979
Invesco V.I. Core Equity Series II Shares	$98,653	$132,493
Invesco V.I. Discovery Large Cap Series I Shares	941,813	1,268,122
Invesco V.I. Discovery Large Cap Series II Shares	89,705	71,394
Invesco V.I. Discovery Mid Cap Growth Series II Shares	14,995	53,243
Invesco V.I. Equity and Income Series I Shares	62,577	174,460
Invesco V.I. Equity and Income Series II Shares	181,810	372,493
Invesco V.I. EQV International Equity Series I Shares	29,957	16,527
Invesco V.I. EQV International Equity Series II Shares	4,226	3,939
Invesco V.I. Global Series I Shares	303,065	613,803
Invesco V.I. Global Series II Shares	8,474	1,513
Invesco V.I. Global Strategic Income Series I Shares	63,671	80,615
Invesco V.I. Global Strategic Income Series II Shares	23,256	37,688
Invesco V.I. Government Securities Series I Shares	6,490	23,046
Invesco V.I. Government Securities Series II Shares	7,666	22,586
Invesco V.I. Main Street Series I Shares	474,919	619,663
Invesco V.I. Main Street Series II Shares	45,164	39,631
Invesco V.I. Main Street Mid Cap Series II Shares	29,411	26,962
Invesco V.I. Main Street Small Cap Series II Shares	5,597	5,967
Janus Henderson - Balanced Service Shares	139,967	216,953
Janus Henderson - Enterprise Service Shares	118,742	300,414
Janus Henderson - Forty Service Shares	32,182	12,639
Janus Henderson - Global Research Service Shares	174,405	170,138
Janus Henderson - Mid Cap Value Service Shares	12,737	3,573
Janus Henderson - Overseas Service Shares	15,247	160,335
Janus Henderson - Research Service Shares	77,816	148,737
LVIP JPMorgan Core Bond Standard Shares	160,448	382,283
LVIP JPMorgan Mid Cap Value Standard Shares	129,546	152,132
LVIP JPMorgan U.S. Equity Standard Shares	93,346	323,009
MFS® Core Equity Initial Class	3,708	2,762
MFS® Growth Initial Class	878,585	1,082,107
MFS® Growth Service Class	264,292	54,925
MFS® Massachusetts Investors Growth Stock Initial Class	9,179	7,937
MFS® Massachusetts Investors Growth Stock Service Class	190,218	134,225
MFS® New Discovery Initial Class	5,033	43,097

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
MFS® New Discovery Service Class	61	29,025
MFS® Research Initial Class	385,418	199,875
MFS® Research Service Class	253,498	149,798
MFS® Total Return Initial Class	$487,440	$706,190
MFS® Total Return Service Class	178,117	188,286
MFS® Total Return Bond Initial Class	5,287	11,226
MFS® Total Return Bond Service Class	55,897	127,702
MFS® Utilities Initial Class	200,562	752,170
MFS® Utilities Service Class	33,955	109,122
Putnam VT Core Equity Class IB Shares	31	6
Putnam VT Diversified Income Class IB Shares	13,726	25,573
Putnam VT Focused International Equity Class IB Shares	32,815	53,889
Putnam VT George Putnam Balanced Class IB Shares	41,797	58,407
Putnam VT Global Health Care Class IB Shares	12,808	71,724
Putnam VT Government Money Market Class IB Shares	788,077	236,400
Putnam VT Income Class IB Shares	6,903	1,823
Putnam VT International Equity Class IB Shares	3,115	8,173
Putnam VT Large Cap Growth Class IB Shares	78,328	63,530
Putnam VT Large Cap Value Class IB Shares	291,922	445,195
Putnam VT Research Class IB Shares	15,444	4,416
Putnam VT Sustainable Leaders Class IB Shares	1,177	9,383
TA Aegon Bond Initial Class	1,080,740	843,681
TA Aegon Bond Service Class	335,793	349,258
TA Aegon Core Bond Initial Class	68,900	142,817
TA Aegon High Yield Bond Initial Class	355,366	660,332
TA Aegon High Yield Bond Service Class	20,547	9,871
TA Aegon Sustainable Equity Income Initial Class	574,369	1,445,663
TA Aegon Sustainable Equity Income Service Class	134,462	236,763
TA Aegon U.S. Government Securities Initial Class	669,907	430,983
TA Aegon U.S. Government Securities Service Class	724,727	967,919
TA BlackRock Government Money Market Initial Class	1,172,780	1,323,291
TA BlackRock Government Money Market Service Class	341,537	592,694
TA BlackRock iShares Edge 40 Initial Class	125,506	447,948
TA BlackRock iShares Edge 40 Service Class	38,957	31,910
TA BlackRock Real Estate Securities Initial Class	7,843	19,416
TA BlackRock Real Estate Securities Service Class	21,945	25,285

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
TA International Focus Initial Class	169,374	135,584
TA International Focus Service Class	119,082	18,618
TA Janus Mid-Cap Growth Initial Class	1,039,671	1,306,579
TA Janus Mid-Cap Growth Service Class	65,573	158,624
TA JPMorgan Asset Allocation - Conservative Initial Class	$1,308,064	$1,568,409
TA JPMorgan Asset Allocation - Conservative Service Class	536,084	1,924,088
TA JPMorgan Asset Allocation - Moderate Initial Class	1,695,555	2,103,154
TA JPMorgan Asset Allocation - Moderate Service Class	1,286,353	5,912,090
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	858,274	3,116,052
TA JPMorgan Asset Allocation - Moderate Growth Service Class	3,111,566	13,580,939
TA JPMorgan Diversified Equity Allocation Initial Class	1,007,103	1,838,418
TA JPMorgan Diversified Equity Allocation Service Class	448,525	2,068,936
TA JPMorgan Enhanced Index Initial Class	2,039,154	1,794,225
TA JPMorgan Enhanced Index Service Class	122,501	301,919
TA JPMorgan International Moderate Growth Initial Class	20,920	24,210
TA JPMorgan International Moderate Growth Service Class	180,126	828,485
TA JPMorgan Tactical Allocation Initial Class	28,830	89,745
TA JPMorgan Tactical Allocation Service Class	22,521	84,161
TA Multi-Managed Balanced Initial Class	630,361	929,461
TA Multi-Managed Balanced Service Class	2,358,026	2,476,096
TA Small/Mid Cap Value Initial Class	384,846	276,232
TA T. Rowe Price Small Cap Initial Class	340,425	249,060
TA T. Rowe Price Small Cap Service Class	137,645	62,529
TA TSW International Equity Initial Class	71,904	140,941
TA TSW International Equity Service Class	42,585	89,835
TA TSW Mid Cap Value Opportunities Initial Class	359,398	131,264
TA WMC US Growth Initial Class	7,883,557	7,650,055
TA WMC US Growth Service Class	1,155,814	1,297,191

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:
	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Large Cap Growth Class B Shares	-	(47,608)	(47,608)	17	(102,593)	(102,576)
AB Relative Value Class B Shares	66,584	(114,379)	(47,795)	162,616	(239,545)	(76,929)
AB Sustainable Global Thematic Growth Class B Shares	1,892	(23,694)	(21,802)	9,611	(57,171)	(47,560)
Allspring VT Discovery All Cap Growth Class 1 Shares	500	(9,418)	(8,918)	140	(22,337)	(22,197)
Allspring VT Discovery All Cap Growth Class 2 Shares	937	(1,595)	(658)	-	(8,353)	(8,353)
Allspring VT Opportunity Class 1 Shares	9,997	(16,272)	(6,275)	1,001	(30,980)	(29,979)
Allspring VT Opportunity Class 2 Shares	-	(994)	(994)	479	(8,571)	(8,092)
Allspring VT Small Cap Growth Class 1 Shares	12,402	(14,644)	(2,242)	365	(22,749)	(22,384)
Allspring VT Small Cap Growth Class 2 Shares	-	(948)	(948)	232	(8,696)	(8,464)
BNY Mellon Small Cap Initial Shares	1,933	(63,283)	(61,350)	2,362	(11,593)	(9,231)
BNY Mellon Stock Index Initial Shares	341	(50,154)	(49,813)	545	(63,457)	(62,912)
BNY Mellon Stock Index Service Shares	171	(657)	(486)	692	(696)	(4)
BNY Mellon Sustainable U.S. Equity Initial Shares	-	(527)	(527)	-	(21,642)	(21,642)
BNY Mellon VIF Appreciation Initial Shares	200	(53,625)	(53,425)	19,694	(78,480)	(58,786)
BNY Mellon VIF Government Money Market	130,602	(73,114)	57,488	102,332	(254,655)	(152,323)
BNY Mellon VIF Growth and Income Initial Shares	455	(73,841)	(73,386)	44,733	(27,588)	17,145
Columbia - Acorn	8,760	(37,187)	(28,427)	6,876	(31,750)	(24,874)
Columbia - Dividend Opportunity Class 1 Shares	115	(19,966)	(19,851)	129	(37,917)	(37,788)
Columbia - Income Opportunity Class 1 Shares	6,510	(36,733)	(30,223)	31,018	(169,802)	(138,784)
Columbia - Large Cap Growth Class 1 Shares	6,775	(66,367)	(59,592)	22,554	(231,716)	(209,162)
Columbia - Overseas Core Class 2 Shares	6,433	(54,852)	(48,419)	10,204	(46,746)	(36,542)
Columbia - Select Mid Cap Growth Class 1 Shares	338	(13,789)	(13,451)	1,936	(53,500)	(51,564)
Columbia - Select Mid Cap Value Class 1 Shares	68	(22,665)	(22,597)	88	(15,343)	(15,255)
Columbia - Small Cap Value Class 1 Shares	6,828	(24,495)	(17,667)	2,586	(21,127)	(18,541)
Columbia - Small Company Growth Class 1 Shares	-	(523)	(523)	-	(556)	(556)
Columbia - Strategic Income Class 1 Shares	5,074	(32,009)	(26,935)	10,194	(21,564)	(11,370)

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
CTIVP® - Principal Large Cap Growth Class 1 Shares	1,221	(69,220)	(67,999)	3,634	(109,512)	(105,878)
Davis Equity	1,466	(45,925)	(44,459)	11,249	(168,799)	(157,550)
Federated Hermes Government Money II Service Shares	30,749	(206,575)	(175,826)	77,612	(296,648)	(219,036)
Federated Hermes High Income Bond II Primary Shares	7,029	(84,985)	(77,956)	6,976	(60,342)	(53,366)
Federated Hermes Kaufmann II Primary Shares	1,710	(23,123)	(21,413)	6,029	(45,791)	(39,762)
Federated Hermes Kaufmann II Service Shares	4,617	(33,524)	(28,907)	6,239	(44,102)	(37,863)
Federated Hermes Managed Volatility II Primary Shares	1,563	(12,747)	(11,184)	259	(57,586)	(57,327)
Federated Hermes Managed Volatility II Service Shares	2,414	(23,195)	(20,781)	1,883	(26,091)	(24,208)
Federated Hermes Quality Bond II Primary Shares	-	(2,693)	(2,693)	-	(2,129)	(2,129)
Fidelity® VIP Asset Manager 50% Initial Class	68,867	(80,590)	(11,723)	644	(48,463)	(47,819)
Fidelity® VIP Asset Manager 70% Initial Class	-	(32,984)	(32,984)	-	(37,233)	(37,233)
Fidelity® VIP Balanced Initial Class	8,775	(48,069)	(39,294)	12,651	(35,271)	(22,620)
Fidelity® VIP Balanced Service Class 2	6,350	(1,462)	4,888	8,584	(17,029)	(8,445)
Fidelity® VIP Contrafund® Initial Class	53	(62,487)	(62,434)	2,246	(91,192)	(88,946)
Fidelity® VIP Contrafund® Service Class 2	35,389	(591,539)	(556,150)	186,255	(209,090)	(22,835)
Fidelity® VIP Equity-Income Initial Class	6,877	(40,063)	(33,186)	733	(52,969)	(52,236)
Fidelity® VIP Equity-Income Service Class 2	17,741	(132,180)	(114,439)	10,587	(270,344)	(259,757)
Fidelity® VIP Government Money Market Initial Class	38,395	(140,671)	(102,276)	200,083	(261,342)	(61,259)
Fidelity® VIP Government Money Market Service Class 2	2,208	(20,343)	(18,135)	4,954	(24,149)	(19,195)
Fidelity® VIP Growth Initial Class	11,527	(64,793)	(53,266)	4,810	(80,016)	(75,206)
Fidelity® VIP Growth Service Class 2	429	(144,259)	(143,830)	755	(78,037)	(77,282)
Fidelity® VIP Growth & Income Initial Class	681	(37,913)	(37,232)	8,608	(67,887)	(59,279)
Fidelity® VIP Growth & Income Service Class 2	-	(20,417)	(20,417)	-	(4,990)	(4,990)
Fidelity® VIP Growth Opportunities Initial Class	307	(32,260)	(31,953)	1,439	(29,474)	(28,035)
Fidelity® VIP Growth Opportunities Service Class	298	(18,902)	(18,604)	8,937	(51,022)	(42,085)
Fidelity® VIP Growth Opportunities Service Class 2	342	(3,832)	(3,490)	448	(2,483)	(2,035)

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® VIP High Income Initial Class	30,156	(60,585)	(30,429)	8,703	(44,364)	(35,661)
Fidelity® VIP High Income Service Class	1,122	(14,806)	(13,684)	12,310	(45,324)	(33,014)
Fidelity® VIP High Income Service Class 2	821	(2,153)	(1,332)	1,970	(50,430)	(48,460)
Fidelity® VIP Index 500 Initial Class	6,228	(220,354)	(214,126)	70,022	(327,900)	(257,878)
Fidelity® VIP Index 500 Service Class 2	14,371	(12,218)	2,153	14,330	(125,612)	(111,282)
Fidelity® VIP Investment Grade Bond Initial Class	16,156	(141,985)	(125,829)	10,038	(174,560)	(164,522)
Fidelity® VIP Investment Grade Bond Service Class 2	148	(25,806)	(25,658)	9,475	(39,354)	(29,879)
Fidelity® VIP Mid Cap Initial Class	538	(25,866)	(25,328)	1,090	(18,019)	(16,929)
Fidelity® VIP Mid Cap Service Class 2	32,114	(133,850)	(101,736)	25,008	(192,864)	(167,856)
Fidelity® VIP Overseas Initial Class	156	(29,632)	(29,476)	6,782	(10,816)	(4,034)
Fidelity® VIP Value Strategies Service Class 2	47,321	(101,258)	(53,937)	3,941	(30,522)	(26,581)
Franklin Income Class 2 Shares	-	(6,389)	(6,389)	-	(1,071)	(1,071)
Franklin Mutual Shares Class 2 Shares	834	(124,344)	(123,510)	823	(160,366)	(159,543)
Franklin Rising Dividends Class 2 Shares	973	(34,408)	(33,435)	23,875	(22,941)	934
Franklin Small Cap Value Class 2 Shares	1,390	(9,444)	(8,054)	7,186	(28,326)	(21,140)
Franklin Small-Mid Cap Growth Class 2 Shares	4,377	(56,244)	(51,867)	6,403	(128,245)	(121,842)
Franklin Templeton Developing Markets Class 2 Shares	335	(8,539)	(8,204)	8,064	(12,933)	(4,869)
Franklin Templeton Foreign Class 2 Shares	613	(78,019)	(77,406)	6,304	(105,192)	(98,888)
Invesco V.I. American Franchise Series I Shares	-	(167,499)	(167,499)	-	(114,318)	(114,318)
Invesco V.I. American Franchise Series II Shares	20	(1,940)	(1,920)	55	(12,727)	(12,672)
Invesco V.I. American Value Series II Shares	682	(2,687)	(2,005)	17	(51,716)	(51,699)
Invesco V.I. Comstock Series II Shares	5,159	(29,443)	(24,284)	6,651	(40,377)	(33,726)
Invesco V.I. Core Equity Series II Shares	1,408	(25,819)	(24,411)	1,363	(14,169)	(12,806)
Invesco V.I. Discovery Large Cap Series I Shares	10,418	(173,828)	(163,410)	20,944	(325,047)	(304,103)
Invesco V.I. Discovery Large Cap Series II Shares	2,474	(11,280)	(8,806)	743	(23,021)	(22,278)
Invesco V.I. Discovery Mid Cap Growth Series II Shares	268	(3,165)	(2,897)	233	(1,520)	(1,287)

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Invesco V.I. Equity and Income Series I Shares	3,070	(150,013)	(146,943)	1,062,704	(204,083)	858,621
Invesco V.I. Equity and Income Series II Shares	4,371	(98,671)	(94,300)	13,567	(83,200)	(69,633)
Invesco V.I. EQV International Equity Series I Shares	390	(4,601)	(4,211)	11,415	(23,250)	(11,835)
Invesco V.I. EQV International Equity Series II Shares	-	(837)	(837)	-	(1,115)	(1,115)
Invesco V.I. Global Series I Shares	1,600	(78,741)	(77,141)	2,687	(25,545)	(22,858)
Invesco V.I. Global Series II Shares	55	(193)	(138)	73	(250)	(177)
Invesco V.I. Global Strategic Income Series I Shares	4,140	(31,714)	(27,574)	1,574	(116,205)	(114,631)
Invesco V.I. Global Strategic Income Series II Shares	3,989	(20,463)	(16,474)	3,127	(21,030)	(17,903)
Invesco V.I. Government Securities Series I Shares	298	(13,057)	(12,759)	361	(26,909)	(26,548)
Invesco V.I. Government Securities Series II Shares	1,361	(16,215)	(14,854)	2,346	(14,211)	(11,865)
Invesco V.I. Main Street Series I Shares	42,873	(109,089)	(66,216)	8,058	(119,909)	(111,851)
Invesco V.I. Main Street Series II Shares	417	(4,086)	(3,669)	10,449	(28,111)	(17,662)
Invesco V.I. Main Street Mid Cap Series II Shares	1,270	(6,478)	(5,208)	1,223	(5,678)	(4,455)
Invesco V.I. Main Street Small Cap Series II Shares	41	(690)	(649)	54	(1,122)	(1,068)
Janus Henderson - Balanced Service Shares	1,078	(44,922)	(43,844)	2,582	(113,291)	(110,709)
Janus Henderson - Enterprise Service Shares	-	(85,054)	(85,054)	-	(30,218)	(30,218)
Janus Henderson - Forty Service Shares	-	(1,520)	(1,520)	-	(8,308)	(8,308)
Janus Henderson - Global Research Service Shares	13,374	(66,472)	(53,098)	-	(38,825)	(38,825)
Janus Henderson - Mid Cap Value Service Shares	-	(402)	(402)	-	(437)	(437)
Janus Henderson - Overseas Service Shares	1,061	(64,141)	(63,080)	3,551	(84,767)	(81,216)
Janus Henderson - Research Service Shares	-	(36,690)	(36,690)	-	(37,610)	(37,610)
LVIP JPMorgan Core Bond Standard Shares	65,106	(226,821)	(161,715)	145,450	(310,175)	(164,725)
LVIP JPMorgan Mid Cap Value Standard Shares	7,157	(27,611)	(20,454)	15,351	(59,432)	(44,081)
LVIP JPMorgan U.S. Equity Standard Shares	11,763	(62,592)	(50,829)	29,625	(153,713)	(124,088)
MFS® Core Equity Initial Class	-	(789)	(789)	-	(944)	(944)
MFS® Growth Initial Class	6,646	(124,330)	(117,684)	12,170	(83,600)	(71,430)

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
MFS® Growth Service Class	-	(3,924)	(3,924)	-	(18,032)	(18,032)
MFS® Massachusetts Investors Growth Stock Initial Class	-	(2,290)	(2,290)	-	(1,842)	(1,842)
MFS® Massachusetts Investors Growth Stock Service Class	5,657	(38,246)	(32,589)	6,417	(58,234)	(51,817)
MFS® New Discovery Initial Class	1,842	(11,302)	(9,460)	3,399	(12,748)	(9,349)
MFS® New Discovery Service Class	27	(5,133)	(5,106)	73	(9,767)	(9,694)
MFS® Research Initial Class	1,509	(30,126)	(28,617)	1,494	(33,788)	(32,294)
MFS® Research Service Class	120	(20,422)	(20,302)	58	(11,769)	(11,711)
MFS® Total Return Initial Class	91	(176,876)	(176,785)	5,946	(224,282)	(218,336)
MFS® Total Return Service Class	423	(56,061)	(55,638)	19,301	(208,514)	(189,213)
MFS® Total Return Bond Initial Class	15	(4,639)	(4,624)	598	(8,028)	(7,430)
MFS® Total Return Bond Service Class	14,465	(76,519)	(62,054)	26,695	(51,823)	(25,128)
MFS® Utilities Initial Class	3,851	(107,267)	(103,416)	10,069	(80,399)	(70,330)
MFS® Utilities Service Class	126	(13,070)	(12,944)	7,976	(9,595)	(1,619)
Putnam VT Core Equity Class IB Shares	-	(1)	(1)	-	-	-
Putnam VT Diversified Income Class IB Shares	920	(12,540)	(11,620)	1,286	(6,361)	(5,075)
Putnam VT Focused International Equity Class IB Shares	1,478	(15,500)	(14,022)	850	(21,070)	(20,220)
Putnam VT George Putnam Balanced Class IB Shares	16	(14,601)	(14,585)	37	(7,712)	(7,675)
Putnam VT Global Health Care Class IB Shares	1,742	(14,090)	(12,348)	23,350	(9,093)	14,257
Putnam VT Government Money Market Class IB Shares	653,526	(210,206)	443,320	453,290	(312,589)	140,701
Putnam VT Income Class IB Shares	-	(2)	(2)	-	(4)	(4)
Putnam VT International Equity Class IB Shares	-	(3,249)	(3,249)	-	(8,180)	(8,180)
Putnam VT Large Cap Growth Class IB Shares	628	(9,513)	(8,885)	811	(46,061)	(45,250)
Putnam VT Large Cap Value Class IB Shares	2,916	(60,977)	(58,061)	8,278	(31,042)	(22,764)
Putnam VT Research Class IB Shares	-	(192)	(192)	-	(185)	(185)
Putnam VT Sustainable Leaders Class IB Shares	-	(1,106)	(1,106)	-	(115)	(115)
TA Aegon Bond Initial Class	515,033	(497,937)	17,096	157,688	(632,826)	(475,138)

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Aegon Bond Service Class	108,319	(210,416)	(102,097)	59,720	(180,714)	(120,994)
TA Aegon Core Bond Initial Class	24,750	(84,538)	(59,788)	124,841	(148,143)	(23,302)
TA Aegon High Yield Bond Initial Class	80,662	(241,707)	(161,045)	23,335	(192,082)	(168,747)
TA Aegon High Yield Bond Service Class	738	(2,834)	(2,096)	2,465	(13,766)	(11,301)
TA Aegon Sustainable Equity Income Initial Class	106,987	(425,467)	(318,480)	26,905	(548,878)	(521,973)
TA Aegon Sustainable Equity Income Service Class	27,453	(74,706)	(47,253)	26,753	(86,766)	(60,013)
TA Aegon U.S. Government Securities Initial Class	428,559	(305,422)	123,137	103,110	(287,329)	(184,219)
TA Aegon U.S. Government Securities Service Class	515,277	(738,363)	(223,086)	63,518	(762,313)	(698,795)
TA BlackRock Government Money Market Initial Class	1,042,056	(1,346,325)	(304,269)	1,994,081	(2,331,863)	(337,782)
TA BlackRock Government Money Market Service Class	215,569	(525,366)	(309,797)	680,291	(1,483,456)	(803,165)
TA BlackRock iShares Edge 40 Initial Class	36,970	(219,529)	(182,559)	15,054	(74,992)	(59,938)
TA BlackRock iShares Edge 40 Service Class	14,981	(16,022)	(1,041)	5,143	(66,156)	(61,013)
TA BlackRock Real Estate Securities Initial Class	1,005	(5,305)	(4,300)	1,954	(12,463)	(10,509)
TA BlackRock Real Estate Securities Service Class	7,030	(10,500)	(3,470)	6,133	(11,554)	(5,421)
TA International Focus Initial Class	45,991	(68,482)	(22,491)	8,981	(106,115)	(97,134)
TA International Focus Service Class	10,914	(5,165)	5,749	772	(16,764)	(15,992)
TA Janus Mid-Cap Growth Initial Class	19,050	(229,623)	(210,573)	26,667	(143,037)	(116,370)
TA Janus Mid-Cap Growth Service Class	546	(33,246)	(32,700)	541	(7,172)	(6,631)
TA JPMorgan Asset Allocation - Conservative Initial Class	584,819	(758,779)	(173,960)	52,111	(703,760)	(651,649)
TA JPMorgan Asset Allocation - Conservative Service Class	63,525	(945,476)	(881,951)	24,252	(1,233,281)	(1,209,029)
TA JPMorgan Asset Allocation - Moderate Initial Class	473,077	(789,316)	(316,239)	127,030	(978,045)	(851,015)
TA JPMorgan Asset Allocation - Moderate Service Class	113,828	(2,312,547)	(2,198,719)	681,096	(2,346,751)	(1,665,655)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	94,262	(942,882)	(848,620)	118,499	(903,709)	(785,210)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	378,488	(4,630,457)	(4,251,969)	1,120,948	(5,513,574)	(4,392,626)
TA JPMorgan Diversified Equity Allocation Initial Class	177,298	(455,861)	(278,563)	14,229	(174,946)	(160,717)

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA JPMorgan Diversified Equity Allocation Service Class	27,484	(518,368)	(490,884)	42,171	(252,872)	(210,701)
TA JPMorgan Enhanced Index Initial Class	192,621	(399,880)	(207,259)	1,933,557	(380,287)	1,553,270
TA JPMorgan Enhanced Index Service Class	1,504	(46,347)	(44,843)	-	(37,704)	(37,704)
TA JPMorgan International Moderate Growth Initial Class	8,962	(14,356)	(5,394)	346	(67,145)	(66,799)
TA JPMorgan International Moderate Growth Service Class	18,500	(506,229)	(487,729)	42,636	(550,265)	(507,629)
TA JPMorgan Tactical Allocation Initial Class	7,281	(44,264)	(36,983)	3,908	(25,454)	(21,546)
TA JPMorgan Tactical Allocation Service Class	6,530	(47,147)	(40,617)	14,655	(96,151)	(81,496)
TA Multi-Managed Balanced Initial Class	69,181	(219,535)	(150,354)	1,065	(101,433)	(100,368)
TA Multi-Managed Balanced Service Class	613	(607,591)	(606,978)	33,000	(1,099,766)	(1,066,766)
TA Small/Mid Cap Value Initial Class	761	(16,285)	(15,524)	839	(44,920)	(44,081)
TA T. Rowe Price Small Cap Initial Class	17,129	(52,271)	(35,142)	17,506	(139,672)	(122,166)
TA T. Rowe Price Small Cap Service Class	283	(9,056)	(8,773)	74	(7,468)	(7,394)
TA TSW International Equity Initial Class	12,862	(76,435)	(63,573)	30,156	(124,767)	(94,611)
TA TSW International Equity Service Class	4,748	(37,495)	(32,747)	3,068	(48,030)	(44,962)
TA TSW Mid Cap Value Opportunities Initial Class	7,732	(27,607)	(19,875)	24,440	(79,344)	(54,904)
TA WMC US Growth Initial Class	109,830	(1,630,845)	(1,521,015)	113,035	(1,391,596)	(1,278,561)
TA WMC US Growth Service Class	18,743	(166,074)	(147,331)	16,454	(226,096)	(209,642)

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Large Cap Growth Class B Shares	$-	$(216,324)	$(216,324)	$102	$(402,877)	$(402,775)
AB Relative Value Class B Shares	223,950	(376,182)	(152,232)	600,505	(871,481)	(270,976)
AB Sustainable Global Thematic Growth Class B Shares	4,267	(33,785)	(29,518)	25,462	(109,126)	(83,664)
Allspring VT Discovery All Cap Growth Class 1 Shares	3,303	(54,732)	(51,429)	857	(130,303)	(129,446)
Allspring VT Discovery All Cap Growth Class 2 Shares	8,199	(13,861)	(5,662)	-	(60,787)	(60,787)
Allspring VT Opportunity Class 1 Shares	38,143	(67,308)	(29,165)	3,585	(118,363)	(114,778)
Allspring VT Opportunity Class 2 Shares	-	(3,849)	(3,849)	2,024	(30,596)	(28,572)
Allspring VT Small Cap Growth Class 1 Shares	33,094	(50,123)	(17,029)	1,115	(73,022)	(71,907)
Allspring VT Small Cap Growth Class 2 Shares	-	(3,346)	(3,346)	877	(26,821)	(25,944)
BNY Mellon Small Cap Initial Shares	5,422	(192,647)	(187,225)	6,577	(33,275)	(26,698)
BNY Mellon Stock Index Initial Shares	2,080	(321,095)	(319,015)	3,016	(363,285)	(360,269)
BNY Mellon Stock Index Service Shares	725	(2,897)	(2,172)	2,751	(2,760)	(9)
BNY Mellon Sustainable U.S. Equity Initial Shares	-	(1,748)	(1,748)	-	(62,940)	(62,940)
BNY Mellon VIF Appreciation Initial Shares	1,236	(337,298)	(336,062)	119,939	(440,679)	(320,740)
BNY Mellon VIF Government Money Market	145,914	(83,735)	62,179	114,332	(283,834)	(169,502)
BNY Mellon VIF Growth and Income Initial Shares	2,864	(475,001)	(472,137)	264,389	(147,123)	117,266
Columbia - Acorn	33,744	(161,009)	(127,265)	26,997	(126,077)	(99,080)
Columbia - Dividend Opportunity Class 1 Shares	1,394	(61,166)	(59,772)	1,865	(97,956)	(96,091)
Columbia - Income Opportunity Class 1 Shares	9,299	(52,189)	(42,890)	38,282	(228,550)	(190,268)
Columbia - Large Cap Growth Class 1 Shares	21,368	(234,788)	(213,420)	63,755	(735,100)	(671,345)
Columbia - Overseas Core Class 2 Shares	9,303	(87,128)	(77,825)	13,462	(62,654)	(49,192)
Columbia - Select Mid Cap Growth Class 1 Shares	1,136	(47,477)	(46,341)	5,131	(151,061)	(145,930)
Columbia - Select Mid Cap Value Class 1 Shares	1,145	(67,051)	(65,906)	1,344	(44,913)	(43,569)
Columbia - Small Cap Value Class 1 Shares	35,396	(129,881)	(94,485)	10,481	(92,218)	(81,737)
Columbia - Small Company Growth Class 1 Shares	-	(2,738)	(2,738)	-	(2,604)	(2,604)
Columbia - Strategic Income Class 1 Shares	11,292	(72,678)	(61,386)	20,981	(46,649)	(25,668)
CTIVP® - Principal Large Cap Growth Class 1 Shares	3,595	(224,374)	(220,779)	10,054	(303,631)	(293,577)

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Davis Equity	5,776	(187,884)	(182,108)	40,349	(594,890)	(554,541)
Federated Hermes Government Money II Service Shares	$30,808	$(206,923)	$(176,115)	$75,900	$(290,171)	$(214,271)
Federated Hermes High Income Bond II Primary Shares	17,343	(239,003)	(221,660)	16,175	(167,271)	(151,096)
Federated Hermes Kaufmann II Primary Shares	8,015	(131,140)	(123,125)	29,292	(240,978)	(211,686)
Federated Hermes Kaufmann II Service Shares	20,716	(153,139)	(132,423)	25,174	(180,384)	(155,210)
Federated Hermes Managed Volatility II Primary Shares	3,972	(33,181)	(29,209)	687	(141,628)	(140,941)
Federated Hermes Managed Volatility II Service Shares	3,118	(30,975)	(27,857)	2,270	(32,014)	(29,744)
Federated Hermes Quality Bond II Primary Shares	-	(4,792)	(4,792)	-	(3,613)	(3,613)
Fidelity® VIP Asset Manager 50% Initial Class	248,850	(286,873)	(38,023)	1,588	(163,150)	(161,562)
Fidelity® VIP Asset Manager 70% Initial Class	-	(140,004)	(140,004)	-	(138,091)	(138,091)
Fidelity® VIP Balanced Initial Class	45,778	(270,826)	(225,048)	68,398	(181,747)	(113,349)
Fidelity® VIP Balanced Service Class 2	109,118	(23,754)	85,364	31,643	(60,177)	(28,534)
Fidelity® VIP Contrafund® Initial Class	455	(880,194)	(879,739)	14,643	(1,014,537)	(999,894)
Fidelity® VIP Contrafund® Service Class 2	225,117	(4,088,482)	(3,863,365)	1,120,670	(1,181,349)	(60,679)
Fidelity® VIP Equity-Income Initial Class	40,452	(241,965)	(201,513)	2,145	(285,005)	(282,860)
Fidelity® VIP Equity-Income Service Class 2	67,020	(518,914)	(451,894)	33,337	(944,009)	(910,672)
Fidelity® VIP Government Money Market Initial Class	51,705	(186,312)	(134,607)	254,889	(334,551)	(79,662)
Fidelity® VIP Government Money Market Service Class 2	2,361	(21,948)	(19,587)	5,203	(25,376)	(20,173)
Fidelity® VIP Growth Initial Class	113,845	(743,621)	(629,776)	32,445	(820,629)	(788,184)
Fidelity® VIP Growth Service Class 2	2,757	(693,298)	(690,541)	4,845	(433,758)	(428,913)
Fidelity® VIP Growth & Income Initial Class	3,755	(282,853)	(279,098)	47,632	(420,078)	(372,446)
Fidelity® VIP Growth & Income Service Class 2	-	(88,242)	(88,242)	-	(19,516)	(19,516)
Fidelity® VIP Growth Opportunities Initial Class	3,484	(365,428)	(361,944)	10,724	(253,106)	(242,382)
Fidelity® VIP Growth Opportunities Service Class	3,112	(173,046)	(169,934)	71,033	(411,548)	(340,515)
Fidelity® VIP Growth Opportunities Service Class 2	3,309	(37,841)	(34,532)	3,600	(20,492)	(16,892)
Fidelity® VIP High Income Initial Class	71,673	(142,855)	(71,182)	19,243	(97,010)	(77,767)
Fidelity® VIP High Income Service Class	2,703	(41,498)	(38,795)	26,574	(110,988)	(84,414)

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Fidelity® VIP High Income Service Class 2	1,923	(5,728)	(3,805)	3,973	(108,141)	(104,168)
Fidelity® VIP Index 500 Initial Class	36,588	(1,834,634)	(1,798,046)	389,155	(2,370,108)	(1,980,953)
Fidelity® VIP Index 500 Service Class 2	$157,114	$(95,058)	$62,056	$99,185	$(808,419)	$(709,234)
Fidelity® VIP Investment Grade Bond Initial Class	20,663	(286,953)	(266,290)	16,600	(331,285)	(314,685)
Fidelity® VIP Investment Grade Bond Service Class 2	204	(44,470)	(44,266)	16,894	(70,684)	(53,790)
Fidelity® VIP Mid Cap Initial Class	5,938	(309,005)	(303,067)	10,325	(201,973)	(191,648)
Fidelity® VIP Mid Cap Service Class 2	200,106	(786,112)	(586,006)	108,841	(1,085,496)	(976,655)
Fidelity® VIP Overseas Initial Class	405	(103,113)	(102,708)	21,507	(32,983)	(11,476)
Fidelity® VIP Value Strategies Service Class 2	193,875	(420,664)	(226,789)	24,877	(145,818)	(120,941)
Franklin Income Class 2 Shares	-	(13,516)	(13,516)	-	(2,041)	(2,041)
Franklin Mutual Shares Class 2 Shares	1,835	(341,510)	(339,675)	1,656	(460,878)	(459,222)
Franklin Rising Dividends Class 2 Shares	1,943	(189,151)	(187,208)	84,079	(113,268)	(29,189)
Franklin Small Cap Value Class 2 Shares	7,966	(54,412)	(46,446)	38,584	(150,031)	(111,447)
Franklin Small-Mid Cap Growth Class 2 Shares	20,970	(258,241)	(237,271)	64,340	(545,944)	(481,604)
Franklin Templeton Developing Markets Class 2 Shares	324	(24,171)	(23,847)	24,691	(32,697)	(8,006)
Franklin Templeton Foreign Class 2 Shares	919	(148,485)	(147,566)	12,360	(203,691)	(191,331)
Invesco V.I. American Franchise Series I Shares	-	(742,116)	(742,116)	-	(462,790)	(462,790)
Invesco V.I. American Franchise Series II Shares	66	(8,769)	(8,703)	190	(53,316)	(53,126)
Invesco V.I. American Value Series II Shares	9,264	(41,547)	(32,283)	212	(631,827)	(631,615)
Invesco V.I. Comstock Series II Shares	23,196	(132,502)	(109,306)	26,993	(160,478)	(133,485)
Invesco V.I. Core Equity Series II Shares	5,807	(116,030)	(110,223)	5,021	(51,265)	(46,244)
Invesco V.I. Discovery Large Cap Series I Shares	64,928	(1,161,808)	(1,096,880)	127,409	(1,828,685)	(1,701,276)
Invesco V.I. Discovery Large Cap Series II Shares	15,372	(63,338)	(47,966)	4,283	(112,031)	(107,748)
Invesco V.I. Discovery Mid Cap Growth Series II Shares	3,912	(51,851)	(47,939)	3,350	(22,424)	(19,074)
Invesco V.I. Equity and Income Series I Shares	3,071	(162,844)	(159,773)	1,065,544	(212,169)	853,375
Invesco V.I. Equity and Income Series II Shares	16,000	(343,841)	(327,841)	36,895	(273,608)	(236,713)
Invesco V.I. EQV International Equity Series I Shares	672	(10,869)	(10,197)	31,329	(65,179)	(33,850)

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Invesco V.I. EQV International Equity Series II Shares	-	(3,288)	(3,288)	-	(4,061)	(4,061)
Invesco V.I. Global Series I Shares	3,848	(587,973)	(584,125)	9,114	(173,414)	(164,300)
Invesco V.I. Global Series II Shares	295	(936)	(641)	317	(1,191)	(874)
Invesco V.I. Global Strategic Income Series I Shares	$9,262	$(67,608)	$(58,346)	$3,010	$(239,418)	$(236,408)
Invesco V.I. Global Strategic Income Series II Shares	6,433	(33,124)	(26,691)	4,125	(32,249)	(28,124)
Invesco V.I. Government Securities Series I Shares	454	(20,438)	(19,984)	538	(41,086)	(40,548)
Invesco V.I. Government Securities Series II Shares	1,437	(19,255)	(17,818)	2,277	(15,946)	(13,669)
Invesco V.I. Main Street Series I Shares	249,795	(569,981)	(320,186)	30,205	(564,800)	(534,595)
Invesco V.I. Main Street Series II Shares	3,980	(30,112)	(26,132)	49,284	(134,815)	(85,531)
Invesco V.I. Main Street Mid Cap Series II Shares	4,573	(23,723)	(19,150)	4,069	(18,913)	(14,844)
Invesco V.I. Main Street Small Cap Series II Shares	693	(5,194)	(4,501)	813	(7,292)	(6,479)
Janus Henderson - Balanced Service Shares	4,568	(177,690)	(173,122)	9,019	(412,730)	(403,711)
Janus Henderson - Enterprise Service Shares	-	(279,963)	(279,963)	-	(85,524)	(85,524)
Janus Henderson - Forty Service Shares	-	(9,321)	(9,321)	-	(41,282)	(41,282)
Janus Henderson - Global Research Service Shares	30,263	(145,452)	(115,189)	-	(88,467)	(88,467)
Janus Henderson - Mid Cap Value Service Shares	-	(1,347)	(1,347)	-	(1,428)	(1,428)
Janus Henderson - Overseas Service Shares	2,241	(146,580)	(144,339)	6,439	(151,899)	(145,460)
Janus Henderson - Research Service Shares	-	(135,426)	(135,426)	-	(121,318)	(121,318)
LVIP JPMorgan Core Bond Standard Shares	104,287	(350,146)	(245,859)	224,848	(466,595)	(241,747)
LVIP JPMorgan Mid Cap Value Standard Shares	35,979	(136,762)	(100,783)	76,277	(284,487)	(208,210)
LVIP JPMorgan U.S. Equity Standard Shares	50,217	(296,071)	(245,854)	122,407	(644,142)	(521,735)
MFS® Core Equity Initial Class	-	(2,309)	(2,309)	-	(2,475)	(2,475)
MFS® Growth Initial Class	54,986	(1,011,102)	(956,116)	82,993	(635,611)	(552,618)
MFS® Growth Service Class	-	(37,332)	(37,332)	-	(135,881)	(135,881)
MFS® Massachusetts Investors Growth Stock Initial Class	-	(7,103)	(7,103)	-	(5,258)	(5,258)
MFS® Massachusetts Investors Growth Stock Service Class	17,178	(119,500)	(102,322)	19,741	(166,640)	(146,899)
MFS® New Discovery Initial Class	5,037	(39,147)	(34,110)	11,419	(41,916)	(30,497)

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
MFS® New Discovery Service Class	61	(24,235)	(24,174)	186	(46,455)	(46,269)
MFS® Research Initial Class	6,173	(177,305)	(171,132)	5,808	(168,749)	(162,941)
MFS® Research Service Class	672	(134,706)	(134,034)	288	(71,275)	(70,987)
MFS® Total Return Initial Class	207	(637,356)	(637,149)	21,934	(751,558)	(729,624)
MFS® Total Return Service Class	$975	$(161,295)	$(160,320)	$46,289	$(546,525)	$(500,236)
MFS® Total Return Bond Initial Class	31	(9,629)	(9,598)	1,244	(16,028)	(14,784)
MFS® Total Return Bond Service Class	22,641	(118,694)	(96,053)	39,918	(78,158)	(38,240)
MFS® Utilities Initial Class	22,968	(694,175)	(671,207)	58,660	(479,686)	(421,026)
MFS® Utilities Service Class	1,286	(97,950)	(96,664)	53,945	(63,281)	(9,336)
Putnam VT Core Equity Class IB Shares	-	(1)	(1)	-	2	2
Putnam VT Diversified Income Class IB Shares	1,466	(22,552)	(21,086)	1,750	(10,097)	(8,347)
Putnam VT Focused International Equity Class IB Shares	3,528	(40,558)	(37,030)	1,802	(49,366)	(47,564)
Putnam VT George Putnam Balanced Class IB Shares	30	(46,877)	(46,847)	68	(23,412)	(23,344)
Putnam VT Global Health Care Class IB Shares	3,543	(69,263)	(65,720)	45,969	(32,911)	13,058
Putnam VT Government Money Market Class IB Shares	708,866	(203,965)	504,901	450,555	(298,801)	151,754
Putnam VT Income Class IB Shares	-	(3)	(3)	-	(8)	(8)
Putnam VT International Equity Class IB Shares	-	(7,488)	(7,488)	-	(15,394)	(15,394)
Putnam VT Large Cap Growth Class IB Shares	4,200	(51,620)	(47,420)	4,738	(281,846)	(277,108)
Putnam VT Large Cap Value Class IB Shares	17,381	(398,592)	(381,211)	52,378	(177,479)	(125,101)
Putnam VT Research Class IB Shares	-	(921)	(921)	-	(872)	(872)
Putnam VT Sustainable Leaders Class IB Shares	-	(9,291)	(9,291)	-	(863)	(863)
TA Aegon Bond Initial Class	689,565	(750,972)	(61,407)	217,053	(930,419)	(713,366)
TA Aegon Bond Service Class	174,963	(322,870)	(147,907)	92,346	(258,325)	(165,979)
TA Aegon Core Bond Initial Class	32,782	(121,623)	(88,841)	184,889	(214,189)	(29,300)
TA Aegon High Yield Bond Initial Class	200,491	(619,795)	(419,304)	53,497	(464,523)	(411,026)
TA Aegon High Yield Bond Service Class	2,071	(7,070)	(4,999)	6,034	(32,799)	(26,765)
TA Aegon Sustainable Equity Income Initial Class	288,055	(1,275,327)	(987,272)	71,919	(1,482,056)	(1,410,137)

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Aegon Sustainable Equity Income Service Class	92,104	(219,464)	(127,360)	82,662	(230,740)	(148,078)
TA Aegon U.S. Government Securities Initial Class	583,595	(388,501)	195,094	134,956	(348,800)	(213,844)
TA Aegon U.S. Government Securities Service Class	674,444	(951,485)	(277,041)	78,513	(961,621)	(883,108)
TA BlackRock Government Money Market Initial Class	931,101	(1,198,727)	(267,626)	1,713,442	(2,096,573)	(383,131)
TA BlackRock Government Money Market Service Class	224,219	(558,012)	(333,793)	731,157	(1,560,784)	(829,627)
TA BlackRock iShares Edge 40 Initial Class	$71,189	$(432,838)	$(361,649)	$29,175	$(143,261)	$(114,086)
TA BlackRock iShares Edge 40 Service Class	22,762	(29,272)	(6,510)	8,962	(103,476)	(94,514)
TA BlackRock Real Estate Securities Initial Class	3,107	(15,116)	(12,009)	5,765	(38,410)	(32,645)
TA BlackRock Real Estate Securities Service Class	19,203	(23,562)	(4,359)	16,098	(26,805)	(10,707)
TA International Focus Initial Class	82,656	(122,819)	(40,163)	16,425	(196,877)	(180,452)
TA International Focus Service Class	27,635	(12,245)	15,390	2,013	(42,188)	(40,175)
TA Janus Mid-Cap Growth Initial Class	105,933	(1,186,612)	(1,080,679)	138,517	(680,585)	(542,068)
TA Janus Mid-Cap Growth Service Class	2,474	(153,549)	(151,075)	2,254	(33,014)	(30,760)
TA JPMorgan Asset Allocation - Conservative Initial Class	953,848	(1,423,120)	(469,272)	142,210	(1,401,912)	(1,259,702)
TA JPMorgan Asset Allocation - Conservative Service Class	99,608	(1,782,608)	(1,683,000)	40,444	(2,313,474)	(2,273,030)
TA JPMorgan Asset Allocation - Moderate Initial Class	1,197,924	(1,852,749)	(654,825)	299,201	(2,244,471)	(1,945,270)
TA JPMorgan Asset Allocation - Moderate Service Class	280,582	(5,522,965)	(5,242,383)	1,281,935	(5,364,644)	(4,082,709)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	169,392	(2,708,448)	(2,539,056)	278,551	(2,488,740)	(2,210,189)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,282,763	(12,707,017)	(11,424,254)	2,984,752	(14,341,683)	(11,356,931)
TA JPMorgan Diversified Equity Allocation Initial Class	709,234	(1,719,591)	(1,010,357)	31,777	(607,853)	(576,076)
TA JPMorgan Diversified Equity Allocation Service Class	100,038	(1,959,189)	(1,859,151)	163,311	(845,473)	(682,162)
TA JPMorgan Enhanced Index Initial Class	721,005	(1,627,220)	(906,215)	6,933,134	(1,433,266)	5,499,868
TA JPMorgan Enhanced Index Service Class	7,858	(293,977)	(286,119)	-	(202,622)	(202,622)
TA JPMorgan International Moderate Growth Initial Class	12,511	(20,676)	(8,165)	474	(97,901)	(97,427)
TA JPMorgan International Moderate Growth Service Class	28,017	(776,807)	(748,790)	59,694	(778,630)	(718,936)

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA JPMorgan Tactical Allocation Initial Class	13,711	(83,431)	(69,720)	6,822	(46,019)	(39,197)
TA JPMorgan Tactical Allocation Service Class	11,304	(79,198)	(67,894)	22,170	(162,925)	(140,755)
TA Multi-Managed Balanced Initial Class	261,921	(885,720)	(623,799)	3,259	(380,812)	(377,553)
TA Multi-Managed Balanced Service Class	2,073	(2,295,648)	(2,293,575)	96,686	(4,114,445)	(4,017,759)
TA Small/Mid Cap Value Initial Class	4,271	(227,633)	(223,362)	8,551	(425,785)	(417,234)
TA T. Rowe Price Small Cap Initial Class	61,550	(220,644)	(159,094)	69,675	(675,125)	(605,450)
TA T. Rowe Price Small Cap Service Class	$1,580	$(55,823)	$(54,243)	$401	$(40,652)	$(40,251)
TA TSW International Equity Initial Class	23,330	(127,857)	(104,527)	45,146	(179,482)	(134,336)
TA TSW International Equity Service Class	11,080	(84,886)	(73,806)	6,940	(101,295)	(94,355)
TA TSW Mid Cap Value Opportunities Initial Class	29,545	(111,100)	(81,555)	99,155	(338,462)	(239,307)
TA WMC US Growth Initial Class	448,385	(6,963,796)	(6,515,411)	388,332	(5,225,390)	(4,837,058)
TA WMC US Growth Service Class	131,904	(1,234,710)	(1,102,806)	108,987	(1,414,364)	(1,305,377)

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
AB Large Cap Growth Class B Shares
12/31/2025	605,219	$9.09	to	$32.33	$ 2,896,068	-%	0.85%	to	2.95%	11.90%	to	9.62%
12/31/2024	652,827	8.12	to	29.49	2,813,989	-	0.85	to	2.95	23.89	to	21.35
12/31/2023	755,403	6.55	to	24.30	2,656,726	-	0.85	to	2.95	33.66	to	30.94
12/31/2022	803,298	4.90	to	18.56	2,132,627	-	0.85	to	2.95	(29.29)	to	(30.73)
12/31/2021	853,726	6.94	to	26.79	3,263,647	-	0.85	to	2.95	27.57	to	24.97
AB Relative Value Class B Shares
12/31/2025	543,690	4.62	to	3.79	2,040,489	0.88	0.85	to	2.95	9.27	to	7.04
12/31/2024	591,485	4.23	to	3.54	2,031,330	1.13	0.85	to	2.95	11.81	to	9.52
12/31/2023	668,414	3.78	to	3.23	2,067,196	1.41	0.85	to	2.95	10.78	to	8.53
12/31/2022	776,247	3.41	to	2.98	2,158,785	1.08	0.85	to	2.95	(5.22)	to	(7.15)
12/31/2021	860,559	3.60	to	3.21	2,506,746	0.69	0.85	to	2.95	26.76	to	24.18
AB Sustainable Global Thematic Growth Class B Shares
12/31/2025	424,596	4.14	to	20.27	743,142	-	1.05	to	2.65	4.92	to	3.29
12/31/2024	446,398	3.95	to	19.62	741,426	-	1.05	to	2.65	4.85	to	3.21
12/31/2023	493,958	3.77	to	19.01	788,692	0.03	1.05	to	2.65	14.50	to	12.72
12/31/2022	513,388	3.29	to	16.86	724,909	-	1.05	to	2.65	(27.92)	to	(29.05)
12/31/2021	594,713	4.56	to	23.77	1,135,084	-	1.05	to	2.65	21.30	to	19.41
Allspring VT Discovery All Cap Growth Class 1 Shares
12/31/2025	180,335	7.04	to	4.00	1,355,747	-	1.25	to	2.50	14.10	to	12.71
12/31/2024	189,253	6.17	to	3.55	1,238,235	-	1.25	to	2.50	19.80	to	18.33
12/31/2023	211,450	5.15	to	3.00	1,153,057	-	1.25	to	2.50	31.85	to	30.25
12/31/2022	229,861	3.91	to	2.30	945,784	-	1.25	to	2.50	(37.82)	to	(38.58)
12/31/2021	268,199	6.29	to	3.75	1,750,141	-	1.25	to	2.50	13.85	to	12.46
Allspring VT Discovery All Cap Growth Class 2 Shares
12/31/2025	20,888	10.07	to	28.05	192,208	-	1.05	to	2.50	14.07	to	12.46
12/31/2024	21,546	8.83	to	24.95	174,507	-	1.05	to	2.50	19.74	to	18.03
12/31/2023	29,899	7.37	to	21.13	202,783	-	1.05	to	2.50	31.79	to	29.93
12/31/2022	32,634	5.59	to	16.27	168,817	-	1.05	to	2.50	(37.85)	to	(38.73)
12/31/2021	41,559	9.00	to	26.55	346,827	-	1.05	to	2.50	13.78	to	12.17
Allspring VT Opportunity Class 1 Shares
12/31/2025	367,406	4.52	to	3.79	1,601,089	0.30	1.25	to	2.50	5.68	to	4.40
12/31/2024	373,681	4.28	to	3.63	1,547,739	0.27	1.25	to	2.50	13.91	to	12.52
12/31/2023	403,660	3.75	to	3.23	1,470,104	-	1.25	to	2.50	25.27	to	23.75
12/31/2022	449,435	3.00	to	2.61	1,310,221	-	1.25	to	2.50	(21.59)	to	(22.54)
12/31/2021	491,012	3.82	to	3.37	1,830,364	0.25	1.25	to	2.50	23.52	to	22.02
Allspring VT Opportunity Class 2 Shares
12/31/2025	15,232	4.48	to	21.45	64,092	0.05	1.05	to	2.50	5.60	to	4.11
12/31/2024	16,226	4.24	to	20.61	64,997	0.05	1.05	to	2.50	13.85	to	12.23
12/31/2023	24,318	3.73	to	18.36	85,865	-	1.05	to	2.50	25.19	to	23.42
12/31/2022	33,129	2.98	to	14.88	94,309	-	1.05	to	2.50	(21.63)	to	(22.74)
12/31/2021	36,202	3.80	to	19.26	132,082	0.04	1.05	to	2.50	23.48	to	21.74
Allspring VT Small Cap Growth Class 1 Shares
12/31/2025	206,508	4.19	to	2.64	797,764	-	1.25	to	2.50	8.20	to	6.88
12/31/2024	208,750	3.87	to	2.47	756,567	-	1.25	to	2.50	17.59	to	16.15
12/31/2023	231,134	3.29	to	2.13	711,673	-	1.25	to	2.50	3.07	to	1.82
12/31/2022	409,118	3.19	to	2.09	1,237,821	-	1.25	to	2.50	(35.11)	to	(35.90)
12/31/2021	468,202	4.92	to	3.26	2,186,457	-	1.25	to	2.50	6.60	to	5.30

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Allspring VT Small Cap Growth Class 2 Shares
12/31/2025	23,899	$3.99	to	$18.90	$ 92,063	-%	1.05%	to	2.50%	8.12%	to	6.59%
12/31/2024	24,847	3.69	to	17.73	88,781	-	1.05	to	2.50	17.46	to	15.79
12/31/2023	33,311	3.14	to	15.31	101,202	-	1.05	to	2.50	3.03	to	1.57
12/31/2022	34,631	3.05	to	15.08	102,402	-	1.05	to	2.50	(35.10)	to	(36.02)
12/31/2021	36,379	4.69	to	23.57	166,191	-	1.05	to	2.50	6.52	to	5.01
BNY Mellon Small Cap Initial Shares
12/31/2025	390,568	3.14	to	14.07	1,227,337	0.67	1.40	to	2.65	9.45	to	8.12
12/31/2024	451,918	2.87	to	13.02	1,299,126	0.68	1.40	to	2.65	3.16	to	1.90
12/31/2023	461,149	2.78	to	12.77	1,285,220	0.34	1.40	to	2.65	7.78	to	6.47
12/31/2022	493,145	2.58	to	12.00	1,275,298	-	1.40	to	2.65	(17.77)	to	(18.77)
12/31/2021	532,421	3.14	to	14.77	1,674,329	0.11	1.40	to	2.65	14.85	to	13.46
BNY Mellon Stock Index Initial Shares
12/31/2025	246,280	7.36	to	5.99	1,767,998	1.01	1.25	to	2.50	16.08	to	14.67
12/31/2024	296,093	6.34	to	5.22	1,836,594	1.15	1.25	to	2.50	23.11	to	21.61
12/31/2023	359,005	5.15	to	4.30	1,808,774	1.43	1.25	to	2.50	24.38	to	22.87
12/31/2022	370,487	4.14	to	3.50	1,501,151	1.33	1.25	to	2.50	(19.32)	to	(20.31)
12/31/2021	397,057	5.13	to	4.39	1,994,787	1.13	1.25	to	2.50	26.83	to	25.28
BNY Mellon Stock Index Service Shares
12/31/2025	6,023	6.52	to	4.84	29,154	0.77	1.25	to	2.50	15.79	to	14.38
12/31/2024	6,509	5.63	to	4.23	27,547	0.90	1.25	to	2.50	22.80	to	21.30
12/31/2023	6,513	4.58	to	3.49	22,726	1.15	1.25	to	2.50	24.06	to	22.55
12/31/2022	7,193	3.69	to	2.85	20,479	1.10	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2021	6,286	4.59	to	3.58	22,515	0.81	1.25	to	2.50	26.54	to	24.99
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2025	73,506	3.32	to	25.22	243,927	0.25	1.40	to	2.65	14.37	to	12.98
12/31/2024	74,033	2.90	to	22.32	214,806	0.53	1.40	to	2.65	23.16	to	21.65
12/31/2023	95,675	2.36	to	18.35	225,405	0.73	1.40	to	2.65	22.12	to	20.64
12/31/2022	99,304	1.93	to	15.21	191,582	0.52	1.40	to	2.65	(23.94)	to	(24.86)
12/31/2021	90,555	2.54	to	20.24	229,679	0.76	1.40	to	2.65	25.24	to	23.72
BNY Mellon VIF Appreciation Initial Shares
12/31/2025	293,330	6.37	to	24.47	1,868,696	0.36	1.40	to	2.65	8.55	to	7.23
12/31/2024	346,755	5.87	to	22.82	2,034,979	0.42	1.40	to	2.65	11.24	to	9.88
12/31/2023	405,541	5.28	to	20.77	2,139,486	0.71	1.40	to	2.65	19.30	to	17.86
12/31/2022	433,645	4.42	to	17.62	1,917,574	0.66	1.40	to	2.65	(19.19)	to	(20.18)
12/31/2021	475,862	5.47	to	22.07	2,604,111	0.44	1.40	to	2.65	25.38	to	23.85
BNY Mellon VIF Government Money Market
12/31/2025	594,646	1.18	to	0.76	677,274	3.86	1.25	to	2.50	2.65	to	1.39
12/31/2024	537,158	1.15	to	0.75	598,500	4.68	1.25	to	2.50	3.46	to	2.20
12/31/2023	689,481	1.12	to	0.73	746,426	4.50	1.25	to	2.50	3.31	to	2.05
12/31/2022	784,593	1.08	to	0.72	824,876	1.23	1.25	to	2.50	0.02	to	(1.20)
12/31/2021	849,145	1.08	to	0.73	893,513	0.01	1.25	to	2.50	(1.23)	to	(2.43)
BNY Mellon VIF Growth and Income Initial Shares
12/31/2025	168,758	6.52	to	27.82	1,099,918	0.43	1.40	to	2.65	15.22	to	13.82
12/31/2024	242,144	5.66	to	24.44	1,369,726	0.55	1.40	to	2.65	21.02	to	19.54
12/31/2023	224,999	4.67	to	20.45	1,051,659	0.66	1.40	to	2.65	24.94	to	23.43
12/31/2022	232,577	3.74	to	16.56	870,067	0.79	1.40	to	2.65	(15.99)	to	(17.01)
12/31/2021	250,827	4.45	to	19.96	1,116,956	0.47	1.40	to	2.65	23.90	to	22.39
Columbia - Acorn
12/31/2025	207,831	6.29	to	15.88	922,240	-	1.05	to	2.50	3.38	to	1.92
12/31/2024	236,258	6.08	to	15.59	1,019,379	-	1.05	to	2.50	12.99	to	11.38
12/31/2023	261,132	5.38	to	13.99	996,623	-	1.05	to	2.50	20.47	to	18.78
12/31/2022	344,887	4.47	to	11.78	1,090,331	-	1.05	to	2.50	(34.15)	to	(35.09)
12/31/2021	364,302	6.78	to	18.15	1,753,789	0.70	1.05	to	2.50	7.77	to	6.24

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Columbia - Dividend Opportunity Class 1 Shares
12/31/2025	266,143	$3.13	to	$18.93	$ 846,286	-%	1.05%	to	2.50%	14.63%	to	13.01%
12/31/2024	285,994	2.73	to	16.75	797,259	-	1.05	to	2.50	14.21	to	12.59
12/31/2023	323,782	2.39	to	14.88	790,279	-	1.05	to	2.50	4.00	to	2.53
12/31/2022	345,561	2.30	to	14.51	816,353	-	1.05	to	2.50	(2.14)	to	(3.52)
12/31/2021	364,669	2.35	to	15.04	892,198	-	1.05	to	2.50	24.85	to	23.09
Columbia - Income Opportunity Class 1 Shares
12/31/2025	696,360	1.55	to	1.30	1,033,724	2.01	1.05	to	2.50	7.65	to	6.13
12/31/2024	726,583	1.44	to	1.22	1,005,222	5.44	1.05	to	2.50	4.80	to	3.31
12/31/2023	865,367	1.38	to	1.18	1,148,887	5.16	1.05	to	2.50	10.40	to	8.85
12/31/2022	898,151	1.25	to	1.09	1,084,860	5.35	1.05	to	2.50	(10.95)	to	(12.20)
12/31/2021	958,319	1.40	to	1.24	1,303,953	9.15	1.05	to	2.50	3.41	to	1.95
Columbia - Large Cap Growth Class 1 Shares
12/31/2025	1,189,284	4.11	to	3.58	4,708,258	-	1.05	to	2.50	14.93	to	13.31
12/31/2024	1,248,876	3.58	to	3.16	4,317,736	-	1.05	to	2.50	29.96	to	28.11
12/31/2023	1,458,038	2.75	to	2.47	3,896,627	-	1.05	to	2.50	41.68	to	39.69
12/31/2022	1,614,269	1.94	to	1.77	3,057,565	-	1.05	to	2.50	(32.10)	to	(33.06)
12/31/2021	1,659,549	2.86	to	2.64	4,648,354	-	1.05	to	2.50	27.39	to	25.59
Columbia - Overseas Core Class 2 Shares
12/31/2025	848,064	1.92	to	1.67	1,565,850	1.72	1.05	to	2.50	36.43	to	34.50
12/31/2024	896,483	1.41	to	1.24	1,217,492	4.17	1.05	to	2.50	2.16	to	0.71
12/31/2023	933,025	1.38	to	1.24	1,244,861	1.70	1.05	to	2.50	14.13	to	12.52
12/31/2022	1,011,551	1.21	to	1.10	1,187,323	0.77	1.05	to	2.50	(15.79)	to	(16.97)
12/31/2021	1,037,491	1.43	to	1.32	1,460,494	1.10	1.05	to	2.50	8.60	to	7.07
Columbia - Select Mid Cap Growth Class 1 Shares
12/31/2025	363,728	3.79	to	3.17	1,315,269	-	1.05	to	2.50	13.94	to	12.33
12/31/2024	377,179	3.33	to	2.82	1,201,337	-	1.05	to	2.50	22.39	to	20.65
12/31/2023	428,743	2.72	to	2.34	1,118,978	-	1.05	to	2.50	23.94	to	22.20
12/31/2022	453,707	2.19	to	1.91	958,786	-	1.05	to	2.50	(31.55)	to	(32.52)
12/31/2021	470,769	3.21	to	2.83	1,458,449	-	1.05	to	2.50	15.36	to	13.73
Columbia - Select Mid Cap Value Class 1 Shares
12/31/2025	38,822	3.38	to	18.63	137,667	-	1.05	to	2.50	13.00	to	11.40
12/31/2024	61,419	2.99	to	16.73	187,202	-	1.05	to	2.50	11.37	to	9.78
12/31/2023	76,674	2.68	to	15.24	209,417	-	1.05	to	2.50	9.16	to	7.62
12/31/2022	77,928	2.46	to	14.16	196,886	-	1.05	to	2.50	(10.38)	to	(11.64)
12/31/2021	93,830	2.74	to	16.02	272,455	-	1.05	to	2.50	30.95	to	29.10
Columbia - Small Cap Value Class 1 Shares
12/31/2025	145,202	7.71	to	2.15	810,812	1.21	1.05	to	2.50	13.80	to	12.19
12/31/2024	162,869	6.78	to	1.92	802,054	0.75	1.05	to	2.50	7.73	to	6.20
12/31/2023	181,410	6.29	to	1.80	825,906	0.76	1.05	to	2.50	20.68	to	18.98
12/31/2022	208,127	5.21	to	1.52	783,539	0.74	1.05	to	2.50	(9.64)	to	(10.92)
12/31/2021	234,137	5.77	to	1.70	971,018	0.67	1.05	to	2.50	27.85	to	26.04
Columbia - Small Company Growth Class 1 Shares
12/31/2025	4,186	5.08	to	28.94	27,103	-	1.05	to	2.50	20.42	to	18.72
12/31/2024	4,709	4.22	to	24.37	25,296	2.30	1.05	to	2.50	22.82	to	21.07
12/31/2023	5,265	3.44	to	20.13	23,046	-	1.05	to	2.50	25.32	to	23.55
12/31/2022	5,904	2.74	to	16.29	20,616	-	1.05	to	2.50	(36.43)	to	(37.33)
12/31/2021	6,640	4.31	to	26.00	38,281	-	1.05	to	2.50	(3.91)	to	(5.27)
Columbia - Strategic Income Class 1 Shares
12/31/2025	224,373	2.51	to	11.13	503,696	4.53	1.05	to	2.50	6.21	to	4.70
12/31/2024	251,308	2.36	to	10.63	535,129	4.55	1.05	to	2.50	3.61	to	2.13
12/31/2023	262,678	2.28	to	10.41	542,053	3.53	1.05	to	2.50	8.54	to	7.01
12/31/2022	274,217	2.10	to	9.72	522,656	2.90	1.05	to	2.50	(12.29)	to	(13.53)
12/31/2021	330,561	2.39	to	11.25	731,576	5.44	1.05	to	2.50	1.03	to	(0.40)

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
CTIVP® - Principal Large Cap Growth Class 1 Shares
12/31/2025	1,118,568	$3.55	to	$3.09	$ 3,858,894	-%	1.05%	to	2.50%	12.59%	to	11.00%
12/31/2024	1,186,567	3.15	to	2.79	3,645,527	-	1.05	to	2.50	20.15	to	18.44
12/31/2023	1,292,445	2.62	to	2.35	3,313,989	-	1.05	to	2.50	38.09	to	36.15
12/31/2022	1,364,830	1.90	to	1.73	2,541,607	-	1.05	to	2.50	(28.75)	to	(29.76)
12/31/2021	1,460,926	2.67	to	2.46	3,828,722	-	1.05	to	2.50	17.34	to	15.68
Davis Equity
12/31/2025	652,391	6.58	to	4.08	3,104,903	1.05	1.05	to	2.50	25.92	to	24.14
12/31/2024	696,850	5.23	to	3.28	2,643,062	1.07	1.05	to	2.50	16.82	to	15.16
12/31/2023	854,400	4.48	to	2.85	2,796,569	1.33	1.05	to	2.50	31.26	to	29.41
12/31/2022	1,050,834	3.41	to	2.20	2,656,898	1.21	1.05	to	2.50	(20.96)	to	(22.08)
12/31/2021	1,165,845	4.31	to	2.83	3,746,669	0.57	1.05	to	2.50	16.63	to	14.98
Federated Hermes Government Money II Service Shares
12/31/2025	2,090,941	1.10	to	9.38	2,121,859	3.68	1.05	to	2.65	2.66	to	1.06
12/31/2024	2,266,767	1.07	to	9.28	2,248,503	4.58	1.05	to	2.65	3.58	to	1.96
12/31/2023	2,485,803	1.03	to	9.10	2,388,332	4.42	1.05	to	2.65	3.44	to	1.83
12/31/2022	3,287,841	1.00	to	8.94	3,053,007	1.12	1.05	to	2.65	0.11	to	(1.45)
12/31/2021	3,621,544	1.00	to	9.07	3,370,633	-	1.05	to	2.65	(1.04)	to	(2.58)
Federated Hermes High Income Bond II Primary Shares
12/31/2025	442,115	3.29	to	11.90	1,373,584	6.10	1.05	to	2.65	7.10	to	5.44
12/31/2024	520,071	3.07	to	11.28	1,501,798	5.58	1.05	to	2.65	5.16	to	3.51
12/31/2023	573,437	2.92	to	10.90	1,580,801	5.86	1.05	to	2.65	11.55	to	9.81
12/31/2022	633,339	2.62	to	9.93	1,570,874	5.37	1.05	to	2.65	(12.69)	to	(14.05)
12/31/2021	651,983	3.00	to	11.55	1,857,360	4.97	1.05	to	2.65	3.76	to	2.14
Federated Hermes Kaufmann II Primary Shares
12/31/2025	242,580	7.14	to	3.57	1,484,128	-	1.05	to	2.50	10.36	to	8.80
12/31/2024	263,993	6.47	to	3.28	1,469,750	0.82	1.05	to	2.50	15.83	to	14.18
12/31/2023	303,755	5.59	to	2.88	1,473,569	-	1.05	to	2.50	14.04	to	12.43
12/31/2022	321,466	4.90	to	2.56	1,370,323	-	1.05	to	2.50	(30.82)	to	(31.80)
12/31/2021	356,018	7.08	to	3.75	2,206,386	-	1.05	to	2.50	1.44	to	0.01
Federated Hermes Kaufmann II Service Shares
12/31/2025	190,334	4.95	to	18.94	906,234	-	1.05	to	2.50	10.11	to	8.55
12/31/2024	219,241	4.50	to	17.44	950,162	0.66	1.05	to	2.50	15.56	to	13.91
12/31/2023	257,104	3.89	to	15.31	964,856	-	1.05	to	2.50	13.67	to	12.07
12/31/2022	363,781	3.43	to	13.66	1,203,603	-	1.05	to	2.50	(30.98)	to	(31.96)
12/31/2021	380,725	4.96	to	20.08	1,827,772	-	1.05	to	2.50	1.20	to	(0.23)
Federated Hermes Managed Volatility II Primary Shares
12/31/2025	254,795	2.52	to	14.14	653,216	2.86	1.05	to	2.65	5.92	to	4.27
12/31/2024	265,979	2.38	to	13.56	646,969	2.25	1.05	to	2.65	14.35	to	12.56
12/31/2023	323,306	2.08	to	12.05	692,707	1.91	1.05	to	2.65	7.56	to	5.88
12/31/2022	342,609	1.93	to	11.38	680,126	1.87	1.05	to	2.65	(14.65)	to	(15.98)
12/31/2021	354,525	2.26	to	13.54	826,804	1.79	1.05	to	2.65	17.28	to	15.45
Federated Hermes Managed Volatility II Service Shares
12/31/2025	191,405	1.40	to	12.59	264,444	2.61	1.05	to	2.50	5.62	to	4.13
12/31/2024	212,186	1.32	to	12.10	278,054	1.93	1.05	to	2.50	14.20	to	12.58
12/31/2023	236,394	1.16	to	10.74	271,735	1.59	1.05	to	2.50	7.21	to	5.70
12/31/2022	274,187	1.08	to	10.17	294,392	-	1.05	to	2.50	(14.89)	to	(16.09)
12/31/2021	304,573	1.27	to	12.11	384,868	1.57	1.05	to	2.50	17.03	to	15.37
Federated Hermes Quality Bond II Primary Shares
12/31/2025	53,100	1.77	to	10.33	94,392	3.35	1.05	to	2.50	5.97	to	4.47
12/31/2024	55,793	1.67	to	9.89	93,955	2.97	1.05	to	2.50	2.80	to	1.34
12/31/2023	57,922	1.62	to	9.76	95,228	2.63	1.05	to	2.50	5.04	to	3.55
12/31/2022	59,349	1.54	to	9.43	93,215	2.83	1.05	to	2.50	(10.22)	to	(11.48)
12/31/2021	95,476	1.72	to	10.65	166,733	2.61	1.05	to	2.50	(2.42)	to	(3.80)

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Fidelity® VIP Asset Manager 50% Initial Class
12/31/2025	201,554	$3.06	to	$1.50	$ 790,981	2.49%	1.15%	to	3.85%	13.68%	to	10.72%
12/31/2024	213,277	2.69	to	1.35	733,657	2.31	1.15	to	3.85	7.26	to	4.45
12/31/2023	261,096	2.51	to	1.30	841,818	2.18	1.15	to	3.85	11.66	to	8.77
12/31/2022	319,012	2.25	to	1.19	924,565	2.10	1.15	to	3.85	(15.90)	to	(18.09)
12/31/2021	337,969	2.67	to	1.46	1,171,414	1.54	1.15	to	3.85	8.67	to	5.84
Fidelity® VIP Asset Manager 70% Initial Class
12/31/2025	59,461	3.20	to	1.55	266,694	1.44	1.15	to	3.85	16.90	to	13.86
12/31/2024	92,445	2.74	to	1.37	355,428	1.54	1.15	to	3.85	9.54	to	6.68
12/31/2023	129,678	2.50	to	1.28	455,607	1.73	1.15	to	3.85	15.05	to	12.07
12/31/2022	145,555	2.17	to	1.14	445,515	1.83	1.15	to	3.85	(17.82)	to	(19.96)
12/31/2021	149,185	2.64	to	1.43	556,420	1.35	1.15	to	3.85	12.67	to	9.74
Fidelity® VIP Balanced Initial Class
12/31/2025	388,175	4.72	to	2.41	2,366,181	1.71	1.15	to	3.85	13.90	to	10.94
12/31/2024	427,469	4.14	to	2.17	2,291,535	1.83	1.15	to	3.85	14.60	to	11.60
12/31/2023	450,089	3.61	to	1.95	2,109,889	1.64	1.15	to	3.85	20.15	to	17.04
12/31/2022	544,302	3.01	to	1.66	2,126,544	1.22	1.15	to	3.85	(18.87)	to	(20.98)
12/31/2021	634,822	3.71	to	2.11	3,057,938	0.90	1.15	to	3.85	16.92	to	13.88
Fidelity® VIP Balanced Service Class 2
12/31/2025	85,267	4.88	to	3.62	448,072	1.65	1.25	to	2.50	13.54	to	12.15
12/31/2024	80,379	4.30	to	3.23	300,860	1.70	1.25	to	2.50	14.19	to	12.79
12/31/2023	88,824	3.76	to	2.86	290,938	1.51	1.25	to	2.50	19.74	to	18.29
12/31/2022	116,123	3.14	to	2.42	316,845	1.04	1.25	to	2.50	(19.20)	to	(20.18)
12/31/2021	120,245	3.89	to	3.03	406,677	0.68	1.25	to	2.50	16.54	to	15.11
Fidelity® VIP Contrafund® Initial Class
12/31/2025	732,633	9.76	to	4.77	11,234,488	0.14	1.15	to	3.85	20.10	to	16.98
12/31/2024	795,067	8.13	to	4.08	10,183,844	0.19	1.15	to	3.85	32.26	to	28.81
12/31/2023	884,013	6.15	to	3.17	8,566,992	0.49	1.15	to	3.85	31.94	to	28.52
12/31/2022	981,297	4.66	to	2.46	7,222,451	0.49	1.15	to	3.85	(27.15)	to	(29.04)
12/31/2021	1,114,031	6.40	to	3.47	11,244,241	0.06	1.15	to	3.85	26.38	to	23.10
Fidelity® VIP Contrafund® Service Class 2
12/31/2025	1,398,097	9.01	to	4.79	9,717,254	-	0.85	to	2.95	20.17	to	17.72
12/31/2024	1,954,247	7.50	to	4.07	11,566,652	0.03	0.85	to	2.95	32.32	to	29.61
12/31/2023	1,977,082	5.67	to	3.14	8,839,127	0.26	0.85	to	2.95	32.00	to	29.32
12/31/2022	2,046,414	4.29	to	2.43	7,009,316	0.26	0.85	to	2.95	(27.11)	to	(28.59)
12/31/2021	2,266,767	5.89	to	3.40	10,713,245	0.03	0.85	to	2.95	26.44	to	23.86
Fidelity® VIP Equity-Income Initial Class
12/31/2025	579,537	4.76	to	2.47	3,898,145	1.82	1.15	to	3.85	17.67	to	14.61
12/31/2024	612,723	4.05	to	2.15	3,507,953	1.76	1.15	to	3.85	14.03	to	11.05
12/31/2023	664,959	3.55	to	1.94	3,344,616	1.89	1.15	to	3.85	9.39	to	6.56
12/31/2022	717,168	3.24	to	1.82	3,305,286	1.80	1.15	to	3.85	(6.04)	to	(8.47)
12/31/2021	813,250	3.45	to	1.99	4,020,258	1.86	1.15	to	3.85	23.47	to	20.27
Fidelity® VIP Equity-Income Service Class 2
12/31/2025	1,376,531	4.59	to	3.15	5,896,833	1.63	0.85	to	2.95	17.75	to	15.35
12/31/2024	1,490,970	3.90	to	2.73	5,458,089	1.54	0.85	to	2.95	14.08	to	11.74
12/31/2023	1,750,727	3.41	to	2.44	5,655,911	1.71	0.85	to	2.95	9.45	to	7.22
12/31/2022	1,900,631	3.12	to	2.28	5,650,072	1.69	0.85	to	2.95	(6.04)	to	(7.96)
12/31/2021	2,068,225	3.32	to	2.48	6,579,146	1.62	0.85	to	2.95	23.56	to	21.04
Fidelity® VIP Government Money Market Initial Class
12/31/2025	384,434	1.27	to	0.63	513,871	4.07	1.15	to	3.85	2.95	to	0.27
12/31/2024	486,710	1.23	to	0.63	632,513	5.00	1.15	to	3.85	3.90	to	1.19
12/31/2023	547,969	1.19	to	0.62	688,437	4.78	1.15	to	3.85	3.70	to	1.02
12/31/2022	646,362	1.15	to	0.61	785,000	1.60	1.15	to	3.85	0.29	to	(2.31)
12/31/2021	389,779	1.14	to	0.63	470,246	0.01	1.15	to	3.85	(1.13)	to	(3.70)

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Fidelity® VIP Government Money Market Service Class 2
12/31/2025	155,374	$1.12	to	$0.88	$ 168,902	3.81%	1.25%	to	2.50%	2.58%	to	1.33%
12/31/2024	173,509	1.09	to	0.86	184,168	4.74	1.25	to	2.50	3.54	to	2.27
12/31/2023	192,704	1.05	to	0.84	197,920	4.54	1.25	to	2.50	3.35	to	2.09
12/31/2022	211,188	1.02	to	0.83	210,246	1.23	1.25	to	2.50	0.02	to	(1.20)
12/31/2021	232,271	1.02	to	0.84	231,154	0.01	1.25	to	2.50	(1.23)	to	(2.43)
Fidelity® VIP Growth Initial Class
12/31/2025	639,457	7.49	to	3.44	8,070,048	0.29	1.15	to	3.85	13.59	to	10.64
12/31/2024	692,723	6.59	to	3.11	7,708,335	-	1.15	to	3.85	28.90	to	25.53
12/31/2023	767,929	5.11	to	2.48	6,652,419	0.13	1.15	to	3.85	34.69	to	31.20
12/31/2022	860,701	3.80	to	1.89	5,551,816	0.62	1.15	to	3.85	(25.31)	to	(27.25)
12/31/2021	1,012,162	5.08	to	2.60	8,722,736	-	1.15	to	3.85	21.81	to	18.65
Fidelity® VIP Growth Service Class 2
12/31/2025	428,195	9.33	to	36.78	2,615,785	0.05	0.85	to	2.95	13.64	to	11.33
12/31/2024	572,025	8.21	to	33.04	3,044,073	-	0.85	to	2.95	28.97	to	26.33
12/31/2023	649,307	6.37	to	26.16	2,728,272	-	0.85	to	2.95	34.75	to	32.01
12/31/2022	699,165	4.73	to	19.81	2,201,483	0.35	0.85	to	2.95	(25.28)	to	(26.80)
12/31/2021	730,905	6.33	to	27.07	3,106,013	-	0.85	to	2.95	21.87	to	19.38
Fidelity® VIP Growth & Income Initial Class
12/31/2025	396,624	5.53	to	2.74	3,254,425	1.54	1.15	to	3.85	20.12	to	17.00
12/31/2024	433,856	4.61	to	2.34	2,974,530	1.42	1.15	to	3.85	20.82	to	17.66
12/31/2023	493,135	3.81	to	1.99	2,800,685	1.58	1.15	to	3.85	17.37	to	14.33
12/31/2022	574,476	3.25	to	1.74	2,791,123	1.55	1.15	to	3.85	(6.03)	to	(8.47)
12/31/2021	662,390	3.46	to	1.90	3,461,118	2.38	1.15	to	3.85	24.52	to	21.28
Fidelity® VIP Growth & Income Service Class 2
12/31/2025	87,597	5.92	to	4.40	428,031	1.28	1.25	to	2.50	19.72	to	18.26
12/31/2024	108,014	4.94	to	3.72	442,478	1.27	1.25	to	2.50	20.45	to	18.97
12/31/2023	113,004	4.10	to	3.12	384,533	1.53	1.25	to	2.50	16.91	to	15.49
12/31/2022	111,851	3.51	to	2.71	325,098	1.51	1.25	to	2.50	(6.34)	to	(7.48)
12/31/2021	109,674	3.75	to	2.92	341,097	2.19	1.25	to	2.50	24.09	to	22.58
Fidelity® VIP Growth Opportunities Initial Class
12/31/2025	344,799	8.23	to	4.19	4,117,600	-	1.15	to	3.85	20.56	to	17.43
12/31/2024	376,752	6.83	to	3.57	3,738,556	-	1.15	to	3.85	37.30	to	33.72
12/31/2023	404,787	4.97	to	2.67	2,935,727	-	1.15	to	3.85	44.00	to	40.27
12/31/2022	443,458	3.45	to	1.90	2,240,256	-	1.15	to	3.85	(38.85)	to	(40.44)
12/31/2021	487,969	5.65	to	3.20	4,035,230	-	1.15	to	3.85	10.67	to	7.79
Fidelity® VIP Growth Opportunities Service Class
12/31/2025	196,505	12.02	to	12.89	2,257,670	-	1.25	to	2.50	20.31	to	18.85
12/31/2024	215,109	9.99	to	10.85	2,056,050	-	1.25	to	2.50	37.04	to	35.36
12/31/2023	257,194	7.29	to	8.01	1,792,181	-	1.25	to	2.50	43.72	to	41.98
12/31/2022	294,454	5.07	to	5.64	1,433,446	-	1.25	to	2.50	(38.98)	to	(39.72)
12/31/2021	332,185	8.31	to	9.36	2,660,973	-	1.25	to	2.50	10.45	to	9.10
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2025	125,465	13.82	to	45.74	1,122,455	-	1.05	to	2.95	20.37	to	18.15
12/31/2024	128,955	11.48	to	38.71	969,848	-	1.05	to	2.95	37.11	to	34.57
12/31/2023	130,990	8.37	to	28.77	725,306	-	1.05	to	2.95	43.80	to	41.16
12/31/2022	135,610	5.82	to	20.38	531,929	-	1.05	to	2.95	(38.96)	to	(40.08)
12/31/2021	135,133	9.54	to	34.02	872,431	-	1.05	to	2.95	10.51	to	8.47
Fidelity® VIP High Income Initial Class
12/31/2025	268,069	2.24	to	1.16	674,347	6.26	1.15	to	3.85	9.11	to	6.27
12/31/2024	298,498	2.05	to	1.10	688,653	5.91	1.15	to	3.85	7.73	to	4.91
12/31/2023	334,159	1.91	to	1.04	716,695	5.22	1.15	to	3.85	9.22	to	6.39
12/31/2022	402,846	1.74	to	0.98	792,472	4.87	1.15	to	3.85	(12.38)	to	(14.66)
12/31/2021	441,389	1.99	to	1.15	991,863	5.33	1.15	to	3.85	3.22	to	0.54

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Fidelity® VIP High Income Service Class
12/31/2025	177,877	$2.50	to	$1.26	$ 481,143	6.29%	1.25%	to	2.50%	8.96%	to	7.63%
12/31/2024	191,561	2.29	to	1.17	479,700	5.47	1.25	to	2.50	7.37	to	6.06
12/31/2023	224,575	2.13	to	1.11	530,126	5.50	1.25	to	2.50	9.14	to	7.82
12/31/2022	253,903	1.96	to	1.03	546,603	4.95	1.25	to	2.50	(12.65)	to	(13.71)
12/31/2021	272,039	2.24	to	1.19	671,179	5.20	1.25	to	2.50	3.21	to	1.95
Fidelity® VIP High Income Service Class 2
12/31/2025	86,675	2.83	to	2.18	199,570	6.71	1.05	to	2.50	9.16	to	7.62
12/31/2024	88,007	2.59	to	2.02	187,057	4.29	1.05	to	2.50	7.48	to	5.95
12/31/2023	136,467	2.41	to	1.91	271,496	5.78	1.05	to	2.50	9.10	to	7.56
12/31/2022	137,710	2.21	to	1.77	252,623	5.01	1.05	to	2.50	(12.59)	to	(13.82)
12/31/2021	144,101	2.53	to	2.06	311,982	4.77	1.05	to	2.50	3.21	to	1.75
Fidelity® VIP Index 500 Initial Class
12/31/2025	2,025,999	6.14	to	2.96	19,355,154	1.15	1.15	to	3.85	16.44	to	13.41
12/31/2024	2,240,125	5.27	to	2.61	18,389,652	1.26	1.15	to	3.85	23.47	to	20.24
12/31/2023	2,498,003	4.27	to	2.17	16,687,219	1.44	1.15	to	3.85	24.76	to	21.53
12/31/2022	2,833,079	3.42	to	1.79	15,282,474	1.43	1.15	to	3.85	(19.14)	to	(21.24)
12/31/2021	3,275,382	4.23	to	2.27	21,929,910	1.23	1.15	to	3.85	27.12	to	23.81
Fidelity® VIP Index 500 Service Class 2
12/31/2025	173,828	8.42	to	27.21	1,432,001	0.94	1.05	to	2.50	16.26	to	14.62
12/31/2024	171,675	7.24	to	23.74	1,167,657	0.93	1.05	to	2.50	23.29	to	21.53
12/31/2023	282,957	5.87	to	19.53	1,546,030	1.26	1.05	to	2.50	24.58	to	22.82
12/31/2022	301,695	4.72	to	15.90	1,328,885	1.20	1.05	to	2.50	(19.26)	to	(20.41)
12/31/2021	351,361	5.84	to	19.98	1,917,332	1.00	1.05	to	2.50	26.93	to	25.13
Fidelity® VIP Investment Grade Bond Initial Class
12/31/2025	1,225,434	2.23	to	1.12	2,578,087	3.45	1.15	to	3.85	6.01	to	3.25
12/31/2024	1,351,263	2.10	to	1.08	2,695,110	3.40	1.15	to	3.85	0.63	to	(2.01)
12/31/2023	1,515,785	2.09	to	1.10	3,000,628	2.38	1.15	to	3.85	5.00	to	2.28
12/31/2022	1,768,730	1.99	to	1.08	3,412,185	2.04	1.15	to	3.85	(13.95)	to	(16.18)
12/31/2021	2,138,193	2.31	to	1.29	4,832,216	2.00	1.15	to	3.85	(1.74)	to	(4.29)
Fidelity® VIP Investment Grade Bond Service Class 2
12/31/2025	214,572	1.64	to	1.17	399,411	3.34	1.05	to	2.50	5.82	to	4.32
12/31/2024	240,230	1.55	to	1.12	421,415	3.18	1.05	to	2.50	0.44	to	(0.99)
12/31/2023	270,109	1.54	to	1.13	474,010	2.42	1.05	to	2.50	4.90	to	3.42
12/31/2022	316,788	1.47	to	1.09	526,705	1.92	1.05	to	2.50	(14.11)	to	(15.33)
12/31/2021	380,060	1.71	to	1.29	726,071	1.62	1.05	to	2.50	(1.93)	to	(3.31)
Fidelity® VIP Mid Cap Initial Class
12/31/2025	295,963	14.01	to	6.23	3,768,177	0.43	1.15	to	3.85	10.48	to	7.61
12/31/2024	321,291	12.68	to	5.79	3,716,631	0.54	1.15	to	3.85	16.15	to	13.11
12/31/2023	338,220	10.91	to	5.12	3,381,581	0.58	1.15	to	3.85	13.77	to	10.82
12/31/2022	375,251	9.59	to	4.62	3,306,760	0.48	1.15	to	3.85	(15.71)	to	(17.90)
12/31/2021	426,831	11.38	to	5.63	4,488,248	0.60	1.15	to	3.85	24.17	to	20.95
Fidelity® VIP Mid Cap Service Class 2
12/31/2025	841,598	6.54	to	18.11	5,819,978	0.24	0.85	to	2.95	10.55	to	8.29
12/31/2024	943,334	5.92	to	16.72	5,901,436	0.33	0.85	to	2.95	16.18	to	13.80
12/31/2023	1,111,190	5.09	to	14.69	5,991,910	0.36	0.85	to	2.95	13.84	to	11.52
12/31/2022	1,356,583	4.47	to	13.17	6,425,794	0.26	0.85	to	2.95	(15.68)	to	(17.40)
12/31/2021	1,490,531	5.30	to	15.95	8,427,986	0.34	0.85	to	2.95	24.25	to	21.72
Fidelity® VIP Overseas Initial Class
12/31/2025	224,605	3.01	to	1.30	807,538	1.54	1.15	to	3.85	19.02	to	15.93
12/31/2024	254,081	2.53	to	1.12	769,298	1.64	1.15	to	3.85	3.85	to	1.14
12/31/2023	258,115	2.43	to	1.11	753,200	0.99	1.15	to	3.85	19.14	to	16.05
12/31/2022	287,903	2.04	to	0.96	707,295	1.02	1.15	to	3.85	(25.34)	to	(27.28)
12/31/2021	322,445	2.74	to	1.31	1,062,900	0.52	1.15	to	3.85	18.34	to	15.26

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Fidelity® VIP Value Strategies Service Class 2
12/31/2025	459,375	$4.81	to	$18.96	$ 2,293,737	0.79%	0.85%	to	2.95%	6.79%	to	4.62%
12/31/2024	513,312	4.51	to	18.12	2,399,796	0.78	0.85	to	2.95	8.24	to	6.02
12/31/2023	539,893	4.16	to	17.09	2,347,203	0.88	0.85	to	2.95	19.59	to	17.16
12/31/2022	572,044	3.48	to	14.59	2,103,084	0.81	0.85	to	2.95	(8.13)	to	(10.00)
12/31/2021	703,899	3.79	to	16.21	2,835,036	1.19	0.85	to	2.95	32.22	to	29.52
Franklin Income Class 2 Shares
12/31/2025	59,199	2.32	to	14.19	132,773	5.04	0.85	to	2.50	11.61	to	9.81
12/31/2024	65,588	2.08	to	12.92	132,474	5.17	0.85	to	2.50	6.30	to	4.57
12/31/2023	66,659	1.96	to	12.35	126,885	4.66	0.85	to	2.50	7.71	to	5.98
12/31/2022	110,769	1.82	to	11.66	193,573	4.86	0.85	to	2.50	(6.27)	to	(7.77)
12/31/2021	139,763	1.94	to	12.64	261,989	4.82	0.85	to	2.50	15.77	to	13.91
Franklin Mutual Shares Class 2 Shares
12/31/2025	856,157	2.24	to	2.31	2,935,872	2.01	0.85	to	2.50	10.58	to	8.80
12/31/2024	979,667	2.02	to	2.12	3,003,031	1.95	0.85	to	2.50	10.33	to	8.54
12/31/2023	1,139,210	1.83	to	1.95	3,172,048	1.88	0.85	to	2.50	12.51	to	10.70
12/31/2022	1,230,622	1.63	to	1.76	3,061,053	1.83	0.85	to	2.50	(8.21)	to	(9.69)
12/31/2021	1,321,564	1.77	to	1.95	3,593,839	2.87	0.85	to	2.50	18.16	to	16.26
Franklin Rising Dividends Class 2 Shares
12/31/2025	241,084	6.61	to	2.47	1,424,110	0.82	1.05	to	2.50	10.64	to	9.08
12/31/2024	274,519	5.98	to	2.26	1,470,556	1.01	1.05	to	2.50	9.63	to	8.07
12/31/2023	273,585	5.45	to	2.09	1,374,245	0.92	1.05	to	2.50	10.91	to	9.35
12/31/2022	327,518	4.91	to	1.92	1,486,960	0.80	1.05	to	2.50	(11.50)	to	(12.75)
12/31/2021	357,083	5.55	to	2.20	1,834,689	0.88	1.05	to	2.50	25.47	to	23.70
Franklin Small Cap Value Class 2 Shares
12/31/2025	155,028	6.62	to	2.87	957,016	1.08	1.05	to	2.50	6.54	to	5.03
12/31/2024	163,082	6.21	to	2.73	947,982	0.98	1.05	to	2.50	10.54	to	8.97
12/31/2023	184,222	5.62	to	2.51	970,321	0.53	1.05	to	2.50	11.58	to	10.00
12/31/2022	205,973	5.03	to	2.28	974,498	1.00	1.05	to	2.50	(11.00)	to	(12.25)
12/31/2021	235,538	5.66	to	2.60	1,212,722	1.03	1.05	to	2.50	24.06	to	22.31
Franklin Small-Mid Cap Growth Class 2 Shares
12/31/2025	723,807	6.11	to	2.54	3,321,131	-	1.05	to	2.50	1.45	to	0.02
12/31/2024	775,674	6.02	to	2.54	3,523,622	-	1.05	to	2.50	9.88	to	8.31
12/31/2023	897,516	5.48	to	2.35	3,689,397	-	1.05	to	2.50	25.42	to	23.66
12/31/2022	1,141,536	4.37	to	1.90	3,745,863	-	1.05	to	2.50	(34.38)	to	(35.31)
12/31/2021	1,311,374	6.66	to	2.93	6,582,401	-	1.05	to	2.50	8.87	to	7.33
Franklin Templeton Developing Markets Class 2 Shares
12/31/2025	163,203	5.42	to	1.32	643,579	0.53	1.05	to	2.50	44.75	to	42.71
12/31/2024	171,407	3.74	to	0.92	466,940	3.96	1.05	to	2.50	6.54	to	5.03
12/31/2023	176,276	3.51	to	0.88	449,197	2.09	1.05	to	2.50	11.46	to	9.88
12/31/2022	187,614	3.15	to	0.80	428,804	2.68	1.05	to	2.50	(22.79)	to	(23.88)
12/31/2021	190,135	4.08	to	1.05	542,392	0.88	1.05	to	2.50	(6.72)	to	(8.04)
Franklin Templeton Foreign Class 2 Shares
12/31/2025	700,668	1.54	to	1.70	1,549,819	2.32	0.85	to	2.50	28.11	to	26.05
12/31/2024	778,074	1.20	to	1.35	1,346,712	2.43	0.85	to	2.50	(1.84)	to	(3.43)
12/31/2023	876,962	1.23	to	1.40	1,564,172	3.22	0.85	to	2.50	19.74	to	17.82
12/31/2022	958,106	1.02	to	1.19	1,440,927	3.07	0.85	to	2.50	(8.38)	to	(9.86)
12/31/2021	1,069,041	1.12	to	1.32	1,750,482	1.86	0.85	to	2.50	3.28	to	1.62
Invesco V.I. American Franchise Series I Shares
12/31/2025	344,193	5.25	to	30.43	1,775,317	-	1.25	to	2.65	10.29	to	8.78
12/31/2024	511,692	4.76	to	27.97	2,397,460	-	1.25	to	2.65	33.21	to	31.39
12/31/2023	626,010	3.57	to	21.29	2,201,123	-	1.25	to	2.65	39.19	to	37.30
12/31/2022	685,336	2.57	to	15.50	1,733,972	-	1.25	to	2.65	(31.96)	to	(32.89)
12/31/2021	722,186	3.77	to	23.10	2,689,036	-	1.25	to	2.65	10.54	to	9.04

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Invesco V.I. American Franchise Series II Shares
12/31/2025	72,476	$5.35	to	$4.11	$ 363,645	-%	0.85%	to	2.95%	10.45%	to	8.20%
12/31/2024	74,396	4.85	to	3.80	339,006	-	0.85	to	2.95	33.42	to	30.69
12/31/2023	87,068	3.63	to	2.91	298,755	-	0.85	to	2.95	39.42	to	36.58
12/31/2022	89,854	2.61	to	2.13	222,180	-	0.85	to	2.95	(31.87)	to	(33.26)
12/31/2021	95,040	3.83	to	3.19	346,446	-	0.85	to	2.95	10.71	to	8.45
Invesco V.I. American Value Series II Shares
12/31/2025	25,256	17.89	to	16.25	437,790	0.22	0.85	to	2.95	19.74	to	17.30
12/31/2024	27,261	14.94	to	13.85	397,773	0.62	0.85	to	2.95	28.99	to	26.35
12/31/2023	78,960	11.58	to	10.96	906,471	0.40	0.85	to	2.95	14.32	to	12.00
12/31/2022	80,427	10.13	to	9.79	810,172	0.42	0.85	to	2.95	(3.68)	to	(5.64)
12/31/2021(1)	26,888	10.52	to	10.37	281,743	0.23	0.85	to	2.95	-	to	-
Invesco V.I. Comstock Series II Shares
12/31/2025	223,466	4.97	to	20.19	1,084,184	1.43	1.05	to	2.50	15.93	to	14.29
12/31/2024	247,750	4.29	to	17.67	1,038,308	1.50	1.05	to	2.50	13.67	to	12.05
12/31/2023	281,476	3.77	to	15.77	1,037,741	1.53	1.05	to	2.50	10.93	to	9.37
12/31/2022	353,012	3.40	to	14.42	1,172,087	1.32	1.05	to	2.50	(0.20)	to	(1.61)
12/31/2021	413,483	3.41	to	14.65	1,377,726	1.60	1.05	to	2.50	31.66	to	29.80
Invesco V.I. Core Equity Series II Shares
12/31/2025	297,736	5.89	to	2.20	1,194,552	0.41	1.05	to	2.50	14.68	to	13.06
12/31/2024	322,147	5.14	to	1.95	1,146,703	0.49	1.05	to	2.50	23.98	to	22.22
12/31/2023	334,953	4.14	to	1.59	969,008	0.47	1.05	to	2.50	21.81	to	20.09
12/31/2022	394,731	3.40	to	1.33	956,066	0.62	1.05	to	2.50	(21.58)	to	(22.68)
12/31/2021	437,969	4.34	to	1.72	1,355,162	0.45	1.05	to	2.50	26.06	to	24.27
Invesco V.I. Discovery Large Cap Series I Shares
12/31/2025	1,009,822	8.43	to	5.02	7,545,614	-	1.25	to	2.50	11.40	to	10.05
12/31/2024	1,173,232	7.57	to	4.56	7,869,443	-	1.25	to	2.50	32.50	to	30.87
12/31/2023	1,477,335	5.71	to	3.49	7,412,188	-	1.25	to	2.50	33.71	to	32.09
12/31/2022	1,707,136	4.27	to	2.64	6,303,114	-	1.25	to	2.50	(31.64)	to	(32.47)
12/31/2021	1,879,970	6.25	to	3.91	10,120,569	-	1.25	to	2.50	21.06	to	19.58
Invesco V.I. Discovery Large Cap Series II Shares
12/31/2025	100,067	7.32	to	4.21	594,349	-	1.05	to	2.50	11.36	to	9.79
12/31/2024	108,873	6.57	to	3.84	582,521	-	1.05	to	2.50	32.43	to	30.55
12/31/2023	131,151	4.96	to	2.94	533,828	-	1.05	to	2.50	33.63	to	31.75
12/31/2022	148,930	3.71	to	2.23	453,755	-	1.05	to	2.50	(31.68)	to	(32.65)
12/31/2021	155,307	5.44	to	3.31	701,382	-	1.05	to	2.50	21.01	to	19.30
Invesco V.I. Discovery Mid Cap Growth Series II Shares
12/31/2025	4,933	16.86	to	15.55	82,143	-	1.05	to	2.50	3.45	to	1.98
12/31/2024	7,830	16.30	to	15.25	126,465	-	1.05	to	2.50	22.63	to	20.88
12/31/2023	9,117	13.29	to	12.62	120,289	-	1.05	to	2.50	11.68	to	10.11
12/31/2022	11,405	11.90	to	11.46	135,022	-	1.05	to	2.50	(31.85)	to	(32.81)
12/31/2021	12,651	17.47	to	17.05	220,214	-	1.05	to	2.50	17.56	to	15.89
Invesco V.I. Equity and Income Series I Shares
12/31/2025	711,678	1.18	to	1.16	839,987	2.02	1.25	to	2.50	11.41	to	10.06
12/31/2024(1)	858,621	1.06	to	1.05	911,339	1.72	1.25	to	2.50	-	to	-
Invesco V.I. Equity and Income Series II Shares
12/31/2025	621,600	3.89	to	15.77	2,332,796	1.84	1.05	to	2.50	11.35	to	9.77
12/31/2024	715,900	3.49	to	14.37	2,413,229	1.56	1.05	to	2.50	10.74	to	9.16
12/31/2023	785,533	3.15	to	13.16	2,403,495	1.60	1.05	to	2.50	9.10	to	7.56
12/31/2022	985,918	2.89	to	12.24	2,779,221	1.42	1.05	to	2.50	(8.67)	to	(9.96)
12/31/2021	1,073,730	3.16	to	13.59	3,283,159	1.62	1.05	to	2.50	17.12	to	15.47

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Invesco V.I. EQV International Equity Series I Shares
12/31/2025	128,942	$3.29	to	$1.58	$ 390,940	1.44%	1.25%	to	2.50%	15.06%	to	13.66%
12/31/2024	133,153	2.86	to	1.39	350,096	1.73	1.25	to	2.50	(0.63)	to	(1.85)
12/31/2023	144,988	2.88	to	1.41	386,147	0.20	1.25	to	2.50	16.69	to	15.27
12/31/2022	156,518	2.47	to	1.23	357,207	1.71	1.25	to	2.50	(19.31)	to	(20.30)
12/31/2021	172,888	3.06	to	1.54	480,432	1.19	1.25	to	2.50	4.58	to	3.31
Invesco V.I. EQV International Equity Series II Shares
12/31/2025	13,593	4.34	to	14.42	57,284	1.18	1.05	to	2.50	15.02	to	13.40
12/31/2024	14,430	3.77	to	12.72	52,928	1.52	1.05	to	2.50	(0.70)	to	(2.12)
12/31/2023	15,545	3.80	to	12.99	57,394	-	1.05	to	2.50	16.65	to	15.00
12/31/2022	16,411	3.26	to	11.30	52,009	1.41	1.05	to	2.50	(19.35)	to	(20.49)
12/31/2021	17,283	4.04	to	14.21	68,001	1.02	1.05	to	2.50	4.51	to	3.03
Invesco V.I. Global Series I Shares
12/31/2025	214,375	9.90	to	2.63	1,697,018	-	1.25	to	2.50	13.90	to	12.51
12/31/2024	291,516	8.69	to	2.34	2,118,056	-	1.25	to	2.50	14.63	to	13.22
12/31/2023	314,374	7.58	to	2.07	1,999,259	0.23	1.25	to	2.50	33.08	to	31.46
12/31/2022	330,234	5.70	to	1.57	1,572,394	-	1.25	to	2.50	(32.61)	to	(33.43)
12/31/2021	327,482	8.45	to	2.36	2,417,890	-	1.25	to	2.50	14.06	to	12.67
Invesco V.I. Global Series II Shares
12/31/2025	8,416	7.53	to	4.50	44,870	-	1.05	to	2.50	13.82	to	12.21
12/31/2024	8,554	6.62	to	4.01	40,217	-	1.05	to	2.50	14.57	to	12.94
12/31/2023	8,731	5.78	to	3.55	35,986	-	1.05	to	2.50	33.05	to	31.18
12/31/2022	8,894	4.34	to	2.71	27,649	-	1.05	to	2.50	(32.64)	to	(33.60)
12/31/2021	33,317	6.45	to	4.08	152,132	-	1.05	to	2.50	13.97	to	12.36
Invesco V.I. Global Strategic Income Series I Shares
12/31/2025	426,494	2.43	to	1.05	970,237	5.73	1.25	to	2.50	11.59	to	10.23
12/31/2024	454,068	2.18	to	0.95	925,809	2.80	1.25	to	2.50	1.88	to	0.63
12/31/2023	568,699	2.14	to	0.95	1,145,795	-	1.25	to	2.50	7.54	to	6.23
12/31/2022	629,621	1.99	to	0.89	1,185,217	-	1.25	to	2.50	(12.55)	to	(13.62)
12/31/2021	785,372	2.27	to	1.03	1,683,488	4.44	1.25	to	2.50	(4.61)	to	(5.77)
Invesco V.I. Global Strategic Income Series II Shares
12/31/2025	183,011	1.95	to	0.99	322,078	5.33	1.05	to	2.50	11.58	to	10.00
12/31/2024	199,485	1.74	to	0.90	315,398	2.69	1.05	to	2.50	1.72	to	0.27
12/31/2023	217,388	1.71	to	0.90	339,519	-	1.05	to	2.50	7.47	to	5.96
12/31/2022	237,393	1.60	to	0.85	345,722	-	1.05	to	2.50	(12.63)	to	(13.86)
12/31/2021	316,034	1.83	to	0.98	532,788	4.01	1.05	to	2.50	(4.56)	to	(5.92)
Invesco V.I. Government Securities Series I Shares
12/31/2025	123,476	1.64	to	0.99	198,932	2.99	1.25	to	2.50	6.04	to	4.75
12/31/2024	136,235	1.54	to	0.95	207,004	2.31	1.25	to	2.50	0.46	to	(0.78)
12/31/2023	162,783	1.54	to	0.95	246,268	2.04	1.25	to	2.50	3.33	to	2.08
12/31/2022	182,030	1.49	to	0.93	265,858	1.98	1.25	to	2.50	(11.40)	to	(12.48)
12/31/2021	202,813	1.68	to	1.07	334,788	2.01	1.25	to	2.50	(3.47)	to	(4.65)
Invesco V.I. Government Securities Series II Shares
12/31/2025	173,272	1.34	to	0.89	214,294	2.82	1.05	to	2.50	5.84	to	4.35
12/31/2024	188,126	1.27	to	0.85	220,514	2.33	1.05	to	2.50	0.41	to	(1.01)
12/31/2023	199,991	1.26	to	0.86	234,243	1.80	1.05	to	2.50	3.38	to	1.92
12/31/2022	211,900	1.22	to	0.84	240,800	1.77	1.05	to	2.50	(11.51)	to	(12.75)
12/31/2021	218,358	1.38	to	0.97	277,701	1.83	1.05	to	2.50	(3.45)	to	(4.82)
Invesco V.I. Main Street Series I Shares
12/31/2025	623,352	6.39	to	3.33	3,651,166	0.53	1.25	to	2.50	14.50	to	13.10
12/31/2024	689,568	5.58	to	2.94	3,521,044	-	1.25	to	2.50	22.11	to	20.61
12/31/2023	801,419	4.57	to	2.44	3,373,909	0.85	1.25	to	2.50	21.70	to	20.22
12/31/2022	877,084	3.75	to	2.03	3,039,963	1.37	1.25	to	2.50	(21.12)	to	(22.08)
12/31/2021	1,048,560	4.76	to	2.60	4,616,392	0.70	1.25	to	2.50	26.00	to	24.46

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Invesco V.I. Main Street Series II Shares
12/31/2025	107,292	$6.68	to	$4.16	$ 640,167	0.32%	1.05%	to	2.50%	14.44%	to	12.82%
12/31/2024	110,961	5.84	to	3.69	586,702	-	1.05	to	2.50	22.10	to	20.37
12/31/2023	128,623	4.78	to	3.06	555,931	0.50	1.05	to	2.50	21.56	to	19.84
12/31/2022	133,020	3.93	to	2.56	480,858	1.10	1.05	to	2.50	(21.14)	to	(22.25)
12/31/2021	141,166	4.99	to	3.29	614,070	0.48	1.05	to	2.50	25.91	to	24.13
Invesco V.I. Main Street Mid Cap Series II Shares
12/31/2025	61,105	4.88	to	16.66	248,140	0.10	1.05	to	2.50	7.83	to	6.31
12/31/2024	66,313	4.53	to	15.67	249,285	0.12	1.05	to	2.50	15.57	to	13.93
12/31/2023	70,768	3.92	to	13.75	229,710	0.04	1.05	to	2.50	12.96	to	11.37
12/31/2022	77,116	3.47	to	12.35	220,481	0.07	1.05	to	2.50	(15.34)	to	(16.54)
12/31/2021	87,865	4.10	to	14.80	294,844	0.24	1.05	to	2.50	21.59	to	19.87
Invesco V.I. Main Street Small Cap Series II Shares
12/31/2025	6,542	7.62	to	17.78	47,213	0.22	1.05	to	2.50	7.31	to	5.80
12/31/2024	7,191	7.10	to	16.81	48,583	-	1.05	to	2.50	11.23	to	9.65
12/31/2023	8,259	6.38	to	15.33	50,016	0.94	1.05	to	2.50	16.60	to	14.95
12/31/2022	8,514	5.47	to	13.33	44,839	0.24	1.05	to	2.50	(16.91)	to	(18.09)
12/31/2021	9,154	6.59	to	16.28	62,522	0.17	1.05	to	2.50	20.99	to	19.28
Janus Henderson - Balanced Service Shares
12/31/2025	687,313	4.30	to	19.23	2,952,438	1.71	1.40	to	2.65	13.24	to	11.86
12/31/2024	731,157	3.79	to	17.19	2,773,627	1.76	1.40	to	2.65	13.55	to	12.16
12/31/2023	841,866	3.34	to	15.33	2,812,541	1.80	1.40	to	2.65	13.55	to	12.17
12/31/2022	849,521	2.94	to	13.66	2,499,448	1.11	1.40	to	2.65	(17.77)	to	(18.77)
12/31/2021	980,576	3.58	to	16.82	3,508,365	0.88	1.40	to	2.65	15.30	to	13.89
Janus Henderson - Enterprise Service Shares
12/31/2025	388,288	8.73	to	21.96	1,233,333	0.18	0.85	to	2.95	6.51	to	4.34
12/31/2024	473,342	8.19	to	21.04	1,433,885	0.63	0.85	to	2.95	14.34	to	12.00
12/31/2023	503,560	7.17	to	18.79	1,339,930	0.09	0.85	to	2.95	16.79	to	14.41
12/31/2022	547,352	6.14	to	16.42	1,257,517	0.27	0.85	to	2.95	(16.86)	to	(18.55)
12/31/2021	582,109	7.38	to	20.16	1,615,499	0.24	0.85	to	2.95	15.56	to	13.20
Janus Henderson - Forty Service Shares
12/31/2025	41,814	6.28	to	34.05	252,862	0.26	1.25	to	2.50	16.41	to	14.99
12/31/2024	43,334	5.39	to	29.61	225,450	0.01	1.25	to	2.50	26.55	to	25.00
12/31/2023	51,642	4.26	to	23.69	212,630	0.12	1.25	to	2.50	37.94	to	36.26
12/31/2022	53,934	3.09	to	17.38	161,229	0.05	1.25	to	2.50	(34.55)	to	(35.34)
12/31/2021	56,597	4.72	to	26.89	258,868	0.53	1.25	to	2.50	21.09	to	19.61
Janus Henderson - Global Research Service Shares
12/31/2025	649,729	4.73	to	3.64	1,613,598	0.59	0.85	to	2.95	19.58	to	17.15
12/31/2024	702,827	3.95	to	3.11	1,467,065	0.60	0.85	to	2.95	22.22	to	19.72
12/31/2023	741,652	3.23	to	2.60	1,286,071	0.77	0.85	to	2.95	25.41	to	22.86
12/31/2022	784,804	2.58	to	2.11	1,100,009	1.48	0.85	to	2.95	(20.29)	to	(21.91)
12/31/2021	851,473	3.23	to	2.71	1,539,019	0.36	0.85	to	2.95	16.80	to	14.42
Janus Henderson - Mid Cap Value Service Shares
12/31/2025	36,132	3.63	to	14.37	123,829	1.43	1.70	to	2.95	4.52	to	3.25
12/31/2024	36,534	3.47	to	13.92	120,026	0.84	1.70	to	2.95	10.91	to	9.55
12/31/2023	36,971	3.13	to	12.71	109,730	0.96	1.70	to	2.95	9.26	to	7.93
12/31/2022	37,724	2.86	to	11.77	102,502	1.16	1.70	to	2.95	(7.35)	to	(8.47)
12/31/2021	37,995	3.09	to	12.86	111,888	0.31	1.70	to	2.95	17.43	to	16.00
Janus Henderson - Overseas Service Shares
12/31/2025	445,703	2.34	to	19.94	1,000,881	1.32	1.25	to	2.65	26.99	to	25.26
12/31/2024	508,783	1.84	to	15.92	910,883	1.30	1.25	to	2.65	4.27	to	2.84
12/31/2023	589,999	1.77	to	15.48	1,012,432	1.43	1.25	to	2.65	9.22	to	7.74
12/31/2022	618,013	1.62	to	14.37	973,258	1.67	1.25	to	2.65	(9.96)	to	(11.19)
12/31/2021	697,382	1.80	to	16.18	1,219,531	1.02	1.25	to	2.65	11.89	to	10.36

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Janus Henderson - Research Service Shares
12/31/2025	247,700	$3.92	to	$33.06	$ 967,625	0.13%	1.25%	to	2.65%	16.64%	to	15.05%
12/31/2024	284,390	3.36	to	28.74	953,850	-	1.25	to	2.65	33.28	to	31.46
12/31/2023	322,000	2.52	to	21.86	811,484	0.06	1.25	to	2.65	41.05	to	39.14
12/31/2022	325,474	1.79	to	15.71	582,356	0.59	1.25	to	2.65	(30.93)	to	(31.87)
12/31/2021	377,570	2.59	to	23.06	979,481	0.02	1.25	to	2.65	18.57	to	16.95
LVIP JPMorgan Core Bond Standard Shares
12/31/2025	1,006,230	2.13	to	1.31	1,667,145	3.39	1.15	to	2.70	6.18	to	4.58
12/31/2024	1,167,945	2.01	to	1.25	1,821,984	4.20	1.15	to	2.70	0.56	to	(0.97)
12/31/2023(1)	1,332,670	2.00	to	1.27	2,068,784	1.52	1.15	to	2.70	-	to	-
LVIP JPMorgan Mid Cap Value Standard Shares
12/31/2025	141,551	7.59	to	3.86	786,533	1.08	1.15	to	2.70	3.53	to	1.96
12/31/2024	162,005	7.33	to	3.78	865,088	1.14	1.15	to	2.70	12.98	to	11.27
12/31/2023(1)	206,086	6.49	to	3.40	963,827	1.83	1.15	to	2.70	-	to	-
LVIP JPMorgan U.S. Equity Standard Shares
12/31/2025	262,038	6.36	to	4.59	1,343,960	0.43	1.15	to	2.70	13.24	to	11.53
12/31/2024	312,867	5.61	to	4.12	1,427,354	0.46	1.15	to	2.70	22.57	to	20.71
12/31/2023(1)	436,955	4.58	to	3.41	1,638,273	0.75	1.15	to	2.70	-	to	-
MFS® Core Equity Initial Class
12/31/2025	11,629	3.11	to	25.94	35,912	0.46	1.25	to	2.50	11.12	to	9.76
12/31/2024	12,418	2.80	to	23.63	34,537	0.60	1.25	to	2.50	18.62	to	17.16
12/31/2023	13,362	2.36	to	20.17	31,356	0.51	1.25	to	2.50	21.63	to	20.15
12/31/2022	17,958	1.94	to	16.79	34,701	0.31	1.25	to	2.50	(18.29)	to	(19.29)
12/31/2021	20,763	2.37	to	20.80	49,135	0.44	1.25	to	2.50	23.77	to	22.26
MFS® Growth Initial Class
12/31/2025	487,134	9.46	to	7.85	4,526,078	-	1.25	to	2.50	10.81	to	9.46
12/31/2024	604,818	8.53	to	7.17	5,054,560	-	1.25	to	2.50	29.83	to	28.24
12/31/2023	676,248	6.57	to	5.59	4,369,992	-	1.25	to	2.50	34.19	to	32.56
12/31/2022	751,005	4.90	to	4.22	3,622,012	-	1.25	to	2.50	(32.48)	to	(33.30)
12/31/2021	863,429	7.25	to	6.32	6,026,084	-	1.25	to	2.50	22.01	to	20.52
MFS® Growth Service Class
12/31/2025	138,694	11.55	to	6.28	1,400,465	-	1.05	to	2.50	10.74	to	9.18
12/31/2024	142,618	10.43	to	5.76	1,304,429	-	1.05	to	2.50	29.78	to	27.94
12/31/2023	160,650	8.04	to	4.50	1,121,680	-	1.05	to	2.50	34.11	to	32.22
12/31/2022	170,066	5.99	to	3.40	887,155	-	1.05	to	2.50	(32.51)	to	(33.47)
12/31/2021	204,802	8.88	to	5.11	1,553,674	-	1.05	to	2.50	21.96	to	20.23
MFS® Massachusetts Investors Growth Stock Initial Class
12/31/2025	19,230	3.28	to	28.35	62,584	0.27	1.25	to	2.50	8.54	to	7.22
12/31/2024	21,520	3.02	to	26.44	64,562	0.35	1.25	to	2.50	14.82	to	13.42
12/31/2023	23,362	2.63	to	23.32	61,095	0.30	1.25	to	2.50	22.48	to	20.99
12/31/2022	24,660	2.15	to	19.27	52,701	0.10	1.25	to	2.50	(20.25)	to	(21.23)
12/31/2021	26,643	2.70	to	24.46	71,470	0.25	1.25	to	2.50	24.42	to	22.90
MFS® Massachusetts Investors Growth Stock Service Class
12/31/2025	361,346	3.26	to	27.53	1,186,717	0.02	1.05	to	2.50	8.47	to	6.93
12/31/2024	393,935	3.01	to	25.74	1,196,657	0.13	1.05	to	2.50	14.77	to	13.14
12/31/2023	445,752	2.62	to	22.75	1,180,406	0.05	1.05	to	2.50	22.42	to	20.70
12/31/2022	539,758	2.14	to	18.85	1,168,490	-	1.05	to	2.50	(20.28)	to	(21.41)
12/31/2021	597,332	2.69	to	23.99	1,584,017	0.03	1.05	to	2.50	24.35	to	22.59
MFS® New Discovery Initial Class
12/31/2025	83,558	3.76	to	20.11	309,262	-	1.25	to	2.50	11.57	to	10.21
12/31/2024	93,018	3.37	to	18.25	308,961	-	1.25	to	2.50	5.40	to	4.11
12/31/2023	102,367	3.20	to	17.53	322,661	-	1.25	to	2.50	13.00	to	11.63
12/31/2022	118,461	2.83	to	15.70	330,511	-	1.25	to	2.50	(30.62)	to	(31.47)
12/31/2021	127,318	4.08	to	22.91	512,267	-	1.25	to	2.50	0.54	to	(0.68)

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
MFS® New Discovery Service Class
12/31/2025	59,406	$5.38	to	$2.81	$ 332,618	-%	0.85%	to	2.95%	11.61%	to	9.33%
12/31/2024	64,512	4.82	to	2.57	323,427	-	0.85	to	2.95	5.53	to	3.37
12/31/2023	74,206	4.56	to	2.49	352,595	-	0.85	to	2.95	13.29	to	10.99
12/31/2022	79,865	4.03	to	2.24	336,618	-	0.85	to	2.95	(30.58)	to	(32.00)
12/31/2021	83,447	5.80	to	3.30	507,625	-	0.85	to	2.95	0.72	to	(1.34)
MFS® Research Initial Class
12/31/2025	257,547	6.63	to	4.63	1,609,604	0.94	1.25	to	2.50	11.46	to	10.10
12/31/2024	286,164	5.95	to	4.20	1,610,143	0.59	1.25	to	2.50	17.40	to	15.96
12/31/2023	318,458	5.07	to	3.63	1,525,586	0.51	1.25	to	2.50	20.91	to	19.44
12/31/2022	352,813	4.19	to	3.04	1,399,965	0.48	1.25	to	2.50	(18.23)	to	(19.23)
12/31/2021	394,909	5.12	to	3.76	1,921,111	0.55	1.25	to	2.50	23.26	to	21.76
MFS® Research Service Class
12/31/2025	165,661	7.80	to	4.51	1,091,760	0.15	1.05	to	2.50	11.40	to	9.82
12/31/2024	185,963	7.01	to	4.11	1,113,577	0.38	1.05	to	2.50	17.32	to	15.65
12/31/2023	197,674	5.97	to	3.55	1,017,632	0.25	1.05	to	2.50	20.86	to	19.15
12/31/2022	237,385	4.94	to	2.98	1,026,032	0.19	1.05	to	2.50	(18.29)	to	(19.44)
12/31/2021	257,596	6.05	to	3.70	1,373,686	0.34	1.05	to	2.50	23.22	to	21.48
MFS® Total Return Initial Class
12/31/2025	1,323,785	4.17	to	2.16	4,849,975	2.71	1.25	to	2.50	9.79	to	8.45
12/31/2024	1,500,570	3.80	to	1.99	5,038,098	2.42	1.25	to	2.50	6.41	to	5.11
12/31/2023	1,718,906	3.57	to	1.89	5,442,973	2.02	1.25	to	2.50	9.08	to	7.76
12/31/2022	1,863,455	3.27	to	1.76	5,437,865	1.71	1.25	to	2.50	(10.70)	to	(11.78)
12/31/2021	2,094,586	3.67	to	1.99	6,839,712	1.76	1.25	to	2.50	12.71	to	11.33
MFS® Total Return Service Class
12/31/2025	614,462	3.20	to	14.33	1,785,063	2.54	0.85	to	2.95	9.98	to	7.74
12/31/2024	670,100	2.91	to	13.31	1,787,840	2.20	0.85	to	2.95	6.55	to	4.36
12/31/2023	859,313	2.73	to	12.75	2,178,390	1.82	0.85	to	2.95	9.29	to	7.07
12/31/2022	1,066,076	2.50	to	11.91	2,474,803	1.47	0.85	to	2.95	(10.60)	to	(12.42)
12/31/2021	1,155,385	2.79	to	13.60	3,017,668	1.52	0.85	to	2.95	12.88	to	10.57
MFS® Total Return Bond Initial Class
12/31/2025	54,928	2.16	to	10.02	115,626	4.43	1.25	to	2.50	5.85	to	4.56
12/31/2024	59,552	2.04	to	9.58	118,578	4.29	1.25	to	2.50	1.27	to	0.03
12/31/2023	66,982	2.02	to	9.58	131,807	3.17	1.25	to	2.50	6.06	to	4.77
12/31/2022	70,879	1.90	to	9.14	131,543	2.80	1.25	to	2.50	(15.00)	to	(16.03)
12/31/2021	76,986	2.24	to	10.89	168,229	2.65	1.25	to	2.50	(2.04)	to	(3.23)
MFS® Total Return Bond Service Class
12/31/2025	484,624	1.65	to	9.73	772,731	4.24	1.05	to	2.50	5.83	to	4.33
12/31/2024	546,678	1.56	to	9.33	824,806	4.06	1.05	to	2.50	1.26	to	(0.18)
12/31/2023	571,806	1.54	to	9.34	853,259	2.98	1.05	to	2.50	6.02	to	4.52
12/31/2022	693,933	1.45	to	8.94	977,753	2.49	1.05	to	2.50	(15.07)	to	(16.27)
12/31/2021	776,692	1.71	to	10.67	1,289,630	2.54	1.05	to	2.50	(2.10)	to	(3.48)
MFS® Utilities Initial Class
12/31/2025	593,347	7.35	to	3.35	4,137,073	2.89	1.25	to	2.50	13.59	to	12.20
12/31/2024	696,763	6.47	to	2.99	4,291,689	2.28	1.25	to	2.50	10.27	to	8.92
12/31/2023	767,093	5.86	to	2.74	4,292,583	3.50	1.25	to	2.50	(3.31)	to	(4.49)
12/31/2022	855,275	6.07	to	2.87	4,958,025	2.40	1.25	to	2.50	(0.49)	to	(1.70)
12/31/2021	952,964	6.10	to	2.92	5,558,397	1.73	1.25	to	2.50	12.68	to	11.31
MFS® Utilities Service Class
12/31/2025	107,335	7.79	to	4.41	795,836	2.75	1.05	to	2.50	13.57	to	11.96
12/31/2024	120,279	6.86	to	3.94	795,547	2.05	1.05	to	2.50	10.18	to	8.61
12/31/2023	121,898	6.23	to	3.63	735,373	3.22	1.05	to	2.50	(3.34)	to	(4.71)
12/31/2022	140,849	6.45	to	3.81	881,600	2.23	1.05	to	2.50	(0.56)	to	(1.97)
12/31/2021	158,963	6.48	to	3.88	1,010,804	1.53	1.05	to	2.50	12.64	to	11.05

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Putnam VT Core Equity Class IB Shares
12/31/2025	83	$8.38	to	$28.94	$ 404	0.41%	1.05%	to	2.50%	15.59%	to	13.96%
12/31/2024	84	7.25	to	25.39	353	0.60	1.05	to	2.50	25.63	to	23.85
12/31/2023	84	5.77	to	20.50	283	0.26	1.05	to	2.50	26.76	to	24.97
12/31/2022	1,043	4.55	to	16.41	2,688	1.01	1.05	to	2.50	(16.64)	to	(17.82)
12/31/2021	1,125	5.46	to	19.96	3,490	0.65	1.05	to	2.50	29.65	to	27.82
Putnam VT Diversified Income Class IB Shares
12/31/2025	104,550	2.00	to	0.98	203,005	6.06	1.05	to	2.50	7.46	to	5.94
12/31/2024	116,170	1.86	to	0.93	210,472	6.03	1.05	to	2.50	4.66	to	3.17
12/31/2023	121,245	1.78	to	0.90	210,135	6.05	1.05	to	2.50	3.73	to	2.27
12/31/2022	126,977	1.72	to	0.88	212,304	6.74	1.05	to	2.50	(3.36)	to	(4.72)
12/31/2021	141,695	1.78	to	0.92	243,420	0.68	1.05	to	2.50	(7.92)	to	(9.22)
Putnam VT Focused International Equity Class IB Shares
12/31/2025	331,431	4.73	to	2.82	1,040,921	3.16	1.05	to	2.50	35.02	to	33.11
12/31/2024	345,453	3.50	to	2.12	806,348	1.64	1.05	to	2.50	2.22	to	0.76
12/31/2023	365,673	3.43	to	2.10	838,551	0.68	1.05	to	2.50	18.01	to	16.35
12/31/2022	386,940	2.90	to	1.81	754,840	1.76	1.05	to	2.50	(19.04)	to	(20.19)
12/31/2021	384,255	3.59	to	2.26	930,397	0.76	1.05	to	2.50	11.41	to	9.83
Putnam VT George Putnam Balanced Class IB Shares
12/31/2025	245,515	3.72	to	2.13	852,678	1.42	1.05	to	2.50	12.77	to	11.17
12/31/2024	260,100	3.30	to	1.92	803,555	1.14	1.05	to	2.50	15.51	to	13.86
12/31/2023	267,775	2.86	to	1.68	718,822	1.23	1.05	to	2.50	18.66	to	16.99
12/31/2022	293,685	2.41	to	1.44	666,392	0.91	1.05	to	2.50	(16.87)	to	(18.04)
12/31/2021	312,864	2.90	to	1.76	857,856	0.84	1.05	to	2.50	12.77	to	11.18
Putnam VT Global Health Care Class IB Shares
12/31/2025	38,340	6.14	to	2.11	149,557	-	1.05	to	2.50	13.86	to	12.25
12/31/2024	50,688	5.40	to	1.88	194,166	0.48	1.05	to	2.50	0.37	to	(1.06)
12/31/2023	36,431	5.38	to	1.90	181,501	0.30	1.05	to	2.50	8.00	to	6.48
12/31/2022	38,345	4.98	to	1.78	175,916	0.40	1.05	to	2.50	(5.66)	to	(6.99)
12/31/2021	40,015	5.28	to	1.92	196,061	1.08	1.05	to	2.50	18.16	to	16.49
Putnam VT Government Money Market Class IB Shares
12/31/2025	2,587,473	1.09	to	0.79	2,693,404	3.60	1.05	to	2.50	2.60	to	1.15
12/31/2024	2,144,153	1.06	to	0.78	2,141,781	4.55	1.05	to	2.50	3.56	to	2.09
12/31/2023	2,003,452	1.02	to	0.77	1,927,227	4.34	1.05	to	2.50	3.35	to	1.89
12/31/2022	1,771,265	0.99	to	0.75	1,711,461	1.12	1.05	to	2.50	0.08	to	(1.34)
12/31/2021	2,153,891	0.99	to	0.76	2,072,030	0.01	1.05	to	2.50	(1.03)	to	(2.43)
Putnam VT Income Class IB Shares
12/31/2025	78,755	1.90	to	9.46	149,264	4.74	1.25	to	2.50	5.93	to	4.64
12/31/2024	78,757	1.79	to	9.04	140,925	5.39	1.25	to	2.50	1.05	to	(0.19)
12/31/2023	78,761	1.77	to	9.06	139,479	5.68	1.25	to	2.50	3.41	to	2.15
12/31/2022	80,354	1.72	to	8.87	137,541	5.60	1.25	to	2.50	(14.87)	to	(15.91)
12/31/2021	81,267	2.02	to	10.55	163,373	1.46	1.25	to	2.50	(5.76)	to	(6.91)
Putnam VT International Equity Class IB Shares
12/31/2025	21,362	3.70	to	17.63	51,564	0.01	1.05	to	2.50	36.25	to	34.33
12/31/2024	24,611	2.72	to	13.12	43,836	2.29	1.05	to	2.50	1.90	to	0.45
12/31/2023	32,791	2.67	to	13.06	57,853	0.04	1.05	to	2.50	17.28	to	15.62
12/31/2022	33,683	2.27	to	11.30	50,831	1.72	1.05	to	2.50	(15.65)	to	(16.84)
12/31/2021	54,934	2.70	to	13.59	102,923	1.31	1.05	to	2.50	7.69	to	6.17
Putnam VT Large Cap Growth Class IB Shares
12/31/2025	196,042	10.23	to	7.37	843,849	-	1.05	to	2.50	13.15	to	11.55
12/31/2024	204,927	9.04	to	6.60	793,152	-	1.05	to	2.50	32.01	to	30.14
12/31/2023	250,177	6.85	to	5.07	828,647	-	1.05	to	2.50	42.98	to	40.97
12/31/2022	258,949	4.79	to	3.60	602,781	-	1.05	to	2.50	(31.22)	to	(32.20)
12/31/2021	306,483	6.96	to	5.31	1,112,233	-	1.05	to	2.50	21.38	to	19.66

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Putnam VT Large Cap Value Class IB Shares
12/31/2025	485,435	$7.85	to	$3.89	$ 3,514,323	1.43%	1.05%	to	2.50%	19.10%	to	17.42%
12/31/2024	543,496	6.59	to	3.31	3,314,914	1.10	1.05	to	2.50	17.90	to	16.22
12/31/2023	566,260	5.59	to	2.85	2,932,624	2.02	1.05	to	2.50	14.47	to	12.85
12/31/2022	702,229	4.88	to	2.53	3,191,358	1.49	1.05	to	2.50	(4.14)	to	(5.49)
12/31/2021	721,598	5.09	to	2.67	3,461,996	1.23	1.05	to	2.50	25.98	to	24.20
Putnam VT Research Class IB Shares
12/31/2025	42,027	8.26	to	29.29	260,328	0.56	1.05	to	2.50	16.66	to	15.01
12/31/2024	42,219	7.08	to	25.47	225,177	0.38	1.05	to	2.50	24.96	to	23.18
12/31/2023	42,404	5.67	to	20.67	181,804	0.79	1.05	to	2.50	27.52	to	25.73
12/31/2022	42,615	4.44	to	16.44	143,907	0.56	1.05	to	2.50	(18.14)	to	(19.30)
12/31/2021	42,810	5.43	to	20.38	177,387	0.10	1.05	to	2.50	22.85	to	21.11
Putnam VT Sustainable Leaders Class IB Shares
12/31/2025	218	8.77	to	28.86	1,860	0.85	1.25	to	2.50	9.33	to	7.99
12/31/2024	1,324	8.02	to	26.73	10,576	0.19	1.25	to	2.50	21.50	to	20.01
12/31/2023	1,439	6.60	to	22.27	9,462	0.50	1.25	to	2.50	24.55	to	23.04
12/31/2022	1,569	5.30	to	18.10	8,289	0.53	1.25	to	2.50	(23.86)	to	(24.79)
12/31/2021	1,715	6.96	to	24.07	11,906	0.14	1.25	to	2.50	22.01	to	20.52
TA Aegon Bond Initial Class
12/31/2025	3,829,101	1.71	to	0.91	6,008,892	6.56	1.05	to	2.95	6.01	to	4.06
12/31/2024	3,812,005	1.61	to	0.87	5,756,135	4.08	1.05	to	2.95	1.07	to	(0.80)
12/31/2023	4,287,143	1.59	to	0.88	6,441,837	0.94	1.05	to	2.95	5.34	to	3.40
12/31/2022	4,314,173	1.51	to	0.85	6,200,599	2.47	1.05	to	2.95	(15.72)	to	(17.27)
12/31/2021	5,398,369	1.79	to	1.03	9,185,424	1.51	1.05	to	2.95	(1.90)	to	(3.71)
TA Aegon Bond Service Class
12/31/2025	1,630,519	1.67	to	0.99	2,588,776	6.30	0.85	to	2.50	5.88	to	4.18
12/31/2024	1,732,616	1.57	to	0.95	2,595,501	3.97	0.85	to	2.50	1.01	to	(0.62)
12/31/2023	1,853,610	1.56	to	0.95	2,742,477	0.63	0.85	to	2.50	5.29	to	3.60
12/31/2022	2,417,219	1.48	to	0.92	3,364,908	2.12	0.85	to	2.50	(15.80)	to	(17.15)
12/31/2021	3,358,048	1.76	to	1.11	5,631,572	1.22	0.85	to	2.50	(1.90)	to	(3.48)
TA Aegon Core Bond Initial Class
12/31/2025	867,353	1.73	to	0.91	1,386,176	2.62	1.05	to	2.70	5.88	to	4.18
12/31/2024	927,141	1.63	to	0.87	1,401,844	5.35	1.05	to	2.70	0.32	to	(1.30)
12/31/2023	950,443	1.63	to	0.88	1,438,383	2.73	1.05	to	2.70	4.94	to	3.26
12/31/2022	1,029,106	1.55	to	0.86	1,489,501	2.91	1.05	to	2.70	(13.67)	to	(15.06)
12/31/2021	1,095,687	1.80	to	1.01	1,850,509	2.83	1.05	to	2.70	(2.06)	to	(3.63)
TA Aegon High Yield Bond Initial Class
12/31/2025	800,190	3.14	to	2.41	2,201,860	6.75	1.05	to	2.95	7.33	to	5.35
12/31/2024	961,235	2.92	to	2.29	2,475,933	5.03	1.05	to	2.95	6.31	to	4.34
12/31/2023	1,129,982	2.75	to	2.19	2,746,659	4.45	1.05	to	2.95	9.96	to	7.93
12/31/2022	1,262,376	2.50	to	2.03	2,802,885	5.49	1.05	to	2.95	(12.04)	to	(13.66)
12/31/2021	1,669,256	2.84	to	2.35	4,256,233	5.35	1.05	to	2.95	5.24	to	3.30
TA Aegon High Yield Bond Service Class
12/31/2025	110,430	2.85	to	12.11	290,875	6.56	0.85	to	2.50	7.35	to	5.63
12/31/2024	112,526	2.65	to	11.46	276,266	4.61	0.85	to	2.50	6.24	to	4.52
12/31/2023	123,827	2.50	to	10.97	286,849	4.19	0.85	to	2.50	9.94	to	8.17
12/31/2022	133,408	2.27	to	10.14	278,370	5.47	0.85	to	2.50	(12.20)	to	(13.61)
12/31/2021	159,185	2.59	to	11.74	379,575	4.93	0.85	to	2.50	5.36	to	3.66
TA Aegon Sustainable Equity Income Initial Class
12/31/2025	3,528,794	4.48	to	2.51	10,599,924	1.72	1.05	to	2.95	10.10	to	8.07
12/31/2024	3,847,274	4.07	to	2.32	10,616,247	2.04	1.05	to	2.95	15.71	to	13.56
12/31/2023	4,369,247	3.52	to	2.04	10,492,913	2.22	1.05	to	2.95	5.18	to	3.24
12/31/2022	4,625,490	3.35	to	1.98	10,669,626	2.18	1.05	to	2.95	(12.54)	to	(14.16)
12/31/2021	5,136,426	3.83	to	2.31	13,619,172	2.12	1.05	to	2.95	21.15	to	18.92

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA Aegon Sustainable Equity Income Service Class
12/31/2025	549,699	$3.56	to	$2.34	$ 1,748,938	1.48%	0.85%	to	2.50%	10.05%	to	8.28%
12/31/2024	596,952	3.24	to	2.16	1,724,191	1.83	0.85	to	2.50	15.61	to	13.74
12/31/2023	656,965	2.80	to	1.90	1,633,820	1.91	0.85	to	2.50	5.11	to	3.43
12/31/2022	765,730	2.66	to	1.84	1,782,332	1.81	0.85	to	2.50	(12.58)	to	(13.99)
12/31/2021	907,393	3.05	to	2.13	2,412,027	2.01	0.85	to	2.50	21.09	to	19.14
TA Aegon U.S. Government Securities Initial Class
12/31/2025	1,679,036	1.41	to	1.06	2,177,671	4.05	1.05	to	2.95	4.75	to	2.82
12/31/2024	1,555,899	1.34	to	1.04	1,909,353	3.58	1.05	to	2.95	(0.72)	to	(2.56)
12/31/2023	1,740,118	1.35	to	1.06	2,159,594	1.77	1.05	to	2.95	2.92	to	1.02
12/31/2022	1,514,364	1.31	to	1.05	1,848,656	1.05	1.05	to	2.95	(13.93)	to	(15.51)
12/31/2021	1,358,235	1.53	to	1.24	2,082,552	2.18	1.05	to	2.95	(3.41)	to	(5.19)
TA Aegon U.S. Government Securities Service Class
12/31/2025	941,169	1.40	to	8.78	1,236,482	3.37	0.85	to	2.50	4.67	to	2.99
12/31/2024	1,164,255	1.34	to	8.52	1,451,850	2.85	0.85	to	2.50	(0.69)	to	(2.30)
12/31/2023	1,863,050	1.35	to	8.72	2,351,342	1.42	0.85	to	2.50	2.82	to	1.16
12/31/2022	2,485,350	1.31	to	8.62	3,051,097	0.93	0.85	to	2.50	(14.03)	to	(15.41)
12/31/2021	1,109,314	1.52	to	10.19	1,578,557	1.75	0.85	to	2.50	(3.36)	to	(4.91)
TA BlackRock Government Money Market Initial Class
12/31/2025	6,832,814	1.13	to	0.75	6,096,941	3.99	1.05	to	2.95	2.99	to	1.08
12/31/2024	7,137,083	1.09	to	0.74	6,247,344	4.93	1.05	to	2.95	3.94	to	2.01
12/31/2023	7,474,865	1.05	to	0.73	6,442,315	4.75	1.05	to	2.95	3.77	to	1.86
12/31/2022	10,064,734	1.01	to	0.71	8,620,370	1.45	1.05	to	2.95	0.35	to	(1.49)
12/31/2021	9,374,755	1.01	to	0.72	7,961,816	-	1.05	to	2.95	(1.03)	to	(2.86)
TA BlackRock Government Money Market Service Class
12/31/2025	2,922,962	1.14	to	9.50	3,088,884	3.75	0.85	to	2.50	2.93	to	1.27
12/31/2024	3,232,759	1.11	to	9.38	3,340,105	4.69	0.85	to	2.50	3.89	to	2.21
12/31/2023	4,035,924	1.07	to	9.18	4,043,324	4.55	0.85	to	2.50	3.78	to	2.12
12/31/2022	5,449,916	1.03	to	8.99	5,310,610	1.37	0.85	to	2.50	0.55	to	(1.06)
12/31/2021	6,492,021	1.02	to	9.08	6,326,418	0.01	0.85	to	2.50	(0.84)	to	(2.44)
TA BlackRock iShares Edge 40 Initial Class
12/31/2025	379,347	2.54	to	12.16	821,703	2.86	1.05	to	2.95	10.48	to	8.44
12/31/2024	561,906	2.30	to	11.21	1,101,980	2.68	1.05	to	2.95	5.59	to	3.63
12/31/2023	621,844	2.18	to	10.82	1,161,426	2.29	1.05	to	2.95	8.31	to	6.32
12/31/2022	654,575	2.01	to	10.18	1,138,581	1.80	1.05	to	2.95	(15.13)	to	(16.70)
12/31/2021	791,754	2.37	to	12.22	1,644,342	1.82	1.05	to	2.95	4.99	to	3.05
TA BlackRock iShares Edge 40 Service Class
12/31/2025	131,671	2.14	to	12.29	257,290	2.84	0.85	to	2.50	10.49	to	8.71
12/31/2024	132,712	1.94	to	11.31	238,905	2.47	0.85	to	2.50	5.57	to	3.87
12/31/2023	193,725	1.83	to	10.89	316,220	2.01	0.85	to	2.50	8.15	to	6.41
12/31/2022	215,032	1.70	to	10.23	325,359	1.57	0.85	to	2.50	(15.16)	to	(16.52)
12/31/2021	241,627	2.00	to	12.25	433,905	1.52	0.85	to	2.50	4.88	to	3.20
TA BlackRock Real Estate Securities Initial Class
12/31/2025	87,234	3.57	to	2.16	269,763	1.81	1.05	to	2.95	8.38	to	6.38
12/31/2024	91,534	3.29	to	2.03	262,137	2.15	1.05	to	2.95	0.20	to	(1.66)
12/31/2023	102,043	3.29	to	2.06	295,587	6.11	1.05	to	2.95	12.15	to	10.09
12/31/2022	113,494	2.93	to	1.87	296,046	3.27	1.05	to	2.95	(28.94)	to	(30.25)
12/31/2021	128,339	4.12	to	2.68	475,080	2.65	1.05	to	2.95	24.91	to	22.61
TA BlackRock Real Estate Securities Service Class
12/31/2025	77,275	2.87	to	11.32	200,514	1.43	0.85	to	2.50	8.40	to	6.66
12/31/2024	80,745	2.65	to	10.62	191,110	1.79	0.85	to	2.50	0.17	to	(1.45)
12/31/2023	86,166	2.64	to	10.77	201,507	5.31	0.85	to	2.50	12.20	to	10.39
12/31/2022	85,002	2.35	to	9.76	176,679	2.83	0.85	to	2.50	(28.99)	to	(30.13)
12/31/2021	97,831	3.31	to	13.97	287,677	2.00	0.85	to	2.50	24.79	to	22.78

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA International Focus Initial Class
12/31/2025	386,964	$1.87	to	$1.65	$ 701,237	1.72%	1.70%	to	2.95%	4.69%	to	3.42%
12/31/2024	409,455	1.78	to	1.59	709,309	2.21	1.70	to	2.95	(2.72)	to	(3.90)
12/31/2023	506,589	1.83	to	1.66	902,202	2.00	1.70	to	2.95	10.66	to	9.32
12/31/2022	540,347	1.66	to	1.52	871,418	2.90	1.70	to	2.95	(21.38)	to	(22.33)
12/31/2021	745,830	2.11	to	1.95	1,536,548	1.27	1.70	to	2.95	8.97	to	7.64
TA International Focus Service Class
12/31/2025	280,678	2.67	to	13.34	743,664	1.52	0.85	to	2.50	5.34	to	3.64
12/31/2024	274,929	2.54	to	12.87	693,971	2.11	0.85	to	2.50	(2.16)	to	(3.75)
12/31/2023	290,921	2.59	to	13.37	747,702	1.78	0.85	to	2.50	11.33	to	9.54
12/31/2022	291,603	2.33	to	12.21	673,246	2.76	0.85	to	2.50	(20.97)	to	(22.24)
12/31/2021	305,363	2.95	to	15.70	889,230	1.09	0.85	to	2.50	9.70	to	7.93
TA Janus Mid-Cap Growth Initial Class
12/31/2025	1,537,244	6.58	to	2.76	8,237,177	0.01	1.05	to	2.95	6.99	to	5.01
12/31/2024	1,747,817	6.15	to	2.63	8,837,727	0.13	1.05	to	2.95	13.19	to	11.09
12/31/2023	1,864,187	5.44	to	2.37	8,334,812	-	1.05	to	2.95	15.83	to	13.70
12/31/2022	1,988,259	4.69	to	2.08	7,705,913	-	1.05	to	2.95	(17.58)	to	(19.10)
12/31/2021	2,204,248	5.70	to	2.57	10,372,495	0.27	1.05	to	2.95	16.08	to	13.94
TA Janus Mid-Cap Growth Service Class
12/31/2025	75,445	5.52	to	22.59	367,742	-	0.85	to	2.50	6.94	to	5.22
12/31/2024	108,145	5.16	to	21.47	492,282	-	0.85	to	2.50	13.10	to	11.27
12/31/2023	114,776	4.56	to	19.30	464,567	-	0.85	to	2.50	15.82	to	13.96
12/31/2022	180,006	3.94	to	16.93	651,869	-	0.85	to	2.50	(17.63)	to	(18.96)
12/31/2021	184,789	4.78	to	20.90	815,131	0.10	0.85	to	2.50	16.00	to	14.14
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2025	4,279,728	2.61	to	1.70	9,050,576	3.98	1.05	to	2.95	9.48	to	7.46
12/31/2024	4,453,688	2.38	to	1.58	8,778,614	2.02	1.05	to	2.95	4.62	to	2.67
12/31/2023	5,105,337	2.28	to	1.54	9,660,945	2.28	1.05	to	2.95	5.94	to	3.99
12/31/2022	5,429,479	2.15	to	1.48	9,643,448	5.51	1.05	to	2.95	(16.23)	to	(17.78)
12/31/2021	5,864,348	2.56	to	1.80	12,486,252	2.46	1.05	to	2.95	4.80	to	2.87
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2025	5,540,551	2.19	to	1.28	11,574,453	3.72	0.85	to	2.50	9.43	to	7.66
12/31/2024	6,422,502	2.01	to	1.19	12,243,709	1.76	0.85	to	2.50	4.62	to	2.93
12/31/2023	7,631,531	1.92	to	1.15	13,949,410	1.93	0.85	to	2.50	5.93	to	4.23
12/31/2022	9,832,610	1.81	to	1.11	16,882,236	5.29	0.85	to	2.50	(16.32)	to	(17.66)
12/31/2021	11,621,815	2.16	to	1.34	23,899,316	2.16	0.85	to	2.50	4.74	to	3.05
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2025	6,436,376	3.25	to	2.09	16,451,970	3.23	1.05	to	2.95	10.73	to	8.69
12/31/2024	6,752,615	2.93	to	1.93	15,660,612	1.57	1.05	to	2.95	6.89	to	4.91
12/31/2023	7,603,630	2.75	to	1.84	16,594,046	2.08	1.05	to	2.95	7.97	to	5.99
12/31/2022	8,422,527	2.54	to	1.73	17,163,301	5.23	1.05	to	2.95	(16.95)	to	(18.48)
12/31/2021	9,844,167	3.06	to	2.12	24,327,651	1.85	1.05	to	2.95	8.05	to	6.05
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2025	12,530,618	2.68	to	1.96	32,230,483	3.08	0.85	to	2.50	10.60	to	8.82
12/31/2024	14,729,337	2.42	to	1.80	34,291,488	1.36	0.85	to	2.50	6.78	to	5.06
12/31/2023	16,394,992	2.27	to	1.72	36,159,275	1.83	0.85	to	2.50	7.94	to	6.21
12/31/2022	19,380,636	2.10	to	1.62	39,737,043	5.03	0.85	to	2.50	(16.96)	to	(18.29)
12/31/2021	22,462,423	2.53	to	1.98	55,668,430	1.67	0.85	to	2.50	8.01	to	6.28
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2025	8,468,440	4.04	to	1.74	26,237,915	2.69	1.05	to	2.95	11.96	to	9.89
12/31/2024	9,317,060	3.61	to	1.59	26,022,435	1.22	1.05	to	2.95	9.89	to	7.85
12/31/2023	10,102,270	3.28	to	1.47	25,888,100	1.96	1.05	to	2.95	11.05	to	9.01
12/31/2022	11,063,497	2.96	to	1.35	25,695,784	5.27	1.05	to	2.95	(18.21)	to	(19.72)
12/31/2021	12,277,126	3.61	to	1.68	34,803,614	2.19	1.05	to	2.95	12.76	to	10.68

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2025	25,076,627	$3.26	to	$2.52	$ 75,002,988	2.45%	0.85%	to	2.50%	11.89%	to	10.09%
12/31/2024	29,328,596	2.91	to	2.29	78,327,012	0.97	0.85	to	2.50	9.76	to	7.99
12/31/2023	33,721,222	2.65	to	2.12	82,272,943	1.71	0.85	to	2.50	10.99	to	9.21
12/31/2022	39,911,176	2.39	to	1.94	87,877,402	5.06	0.85	to	2.50	(18.22)	to	(19.54)
12/31/2021	45,559,961	2.92	to	2.41	122,884,732	1.93	0.85	to	2.50	12.75	to	10.93
TA JPMorgan Diversified Equity Allocation Initial Class
12/31/2025	1,937,771	5.62	to	2.42	7,979,679	1.37	1.05	to	2.95	18.21	to	16.03
12/31/2024	2,216,334	4.76	to	2.08	7,803,093	1.34	1.05	to	2.95	15.16	to	13.02
12/31/2023	2,377,051	4.13	to	1.84	7,334,962	1.69	1.05	to	2.95	19.09	to	16.90
12/31/2022	2,782,552	3.47	to	1.58	7,325,453	6.03	1.05	to	2.95	(23.37)	to	(24.78)
12/31/2021	3,416,858	4.53	to	2.10	12,101,852	1.66	1.05	to	2.95	18.40	to	16.21
TA JPMorgan Diversified Equity Allocation Service Class
12/31/2025	1,948,177	4.38	to	2.78	8,118,685	1.26	0.85	to	2.50	18.06	to	16.16
12/31/2024	2,439,061	3.71	to	2.39	8,606,039	1.13	0.85	to	2.50	15.11	to	13.25
12/31/2023	2,649,762	3.22	to	2.11	8,125,097	1.44	0.85	to	2.50	19.00	to	17.09
12/31/2022	2,999,145	2.71	to	1.80	7,826,570	5.64	0.85	to	2.50	(23.39)	to	(24.62)
12/31/2021	3,369,736	3.53	to	2.39	11,636,639	1.52	0.85	to	2.50	18.34	to	16.44
TA JPMorgan Enhanced Index Initial Class
12/31/2025	2,429,848	4.72	to	5.58	11,100,349	0.70	1.15	to	2.95	14.89	to	12.89
12/31/2024	2,637,107	4.11	to	4.94	10,532,039	0.65	1.15	to	2.95	22.82	to	20.66
12/31/2023	1,083,837	3.35	to	4.09	3,456,144	0.79	1.15	to	2.95	26.22	to	24.02
12/31/2022	1,301,177	2.65	to	3.30	3,312,836	0.64	1.15	to	2.95	(19.28)	to	(20.69)
12/31/2021	1,629,490	3.28	to	4.16	5,171,395	0.79	1.15	to	2.95	28.64	to	26.39
TA JPMorgan Enhanced Index Service Class
12/31/2025	110,116	7.01	to	27.13	757,973	0.51	0.85	to	2.50	14.92	to	13.07
12/31/2024	154,959	6.10	to	24.00	914,893	0.44	0.85	to	2.50	22.85	to	20.86
12/31/2023	192,663	4.97	to	19.85	925,230	0.63	0.85	to	2.50	26.32	to	24.29
12/31/2022	147,854	3.93	to	15.97	569,242	0.40	0.85	to	2.50	(19.23)	to	(20.53)
12/31/2021	164,878	4.87	to	20.10	786,561	0.57	0.85	to	2.50	28.69	to	26.62
TA JPMorgan International Moderate Growth Initial Class
12/31/2025	164,900	1.71	to	13.70	261,037	3.37	1.05	to	2.65	16.79	to	14.97
12/31/2024	170,294	1.46	to	11.91	231,730	2.49	1.05	to	2.65	0.97	to	(0.62)
12/31/2023	237,093	1.45	to	11.99	325,972	1.63	1.05	to	2.65	8.03	to	6.35
12/31/2022	245,476	1.34	to	11.27	313,179	5.30	1.05	to	2.65	(18.14)	to	(19.41)
12/31/2021	234,770	1.64	to	13.99	367,266	1.52	1.05	to	2.65	8.12	to	6.43
TA JPMorgan International Moderate Growth Service Class
12/31/2025	3,078,506	1.69	to	1.40	4,983,236	3.08	0.85	to	2.50	16.68	to	14.80
12/31/2024	3,566,235	1.45	to	1.22	4,973,892	2.13	0.85	to	2.50	1.03	to	(0.61)
12/31/2023	4,073,864	1.43	to	1.23	5,635,339	1.32	0.85	to	2.50	7.79	to	6.05
12/31/2022	4,767,937	1.33	to	1.16	6,130,222	4.71	0.85	to	2.50	(18.12)	to	(19.43)
12/31/2021	5,567,250	1.62	to	1.44	8,726,526	1.28	0.85	to	2.50	8.09	to	6.35
TA JPMorgan Tactical Allocation Initial Class
12/31/2025	228,968	2.13	to	1.21	451,344	3.34	1.05	to	2.50	7.96	to	6.43
12/31/2024	265,951	1.98	to	1.13	487,551	2.81	1.05	to	2.50	3.18	to	1.71
12/31/2023	287,497	1.92	to	1.12	512,676	1.93	1.05	to	2.50	7.77	to	6.25
12/31/2022	317,535	1.78	to	1.05	527,290	1.95	1.05	to	2.50	(15.69)	to	(16.88)
12/31/2021	358,972	2.11	to	1.26	709,200	1.73	1.05	to	2.50	3.82	to	2.35
TA JPMorgan Tactical Allocation Service Class
12/31/2025	214,884	2.02	to	1.28	374,117	2.86	1.05	to	2.50	7.70	to	6.18
12/31/2024	255,501	1.88	to	1.20	413,714	2.41	1.05	to	2.50	2.99	to	1.53
12/31/2023	336,997	1.82	to	1.18	536,404	1.56	1.05	to	2.50	7.44	to	5.92
12/31/2022	406,923	1.70	to	1.12	604,675	1.53	1.05	to	2.50	(15.91)	to	(17.10)
12/31/2021	488,264	2.02	to	1.35	859,624	1.53	1.05	to	2.50	3.55	to	2.08

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA Multi-Managed Balanced Initial Class
12/31/2025	535,757	$5.37	to	$3.31	$ 2,352,974	2.09%	1.05%	to	2.95%	11.89%	to	9.82%
12/31/2024	686,111	4.80	to	3.02	2,708,365	1.92	1.05	to	2.95	13.74	to	11.63
12/31/2023	786,479	4.22	to	2.70	2,751,817	1.56	1.05	to	2.95	17.50	to	15.34
12/31/2022	888,148	3.59	to	2.34	2,663,699	1.15	1.05	to	2.95	(17.15)	to	(18.68)
12/31/2021	1,036,161	4.34	to	2.88	3,773,835	1.18	1.05	to	2.95	15.82	to	13.69
TA Multi-Managed Balanced Service Class
12/31/2025	4,108,284	4.84	to	18.27	16,253,766	1.86	0.85	to	2.50	11.78	to	9.98
12/31/2024	4,715,262	4.33	to	16.61	16,791,789	1.68	0.85	to	2.50	13.67	to	11.83
12/31/2023	5,782,028	3.81	to	14.85	18,552,729	1.34	0.85	to	2.50	17.44	to	15.56
12/31/2022	6,203,346	3.24	to	12.85	17,073,179	0.90	0.85	to	2.50	(17.19)	to	(18.52)
12/31/2021	7,514,542	3.92	to	15.78	24,977,434	0.95	0.85	to	2.50	15.81	to	13.94
TA Small/Mid Cap Value Initial Class
12/31/2025	312,194	2.76	to	15.95	3,341,927	1.26	1.05	to	2.95	8.67	to	6.67
12/31/2024	327,718	2.54	to	14.95	3,310,485	0.94	1.05	to	2.95	7.72	to	5.72
12/31/2023	371,799	2.36	to	14.15	3,478,477	1.05	1.05	to	2.95	11.23	to	9.19
12/31/2022	384,091	2.12	to	12.96	3,323,511	0.60	1.05	to	2.95	(9.26)	to	(10.93)
12/31/2021	410,597	2.34	to	14.55	3,921,327	0.65	1.05	to	2.95	26.79	to	24.46
TA T. Rowe Price Small Cap Initial Class
12/31/2025	355,535	8.77	to	4.77	1,768,688	-	1.05	to	2.95	9.12	to	7.11
12/31/2024	390,677	8.03	to	4.46	1,773,470	-	1.05	to	2.95	11.60	to	9.53
12/31/2023	512,843	7.20	to	4.07	2,158,825	-	1.05	to	2.95	19.94	to	17.74
12/31/2022	639,702	6.00	to	3.46	2,201,377	-	1.05	to	2.95	(23.19)	to	(24.61)
12/31/2021	721,502	7.81	to	4.58	3,207,903	-	1.05	to	2.95	10.22	to	8.18
TA T. Rowe Price Small Cap Service Class
12/31/2025	130,618	6.31	to	18.78	750,606	-	0.85	to	2.50	9.01	to	7.25
12/31/2024	139,391	5.79	to	17.51	740,078	-	0.85	to	2.50	11.66	to	9.85
12/31/2023	146,785	5.19	to	15.94	701,569	-	0.85	to	2.50	19.86	to	17.94
12/31/2022	141,468	4.33	to	13.52	559,280	-	0.85	to	2.50	(23.25)	to	(24.48)
12/31/2021	107,306	5.64	to	17.90	535,984	-	0.85	to	2.50	10.15	to	8.37
TA TSW International Equity Initial Class
12/31/2025	384,335	1.86	to	2.27	715,164	2.24	1.70	to	2.95	29.66	to	28.08
12/31/2024	447,908	1.43	to	1.77	643,756	2.78	1.70	to	2.95	1.65	to	0.41
12/31/2023	542,519	1.41	to	1.76	764,305	1.12	1.70	to	2.95	13.55	to	12.18
12/31/2022	561,963	1.24	to	1.57	687,436	3.49	1.70	to	2.95	(15.83)	to	(16.85)
12/31/2021	629,700	1.47	to	1.89	919,239	1.89	1.70	to	2.95	11.52	to	10.16
TA TSW International Equity Service Class
12/31/2025	158,325	3.04	to	15.82	436,935	2.10	0.85	to	2.50	30.31	to	28.22
12/31/2024	191,072	2.34	to	12.34	396,530	2.65	0.85	to	2.50	2.24	to	0.59
12/31/2023	236,034	2.28	to	12.26	480,592	0.79	0.85	to	2.50	14.29	to	12.46
12/31/2022	224,308	2.00	to	10.91	400,652	3.07	0.85	to	2.50	(15.35)	to	(16.71)
12/31/2021	247,965	2.36	to	13.09	527,518	1.74	0.85	to	2.50	12.25	to	10.44
TA TSW Mid Cap Value Opportunities Initial Class
12/31/2025	275,189	6.57	to	2.69	1,249,042	1.24	1.05	to	2.70	8.42	to	6.68
12/31/2024	295,064	6.06	to	2.52	1,237,469	1.39	1.05	to	2.70	7.35	to	5.61
12/31/2023	349,968	5.64	to	2.39	1,385,747	1.49	1.05	to	2.70	9.66	to	7.90
12/31/2022	378,303	5.14	to	2.21	1,369,744	0.83	1.05	to	2.70	(9.18)	to	(10.64)
12/31/2021	407,202	5.66	to	2.48	1,633,164	0.77	1.05	to	2.70	27.85	to	25.80
TA WMC US Growth Initial Class
12/31/2025	10,126,764	10.63	to	4.63	48,285,300	-	1.05	to	2.95	16.54	to	14.39
12/31/2024	11,647,779	9.12	to	4.05	48,115,421	0.01	1.05	to	2.95	27.65	to	25.28
12/31/2023	12,926,340	7.15	to	3.23	41,990,922	0.04	1.05	to	2.95	40.61	to	38.03
12/31/2022	10,962,324	5.08	to	2.34	25,945,070	-	1.05	to	2.95	(32.06)	to	(33.31)
12/31/2021	12,073,568	7.48	to	3.51	41,899,264	0.08	1.05	to	2.95	19.41	to	17.21

5.	Financial Highlights (continued)

		At December 31					For the Year Ended December 31
				Unit Fair Value				Expense			Total Return***
				Corresponding to			Investment	Ratio**				Corresponding to
				Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount		Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA WMC US Growth Service Class
	12/31/2025	744,198	$8.40	to	$34.25	$ 5,899,725	-%	0.85%	to	2.50%	16.48%	to	14.61%
	12/31/2024	891,529	7.21	to	29.89	6,119,411	-	0.85	to	2.50	27.60	to	25.54
	12/31/2023	1,101,171	5.65	to	23.81	5,968,391	-	0.85	to	2.50	40.53	to	38.28
	12/31/2022	1,084,682	4.02	to	17.22	4,228,617	-	0.85	to	2.50	(32.09)	to	(33.18)
	12/31/2021	1,149,548	5.92	to	25.77	6,666,775	-	0.85	to	2.50	19.36	to	17.44

(1)	See Footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% to .40% of the daily net assets value of each subaccount for administrative expenses. TLIC may also deduct an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from .70% to 3.70% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Retirement Builder Variable Annuity Account
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.